UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

Item 1. Reports to Stockholders.

2011 SEMIANNUAL REPORT

TIAA-CREF LIFECYCLE FUNDS
OF THE TIAA-CREF FUNDS

MARCH 31, 2011

Financial statements (unaudited)

A CHANGE IN THE LIFECYCLE FUNDS REPORTING CYCLE

The TIAA-CREF Funds Board of Trustees has approved a change to the fiscal year-end of the funds included in this semiannual report, from September 30 to May 31. Beginning May 31, 2011, the Lifecycle Funds will issue annual reports dated May 31 and semiannual reports dated November 30.

UNDERSTANDING YOUR LIFECYCLE FUNDS REPORT

This semiannual report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, as of March 31, 2011. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad-based market index.

•	The portfolios of investments list the underlying funds in which each fund had investments as of March 31, 2011.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Retirement, Institutional or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

INFORMATION FOR LIFECYCLE FUNDS INVESTORS

PORTFOLIO LISTINGS

The complete Lifecycle Funds’ portfolios of investments begin on page 22 of this report. You can also obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ and the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC). (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Funds and their underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

FUND MANAGEMENT

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	3

ABOUT THE FUNDS’ COMPOSITE BENCHMARKS

Each Lifecycle fund uses a composite benchmark that represents the five general market sectors in which each fund may invest: U.S. equity (stocks); international equity; fixed income; short-term fixed income; and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•

Russell 3000® Index (U.S. equity), which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•

MSCI EAFE+EM (Emerging Markets) Index* (international equity), which measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging countries in Europe, Asia, Africa, Latin America and the Middle East.

•

Barclays Capital U.S. Aggregate Bond Index (fixed income), which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

Barclays Capital U.S. 1–5 Year Government/Credit Bond Index (short-term fixed income), which measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

•

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for all Urban Consumers.

*	On February 1, 2011, the MSCI EAFE+EM (Emerging Markets) Index replaced the MSCI EAFE Index in the funds’ composite benchmarks as the benchmark for the international equity market sector.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the Lifecycle Funds incur only one of two potential types of costs:

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Funds and fees for the underlying funds; each Lifecycle fund bears its pro rata share of fees and expenses incurred by the underlying funds in which it invests.

The examples that appear in the tables on pages 6 through 9 are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

ACTUAL EXPENSES

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in each fund’s entry in the tables shows a hypothetical account value and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2011

Lifecycle Funds—Retirement Class

	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period (10/1/10–3/31/11)	*	Effective expenses paid during period (10/1/10–3/31/11)	†

Retirement Income Fund actual return	$1,000.00	$1,065.06	$1.29		$3.24
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.18

2010 Fund actual return	$1,000.00	$1,082.28	$1.30		$3.37
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.28

2015 Fund actual return	$1,000.00	$1,095.67	$1.31		$3.45
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.33

2020 Fund actual return	$1,000.00	$1,110.84	$1.32		$3.58
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.43

2025 Fund actual return	$1,000.00	$1,124.51	$1.32		$3.65
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.48

2030 Fund actual return	$1,000.00	$1,138.76	$1.33		$3.73
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.53

2035 Fund actual return	$1,000.00	$1,154.31	$1.34		$3.81
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.58

2040 Fund actual return	$1,000.00	$1,155.99	$1.34		$3.82
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.58

2045 Fund actual return	$1,000.00	$1,154.07	$1.34		$3.87
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.63

2050 Fund actual return	$1,000.00	$1,155.26	$1.34		$3.87
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.63

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted average expense ratio was 0.63% for the Retirement Income Fund; 0.65% for the 2010 Fund; 0.66% for the 2015 Fund; 0.68% for the 2020 Fund; 0.69% for the 2025 Fund; 0.70% for the 2030 Fund; 0.71% for the 2035 and 2040 Funds; and 0.72% for the 2045 and 2050 Funds.

6	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2011

Lifecycle Funds—Institutional Class

	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period (10/1/10–3/31/11)	*	Effective expenses paid during period (10/1/10–3/31/11)	†

Retirement Income Fund actual return	$1,000.00	$1,065.13	$0.00		$1.96
5% annual hypothetical return	1,000.00	1,024.93	0.00		1.92

2010 Fund actual return	$1,000.00	$1,083.95	$0.00		$2.08
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.02

2015 Fund actual return	$1,000.00	$1,098.02	$0.00		$2.14
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.07

2020 Fund actual return	$1,000.00	$1,112.50	$0.00		$2.26
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.17

2025 Fund actual return	$1,000.00	$1,126.71	$0.00		$2.33
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.22

2030 Fund actual return	$1,000.00	$1,141.08	$0.00		$2.40
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.27

2035 Fund actual return	$1,000.00	$1,155.06	$0.00		$2.47
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.32

2040 Fund actual return	$1,000.00	$1,158.12	$0.00		$2.48
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.32

2045 Fund actual return	$1,000.00	$1,156.79	$0.00		$2.53
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.37

2050 Fund actual return	$1,000.00	$1,156.39	$0.00		$2.53
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.37

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted average expense ratio was 0.38% for the Retirement Income Fund; 0.40% for the 2010 Fund; 0.41% for the 2015 Fund; 0.43% for the 2020 Fund; 0.44% for the 2025 Fund; 0.45% for the 2030 Fund; 0.46% for the 2035 and 2040 Funds; and 0.47% for the 2045 and 2050 Funds.

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	7

IMPORTANT INFORMATION ABOUT EXPENSES	continued

EXPENSE EXAMPLE—FOR THE SIX MONTHS ENDED MARCH 31, 2011

Lifecycle Funds—Retail Class

	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period (10/1/10–3/31/11)	*	Effective expenses paid during period (10/1/10–3/31/11)	†

Retirement Income Fund actual return	$1,000.00	$1,065.49	$0.82		$2.78
5% annual hypothetical return	1,000.00	1,024.13	0.81		2.72

*

The amounts in the “Expenses paid” column are based on the fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.16% for the Retail Class of the Retirement Income Fund.

†

The amounts in the “Effective expenses paid” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted average expense ratio was 0.54% for the Retail Class of the Retirement Income Fund.

8	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

concluded

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2011

Lifecycle Funds—Premier Class

	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period (10/1/10–3/31/11)	*	Effective expenses paid during period (10/1/10–3/31/11)	†

Retirement Income Fund actual return	$1,000.00	$1,064.40	$0.77		$2.73
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.67

2010 Fund actual return	$1,000.00	$1,082.40	$0.78		$2.86
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.77

2015 Fund actual return	$1,000.00	$1,096.49	$0.78		$2.93
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.82

2020 Fund actual return	$1,000.00	$1,110.87	$0.79		$3.05
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.92

2025 Fund actual return	$1,000.00	$1,126.48	$0.80		$3.13
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.97

2030 Fund actual return	$1,000.00	$1,140.92	$0.80		$3.20
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.02

2035 Fund actual return	$1,000.00	$1,154.68	$0.81		$3.28
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.07

2040 Fund actual return	$1,000.00	$1,156.39	$0.81		$3.28
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.07

2045 Fund actual return	$1,000.00	$1,156.50	$0.81		$3.33
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.13

2050 Fund actual return	$1,000.00	$1,156.07	$0.81		$3.33
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.13

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted average expense ratio was 0.53% for the Retirement Income Fund; 0.55% for the 2010 Fund; 0.56% for the 2015 Fund; 0.58% for the 2020 Fund; 0.59% for the 2025 Fund; 0.60% for the 2030 Fund; 0.61% for the 2035 and 2040 Funds; and 0.62% for the 2045 and 2050 Funds.

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	9

INVESTMENT RESULTS OF THE LIFECYCLE FUNDS

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2011

For the six-month period, all ten of the TIAA-CREF Lifecycle Funds outperformed their respective composite benchmarks, with returns for the Retirement Class ranging from 6.51% for the Retirement Income Fund to 15.60% for the 2040 Fund.

The recovery wavers

The nation’s gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annual rate of 3.1% in the fourth quarter of 2010. Early estimates for the first quarter of 2011 showed growth slowing to 1.8%. Higher corporate profits and the Federal Reserve’s ongoing purchases of U.S. Treasuries helped keep interest rates relatively low, encouraging investors.

          The Russell 3000® Index, which measures the broad U.S. stock market, rose 18.71% for the six months ended March 31, 2011. Foreign stocks also posted a double-digit gain but trailed U.S. issues. The MSCI EAFE+EM (Emerging Markets) Index, which measures stock performance in 22 developed nations outside North America and in 21 developing nations, gained 10.04% in dollar terms for the six months. During the period covered by this report, the MSCI EAFE+EM (Emerging Markets) Index replaced the MSCI EAFE Index in the Lifecycle Funds’ composite benchmarks.

Bonds decline as prices fall

Amid sluggish job growth, continuing weakness in the housing markets and high levels of personal debt, the Federal Reserve maintained its target for the federal funds rate within a range of 0% to 0.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) As the economy improved, some investors sought the potentially higher returns of stocks and lower-quality, high-yielding fixed-income securities. The Barclays Capital U.S. Aggregate Bond Index, which measures the broad market for investment-grade, fixed-rate bonds, fell 0.88% for the six months.

          Commercial mortgage-backed securities posted a 3.0% gain, while corporate bonds, U.S. agency securities and Treasuries fell 0.8%, 0.8% and 2.8%, respectively. (Sector returns come from the components of the Barclays Capital aggregate index.)

          Inflation-protected bonds returned 1.42%, as measured by the Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). Short-term bonds, as measured by the Barclays Capital U.S. 1–5 Year Government/Credit Bond Index, returned –0.33%.

10	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

All ten funds outpace their composite benchmarks

All ten Lifecycle Funds posted solid gains for the six months covered by this report, and each of the funds outperformed its composite benchmark.

          The Lifecycle Funds invest in five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed-income and inflation-protected assets. The Lifecycle Funds do this by investing in various underlying mutual funds that in turn buy stocks, bonds or other securities in these market sectors.

          The returns of a Lifecycle fund depend primarily on how its investments are distributed among the market sectors and how those sectors perform. How a Lifecycle fund performs in comparison with its composite benchmark depends on the performance of the individual underlying funds in comparison with the performance of the public indexes used to represent the market sectors in the fund’s composite benchmark.

          During the six-month period, those Lifecycle Funds with larger investments in the U.S. and international equity sectors had the best absolute performance because these sectors easily outperformed the three fixed-income sectors during that time. For example, the 2050 Fund, which held approximately 90% equities and 10% fixed income, posted a 15.53% gain, while the Retirement Income Fund, with approximately 40% of its assets invested in equities, returned 6.51%.

          The performance of the Lifecycle Funds, relative to their respective composite benchmarks, benefited most from their fixed-income holdings. All three underlying funds within the fixed-income segment outperformed the Barclays Capital aggregate index for the six-month period. Also boosting the funds’ relative performance were outsized results from the U.S. equity segment. Five of the eight underlying funds within this segment topped the return of the Russell 3000 Index.

          For the Retirement Income, 2010 and 2015 funds, these results were partly offset by the underperformance of the Inflation-Linked Bond Fund versus the inflation-protected assets sector during the period.

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	11

LIFECYCLE RETIREMENT INCOME FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle Retirement Income Fund	6 months	1 year	since fund inception (11/30/07)

Retirement Class (inception: 11/30/2007)	6.51%	10.23%	2.51%
Institutional Class (inception: 11/30/2007)	6.51	10.36	2.75
Retail Class (inception: 11/30/2007)	6.55	10.31	2.68
Premier Class (inception: 9/30/2009)	6.44	10.22	2.55	*

Retirement Income Fund Composite Index†	6.28	9.92	3.24

Broad-based market index
Barclays Capital U.S. Aggregate Bond Index	–0.88	5.12	5.52

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.

†

As of the close of business on March 31, 2011, the Retirement Income Fund Composite Index consisted of: 40.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE+EM (Emerging Markets) Index; 10.0% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 10.0% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	30.0%	30.1%
International equity	10.0	10.0
Fixed income	40.0	39.9
Short-term fixed income	10.0	9.9
Inflation-protected assets	10.0	10.0
Other assets & liabilities, net	—	0.1

Total	100.0	100.0

12	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

LIFECYCLE 2010 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle 2010 Fund	6 months	1 year	5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	8.23%	11.44%	3.95%		5.11%
Institutional Class (inception: 1/17/2007)	8.39	11.66	4.18	*	5.29	*
Premier Class (inception: 9/30/2009)	8.24	11.50	3.97	*	5.13	*

2010 Fund Composite Index†	7.85	10.88	4.22		5.36

Broad-based market index
Barclays Capital U.S. Aggregate Bond Index	–0.88	5.12	6.03		4.99

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on March 31, 2011, the 2010 Fund Composite Index consisted of: 38.2% Barclays Capital U.S. Aggregate Bond Index; 36.9% Russell 3000® Index; 12.3% MSCI EAFE+EM (Emerging Markets) Index; 6.3% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 6.3% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	36.7%	37.2%
International equity	12.3	12.2
Fixed income	38.2	38.1
Short-term fixed income	6.4	6.1
Inflation-protected assets	6.4	6.1
Other assets & liabilities, net	—	0.3

Total	100.0	100.0

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	13

LIFECYCLE 2015 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle 2015 Fund	6 months	1 year	5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	9.57%	12.20%	3.72%		5.17%
Institutional Class (inception: 1/17/2007)	9.80	12.56	3.95	*	5.35	*
Premier Class (inception: 9/30/2009)	9.65	12.41	3.76	*	5.20	*

2015 Fund Composite Index†	9.17	11.67	3.96		5.37

Broad-based market index
Russell 3000® Index	18.71	17.41	2.95		5.70

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on March 31, 2011, the 2015 Fund Composite Index consisted of: 42.6% Russell 3000 Index; 34.6% Barclays Capital U.S. Aggregate Bond Index; 14.2% MSCI EAFE+EM (Emerging Markets) Index; 4.3% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 4.3% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	42.3%	42.8%
International equity	14.1	14.0
Fixed income	34.8	34.5
Short-term fixed income	4.4	4.1
Inflation-protected assets	4.4	4.2
Other assets & liabilities, net	—	0.4

Total	100.0	100.0

14	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

LIFECYCLE 2020 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle 2020 Fund	6 months	1 year	5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	11.08%	13.14%	3.30%		5.04%
Institutional Class (inception: 1/17/2007)	11.25	13.51	3.52	*	5.21	*
Premier Class (inception: 9/30/2009)	11.09	13.34	3.34	*	5.07	*

2020 Fund Composite Index†	10.54	12.50	3.55		5.23

Broad-based market index
Russell 3000® Index	18.71	17.41	2.95		5.70

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on March 31, 2011, the 2020 Fund Composite Index consisted of: 48.6% Russell 3000 Index; 30.6% Barclays Capital U.S. Aggregate Bond Index; 16.2% MSCI EAFE+EM (Emerging Markets) Index; 2.3% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 2.3% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	48.3%	48.8%
International equity	16.1	15.9
Fixed income	30.8	30.4
Short-term fixed income	2.4	2.2
Inflation-protected assets	2.4	2.3
Other assets & liabilities, net	—	0.4

Total	100.0	100.0

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	15

LIFECYCLE 2025 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle 2025 Fund	6 months	1 year	5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	12.45%	14.01%	2.91%		4.93%
Institutional Class (inception: 1/17/2007)	12.67	14.36	3.14	*	5.12	*
Premier Class (inception: 9/30/2009)	12.65	14.08	2.93	*	4.95	*

2025 Fund Composite Index†	11.93	13.31	3.15		5.09

Broad-based market index
Russell 3000® Index	18.71	17.41	2.95		5.70

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on March 31, 2011, the 2025 Fund Composite Index consisted of: 54.6% Russell 3000 Index; 26.6% Barclays Capital U.S. Aggregate Bond Index; 18.2% MSCI EAFE+EM (Emerging Markets) Index; 0.3% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L); and 0.3% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	54.3%	54.6%
International equity	18.1	18.0
Fixed income	26.8	26.4
Short-term fixed income	0.4	0.2
Inflation-protected assets	0.4	0.3
Other assets & liabilities, net	—	0.5

Total	100.0	100.0

16	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

LIFECYCLE 2030 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle 2030 Fund	6 months	1 year	5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	13.88%	14.79%	2.49%		4.73%
Institutional Class (inception: 1/17/2007)	14.11	15.20	2.73	*	4.91	*
Premier Class (inception: 9/30/2009)	14.09	15.04	2.53	*	4.76	*

2030 Fund Composite Index†	13.39	14.11	2.75		4.95

Broad-based market index
Russell 3000® Index	18.71	17.41	2.95		5.70

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on March 31, 2011, the 2030 Fund Composite Index consisted of: 60.6% Russell 3000 Index; 20.2% MSCI EAFE+EM (Emerging Markets) Index; and 19.2% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	60.3%	60.5%
International equity	20.1	20.0
Fixed income	19.6	19.0
Other assets & liabilities, net	—	0.5

Total	100.0	100.0

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	17

LIFECYCLE 2035 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle 2035 Fund	6 months	1 year	5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	15.43%	15.66%	2.50%		4.93%
Institutional Class (inception: 1/17/2007)	15.51	15.92	2.71	*	5.10	*
Premier Class (inception: 9/30/2009)	15.47	15.75	2.54	*	4.96	*

2035 Fund Composite Index†	14.86	14.93	2.76		5.13

Broad-based market index
Russell 3000® Index	18.71	17.41	2.95		5.70

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on March 31, 2011, the 2035 Fund Composite Index consisted of: 66.6% Russell 3000 Index; 22.2% MSCI EAFE+EM (Emerging Markets) Index; and 11.2% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	66.3%	66.5%
International equity	22.1	21.9
Fixed income	11.6	11.1
Other assets & liabilities, net	—	0.5

Total	100.0	100.0

18	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

LIFECYCLE 2040 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle 2040 Fund	6 months	1 year	5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	15.60%	15.83%	2.72%		5.28%
Institutional Class (inception: 1/17/2007)	15.81	16.23	2.94	*	5.46	*
Premier Class (inception: 9/30/2009)	15.64	16.05	2.76	*	5.31	*

2040 Fund Composite Index†	14.99	15.07	2.91		5.42

Broad-based market index
Russell 3000® Index	18.71	17.41	2.95		5.70

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on March 31, 2011, the 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM (Emerging Markets) Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	67.5%	67.3%
International equity	22.5	22.2
Fixed income	10.0	10.0
Other assets & liabilities, net	—	0.5

Total	100.0	100.0

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	19

LIFECYCLE 2045 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle 2045 Fund	6 months	1 year	since fund inception (11/30/07)

Retirement Class (inception: 11/30/2007)	15.41%	15.71%	–1.63%
Institutional Class (inception: 11/30/2007)	15.68	15.98	–1.37
Premier Class (inception: 9/30/2009)	15.65	15.95	–1.54	*

2045 Fund Composite Index†	14.99	15.07	–0.60

Broad-based market index
Russell 3000® Index	18.71	17.41	–0.16

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.

†

As of the close of business on March 31, 2011, the 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM (Emerging Markets) Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	67.5%	66.7%
International equity	22.5	22.3
Fixed income	10.0	10.0
Other assets & liabilities, net	—	1.0

Total	100.0	100.0

20	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

LIFECYCLE 2050 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle 2050 Fund	6 months	1 year	since fund inception (11/30/2007)

Retirement Class (inception: 11/30/2007)	15.53	15.83%	–1.70%
Institutional Class (inception: 11/30/2007)	15.64	16.09	–1.44
Premier Class (inception: 9/30/2009)	15.61	15.91	–1.66	*

2050 Fund Composite Index†	14.99	15.07	–0.60

Broad-based market index
Russell 3000® Index	18.71	17.41	–0.16

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.

†

As of the close of business on March 31, 2011, the 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM (Emerging Markets) Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	67.5%	66.7%
International equity	22.5	22.3
Fixed income	10.0	10.0
Other assets & liabilities, net	—	1.0

Total	100.0	100.0

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	21

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE RETIREMENT INCOME FUND ▪ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
3,648,960	TIAA-CREF Bond Fund	$37,803,227	38.9%
47,771	TIAA-CREF Bond Plus Fund	485,355	0.5
48,743	TIAA-CREF High-Yield Fund	486,947	0.5

		38,775,529	39.9

INFLATION-PROTECTED ASSETS
874,257	TIAA-CREF Inflation-Linked Bond Fund	9,756,703	10.0

		9,756,703	10.0

INTERNATIONAL EQUITY
163,827	TIAA-CREF Emerging Markets Equity Fund	1,946,268	2.0
524,973	TIAA-CREF Enhanced International Equity Index Fund	3,895,298	4.0
393,907	TIAA-CREF International Equity Fund	3,903,621	4.0

		9,745,187	10.0

SHORT-TERM FIXED INCOME
939,137	TIAA-CREF Short-Term Bond Fund	9,673,114	9.9

		9,673,114	9.9

U.S. EQUITY
547,898	TIAA-CREF Enhanced Large-Cap Growth Index Fund	5,391,312	5.5
618,013	TIAA-CREF Enhanced Large-Cap Value Index Fund	5,321,092	5.5
469,247	TIAA-CREF Growth & Income Fund	4,556,393	4.7
490,661	TIAA-CREF Large-Cap Growth Fund	5,407,082	5.6
384,095	TIAA-CREF Large-Cap Value Fund	5,308,200	5.5
18,428	TIAA-CREF Mid-Cap Growth Fund	384,586	0.4
23,114	TIAA-CREF Mid-Cap Value Fund	422,059	0.4
156,898	TIAA-CREF Small-Cap Equity Fund	2,460,168	2.5

		29,250,892	30.1

	TOTAL TIAA-CREF FUNDS (Cost $87,504,638)	97,201,425	99.9

	TOTAL PORTFOLIO (Cost $87,504,638)	97,201,425	99.9
	OTHER ASSETS & LIABILITIES, NET	45,817	0.1

	NET ASSETS	$97,247,242	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

22	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2010 FUND ▪ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
21,480,372	TIAA-CREF Bond Fund	$222,536,656	35.2%
586,085	TIAA-CREF Bond Plus Fund	5,954,621	0.9
1,256,256	TIAA-CREF High-Yield Fund	12,549,999	2.0

		241,041,276	38.1

INFLATION-PROTECTED ASSETS
3,480,300	TIAA-CREF Inflation-Linked Bond Fund	38,840,150	6.1

		38,840,150	6.1

INTERNATIONAL EQUITY
1,235,863	TIAA-CREF Emerging Markets Equity Fund	14,682,053	2.4
4,192,465	TIAA-CREF Enhanced International Equity Index Fund	31,108,091	4.9
3,137,205	TIAA-CREF International Equity Fund	31,089,703	4.9

		76,879,847	12.2

SHORT-TERM FIXED INCOME
3,717,985	TIAA-CREF Short-Term Bond Fund	38,295,241	6.1

		38,295,241	6.1

U.S. EQUITY
4,933,259	TIAA-CREF Enhanced Large-Cap Growth Index Fund	48,543,273	7.7
5,517,114	TIAA-CREF Enhanced Large-Cap Value Index Fund	47,502,351	7.5
3,490,879	TIAA-CREF Growth & Income Fund	33,896,436	5.4
3,604,336	TIAA-CREF Large-Cap Growth Fund	39,719,782	6.3
2,845,161	TIAA-CREF Large-Cap Value Fund	39,320,119	6.2
139,583	TIAA-CREF Mid-Cap Growth Fund	2,913,092	0.5
174,336	TIAA-CREF Mid-Cap Value Fund	3,183,376	0.5
1,264,005	TIAA-CREF Small-Cap Equity Fund	19,819,600	3.1

		234,898,029	37.2

	TOTAL TIAA-CREF FUNDS (Cost $576,194,123)	629,954,543	99.7

	TOTAL PORTFOLIO (Cost $576,194,123)	629,954,543	99.7
	OTHER ASSETS & LIABILITIES, NET	2,070,434	0.3

	NET ASSETS	$632,024,977	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	23

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2015 FUND ▪ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
24,228,140	TIAA-CREF Bond Fund	$251,003,527	30.0%
1,503,546	TIAA-CREF Bond Plus Fund	15,276,029	1.8
2,257,971	TIAA-CREF High-Yield Fund	22,557,127	2.7

		288,836,683	34.5

INFLATION-PROTECTED ASSETS
3,139,970	TIAA-CREF Inflation-Linked Bond Fund	35,042,062	4.2

		35,042,062	4.2

INTERNATIONAL EQUITY
1,934,866	TIAA-CREF Emerging Markets Equity Fund	22,986,211	2.8
6,354,996	TIAA-CREF Enhanced International Equity Index Fund	47,154,068	5.6
4,754,546	TIAA-CREF International Equity Fund	47,117,546	5.6

		117,257,825	14.0

SHORT-TERM FIXED INCOME
3,366,293	TIAA-CREF Short-Term Bond Fund	34,672,819	4.1

		34,672,819	4.1

U.S. EQUITY
7,436,482	TIAA-CREF Enhanced Large-Cap Growth Index Fund	73,174,983	8.7
8,301,978	TIAA-CREF Enhanced Large-Cap Value Index Fund	71,480,030	8.5
5,403,388	TIAA-CREF Growth & Income Fund	52,466,893	6.3
5,613,508	TIAA-CREF Large-Cap Growth Fund	61,860,860	7.4
4,403,381	TIAA-CREF Large-Cap Value Fund	60,854,729	7.3
214,794	TIAA-CREF Mid-Cap Growth Fund	4,482,758	0.5
268,261	TIAA-CREF Mid-Cap Value Fund	4,898,453	0.6
1,876,424	TIAA-CREF Small-Cap Equity Fund	29,422,332	3.5

		358,641,038	42.8

	TOTAL TIAA-CREF FUNDS (Cost $756,449,508)	834,450,427	99.6

	TOTAL PORTFOLIO (Cost $756,449,508)	834,450,427	99.6
	OTHER ASSETS & LIABILITIES, NET	3,119,567	0.4

	NET ASSETS	$837,569,994	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

24	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2020 FUND ▪ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
22,877,736	TIAA-CREF Bond Fund	$237,013,343	23.7%
3,643,756	TIAA-CREF Bond Plus Fund	37,020,565	3.7
2,981,986	TIAA-CREF High-Yield Fund	29,790,045	3.0

		303,823,953	30.4

INFLATION-PROTECTED ASSETS
2,018,680	TIAA-CREF Inflation-Linked Bond Fund	22,528,464	2.3

		22,528,464	2.3

INTERNATIONAL EQUITY
2,613,082	TIAA-CREF Emerging Markets Equity Fund	31,043,409	3.1
8,654,198	TIAA-CREF Enhanced International Equity Index Fund	64,214,149	6.4
6,475,872	TIAA-CREF International Equity Fund	64,175,896	6.4

		159,433,454	15.9

SHORT-TERM FIXED INCOME
2,176,525	TIAA-CREF Short-Term Bond Fund	22,418,206	2.2

		22,418,206	2.2

U.S. EQUITY
10,082,374	TIAA-CREF Enhanced Large-Cap Growth Index Fund	99,210,559	9.9
11,239,317	TIAA-CREF Enhanced Large-Cap Value Index Fund	96,770,523	9.7
7,373,158	TIAA-CREF Growth & Income Fund	71,593,362	7.2
7,678,879	TIAA-CREF Large-Cap Growth Fund	84,621,243	8.4
6,006,079	TIAA-CREF Large-Cap Value Fund	83,004,013	8.3
292,938	TIAA-CREF Mid-Cap Growth Fund	6,113,624	0.6
365,710	TIAA-CREF Mid-Cap Value Fund	6,677,857	0.7
2,523,357	TIAA-CREF Small-Cap Equity Fund	39,566,233	4.0

		487,557,414	48.8

	TOTAL TIAA-CREF FUNDS (Cost $891,611,433)	995,761,491	99.6

	TOTAL PORTFOLIO (Cost $891,611,433)	995,761,491	99.6
	OTHER ASSETS & LIABILITIES, NET	4,038,626	0.4

	NET ASSETS	$999,800,117	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	25

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2025 FUND ▪ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
15,446,942	TIAA-CREF Bond Fund	$160,030,322	16.9%
5,303,175	TIAA-CREF Bond Plus Fund	53,880,254	5.7
3,655,349	TIAA-CREF High-Yield Fund	36,516,939	3.8

		250,427,515	26.4

INFLATION-PROTECTED ASSETS
224,228	TIAA-CREF Inflation-Linked Bond Fund	2,502,380	0.3

		2,502,380	0.3

INTERNATIONAL EQUITY
2,797,866	TIAA-CREF Emerging Markets Equity Fund	33,238,643	3.5
9,304,781	TIAA-CREF Enhanced International Equity Index Fund	69,041,477	7.3
6,946,211	TIAA-CREF International Equity Fund	68,836,954	7.2

		171,117,074	18.0

SHORT-TERM FIXED INCOME
242,092	TIAA-CREF Short-Term Bond Fund	2,493,547	0.2

		2,493,547	0.2

U.S. EQUITY
10,717,864	TIAA-CREF Enhanced Large-Cap Growth Index Fund	105,463,778	11.1
11,944,487	TIAA-CREF Enhanced Large-Cap Value Index Fund	102,842,035	10.8
7,846,553	TIAA-CREF Growth & Income Fund	76,190,028	8.0
8,173,290	TIAA-CREF Large-Cap Growth Fund	90,069,660	9.5
6,395,170	TIAA-CREF Large-Cap Value Fund	88,381,247	9.3
311,608	TIAA-CREF Mid-Cap Growth Fund	6,503,261	0.7
389,027	TIAA-CREF Mid-Cap Value Fund	7,103,626	0.8
2,677,622	TIAA-CREF Small-Cap Equity Fund	41,985,118	4.4

		518,538,753	54.6

	TOTAL TIAA-CREF FUNDS (Cost $835,916,021)	945,079,269	99.5

	TOTAL PORTFOLIO (Cost $835,916,021)	945,079,269	99.5
	OTHER ASSETS & LIABILITIES, NET	4,541,389	0.5

	NET ASSETS	$949,620,658	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2030 FUND ▪ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
9,541,065	TIAA-CREF Bond Fund	$98,845,434	10.7%
4,160,146	TIAA-CREF Bond Plus Fund	42,267,081	4.6
3,400,200	TIAA-CREF High-Yield Fund	33,967,996	3.7

		175,080,511	19.0

INTERNATIONAL EQUITY
3,038,538	TIAA-CREF Emerging Markets Equity Fund	36,097,835	3.9
9,987,331	TIAA-CREF Enhanced International Equity Index Fund	74,105,998	8.1
7,458,564	TIAA-CREF International Equity Fund	73,914,370	8.0

		184,118,203	20.0

U.S. EQUITY
11,425,692	TIAA-CREF Enhanced Large-Cap Growth Index Fund	112,428,811	12.2
12,734,733	TIAA-CREF Enhanced Large-Cap Value Index Fund	109,646,048	11.9
8,494,271	TIAA-CREF Growth & Income Fund	82,479,373	8.9
8,852,628	TIAA-CREF Large-Cap Growth Fund	97,555,959	10.6
6,913,165	TIAA-CREF Large-Cap Value Fund	95,539,937	10.4
337,507	TIAA-CREF Mid-Cap Growth Fund	7,043,779	0.8
420,909	TIAA-CREF Mid-Cap Value Fund	7,685,807	0.8
2,884,688	TIAA-CREF Small-Cap Equity Fund	45,231,903	4.9

		557,611,617	60.5

	TOTAL TIAA-CREF FUNDS (Cost $796,399,017)	916,810,331	99.5

	TOTAL PORTFOLIO (Cost $796,399,017)	916,810,331	99.5
	OTHER ASSETS & LIABILITIES, NET	4,442,490	0.5

	NET ASSETS	$921,252,821	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	27

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2035 FUND ▪ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
3,691,548	TIAA-CREF Bond Fund	$38,244,435	4.1%
3,079,618	TIAA-CREF Bond Plus Fund	31,288,923	3.4
3,308,914	TIAA-CREF High-Yield Fund	33,056,047	3.6

		102,589,405	11.1

INTERNATIONAL EQUITY
3,350,277	TIAA-CREF Emerging Markets Equity Fund	39,801,290	4.3
11,006,523	TIAA-CREF Enhanced International Equity Index Fund	81,668,401	8.8
8,233,738	TIAA-CREF International Equity Fund	81,596,341	8.8

		203,066,032	21.9

U.S. EQUITY
12,351,232	TIAA-CREF Enhanced Large-Cap Growth Index Fund	121,536,120	13.2
13,769,151	TIAA-CREF Enhanced Large-Cap Value Index Fund	118,552,392	12.8
9,498,288	TIAA-CREF Growth & Income Fund	92,228,372	10.0
9,920,710	TIAA-CREF Large-Cap Growth Fund	109,326,226	11.8
7,743,413	TIAA-CREF Large-Cap Value Fund	107,013,963	11.6
376,183	TIAA-CREF Mid-Cap Growth Fund	7,850,942	0.8
469,956	TIAA-CREF Mid-Cap Value Fund	8,581,400	0.9
3,195,782	TIAA-CREF Small-Cap Equity Fund	50,109,869	5.4

		615,199,284	66.5

	TOTAL TIAA-CREF FUNDS (Cost $782,482,747)	920,854,721	99.5

	TOTAL PORTFOLIO (Cost $782,482,747)	920,854,721	99.5
	OTHER ASSETS & LIABILITIES, NET	4,900,263	0.5

	NET ASSETS	$925,754,984	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

28	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2040 FUND ▪ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
3,920,733	TIAA-CREF Bond Fund	$40,618,799	3.0%
4,485,298	TIAA-CREF Bond Plus Fund	45,570,629	3.4
4,908,957	TIAA-CREF High-Yield Fund	49,040,478	3.6

		135,229,906	10.0

INTERNATIONAL EQUITY
4,983,130	TIAA-CREF Emerging Markets Equity Fund	59,199,582	4.4
16,367,519	TIAA-CREF Enhanced International Equity Index Fund	121,446,991	9.0
12,058,549	TIAA-CREF International Equity Fund	119,500,217	8.8

		300,146,790	22.2

U.S. EQUITY
18,283,131	TIAA-CREF Enhanced Large-Cap Growth Index Fund	179,906,008	13.3
20,365,951	TIAA-CREF Enhanced Large-Cap Value Index Fund	175,350,842	13.0
13,998,445	TIAA-CREF Growth & Income Fund	135,924,905	10.1
14,620,064	TIAA-CREF Large-Cap Growth Fund	161,113,111	11.9
11,424,877	TIAA-CREF Large-Cap Value Fund	157,891,803	11.7
554,666	TIAA-CREF Mid-Cap Growth Fund	11,575,876	0.9
692,889	TIAA-CREF Mid-Cap Value Fund	12,652,152	0.9
4,691,232	TIAA-CREF Small-Cap Equity Fund	73,558,516	5.5

		907,973,213	67.3

	TOTAL TIAA-CREF FUNDS (Cost $1,130,688,746)	1,343,349,909	99.5

	TOTAL PORTFOLIO (Cost $1,130,688,746)	1,343,349,909	99.5
	OTHER ASSETS & LIABILITIES, NET	6,433,401	0.5

	NET ASSETS	$1,349,783,310	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	29

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2045 FUND ▪ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
555,656	TIAA-CREF Bond Fund	$5,756,592	3.5%
539,967	TIAA-CREF Bond Plus Fund	5,486,060	3.3
528,782	TIAA-CREF High-Yield Fund	5,282,534	3.2

		16,525,186	10.0

INTERNATIONAL EQUITY
620,255	TIAA-CREF Emerging Markets Equity Fund	7,368,630	4.5
1,989,511	TIAA-CREF Enhanced International Equity Index Fund	14,762,170	8.9
1,494,482	TIAA-CREF International Equity Fund	14,810,312	8.9

		36,941,112	22.3

U.S. EQUITY
2,072,964	TIAA-CREF Enhanced Large-Cap Growth Index Fund	20,397,968	12.3
2,337,228	TIAA-CREF Enhanced Large-Cap Value Index Fund	20,123,537	12.2
1,771,192	TIAA-CREF Growth & Income Fund	17,198,272	10.3
1,851,823	TIAA-CREF Large-Cap Growth Fund	20,407,090	12.3
1,449,965	TIAA-CREF Large-Cap Value Fund	20,038,518	12.1
69,657	TIAA-CREF Mid-Cap Growth Fund	1,453,747	0.9
87,343	TIAA-CREF Mid-Cap Value Fund	1,594,885	1.0
592,914	TIAA-CREF Small-Cap Equity Fund	9,296,887	5.6

		110,510,904	66.7

	TOTAL TIAA-CREF FUNDS (Cost $137,929,295)	163,977,202	99.0

	TOTAL PORTFOLIO (Cost $137,929,295)	163,977,202	99.0
	OTHER ASSETS & LIABILITIES, NET	1,626,598	1.0

	NET ASSETS	$165,603,800	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

30	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2050 FUND ▪ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
281,494	TIAA-CREF Bond Fund	$2,916,277	3.4%
275,953	TIAA-CREF Bond Plus Fund	2,803,679	3.3
279,313	TIAA-CREF High-Yield Fund	2,790,336	3.3

		8,510,292	10.0

INTERNATIONAL EQUITY
317,248	TIAA-CREF Emerging Markets Equity Fund	3,768,901	4.5
1,015,720	TIAA-CREF Enhanced International Equity Index Fund	7,536,643	8.9
763,826	TIAA-CREF International Equity Fund	7,569,515	8.9

		18,875,059	22.3

U.S. EQUITY
1,058,796	TIAA-CREF Enhanced Large-Cap Growth Index Fund	10,418,551	12.3
1,194,415	TIAA-CREF Enhanced Large-Cap Value Index Fund	10,283,909	12.1
905,311	TIAA-CREF Growth & Income Fund	8,790,571	10.4
947,687	TIAA-CREF Large-Cap Growth Fund	10,443,515	12.3
740,917	TIAA-CREF Large-Cap Value Fund	10,239,467	12.1
35,635	TIAA-CREF Mid-Cap Growth Fund	743,705	0.9
44,645	TIAA-CREF Mid-Cap Value Fund	815,225	1.0
303,014	TIAA-CREF Small-Cap Equity Fund	4,751,252	5.6

		56,486,195	66.7

	TOTAL TIAA-CREF FUNDS (Cost $70,903,861)	83,871,546	99.0

	TOTAL PORTFOLIO (Cost $70,903,861)	83,871,546	99.0
	OTHER ASSETS & LIABILITIES, NET	884,367	1.0

	NET ASSETS	$84,755,913	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	31

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS ▪ MARCH 31, 2011

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

ASSETS
Affiliated investments, at value*	$97,201,425	$629,954,543	$834,450,427	$995,761,491	$945,079,269	$916,810,331
Receivable from securities transactions	150,000	—	—	—	—	—
Receivable from Fund shares sold	142,446	2,851,304	4,431,752	5,449,745	5,411,946	5,778,420
Dividends and interest receivable	107,340	681,788	819,545	877,665	756,471	555,748
Due from affiliates	1,862	7,759	10,002	11,802	11,141	10,744
Other	740	7,251	8,556	9,380	8,788	8,377

Total assets	97,603,813	633,502,645	839,720,282	1,002,110,083	951,267,615	923,163,620

LIABILITIES
Overdraft payable	190,488	209,998	197,619	145,351	137,223	124,764
Management fees payable	796	5,147	6,803	8,117	7,705	7,469
Service agreement fees payable	1,099	10,381	13,514	16,077	15,222	14,620
Due to affiliates	8,074	10,328	13,379	16,928	16,423	16,013
Payable for securities transactions	107,340	1,146,266	1,798,545	1,984,665	1,340,471	1,620,748
Payable for Fund shares redeemed	27,367	—	—	—	—	—
Accrued expenses & other payables	21,407	95,548	120,428	138,828	129,913	127,185

Total liabilities	356,571	1,477,668	2,150,288	2,309,966	1,646,957	1,910,799

NET ASSETS	$97,247,242	$632,024,977	$837,569,994	$999,800,117	$949,620,658	$921,252,821

NET ASSETS CONSIST OF:
Paid-in-capital	$90,324,448	$608,607,457	$767,207,688	$898,920,500	$842,514,698	$806,282,191
Undistributed net investment income (loss)	436	5,053,870	3,814,590	4,101,919	3,325,882	2,068,678
Accumulated net realized gain (loss) on total investments	(2,774,429)	(35,396,770)	(11,453,203)	(7,372,360)	(5,383,170)	(7,509,362)
Net unrealized appreciation (depreciation) on total investments	9,696,787	53,760,420	78,000,919	104,150,058	109,163,248	120,411,314

NET ASSETS	$97,247,242	$632,024,977	$837,569,994	$999,800,117	$949,620,658	$921,252,821

RETIREMENT CLASS:
Net assets	$53,680,224	$509,184,187	$663,848,470	$791,292,201	$749,379,013	$720,465,097
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,450,858	44,781,702	58,060,348	69,513,977	66,356,621	64,415,909
Net asset value per share	$9.85	$11.37	$11.43	$11.38	$11.29	$11.18

INSTITUTIONAL CLASS:
Net assets	$16,021,583	$73,550,630	$110,020,652	$123,807,130	$115,350,685	$118,329,238
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,624,433	7,297,860	11,003,244	12,659,748	11,982,892	12,563,332
Net asset value per share	$9.86	$10.08	$10.00	$9.78	$9.63	$9.42

RETAIL CLASS:
Net assets	$24,568,323	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,492,312	—	—	—	—	—
Net asset value per share	$9.86	—	—	—	—	—

PREMIER CLASS:
Net assets	$2,977,112	$49,290,160	$63,700,872	$84,700,786	$84,890,960	$82,458,486
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	301,829	4,897,990	6,384,753	8,666,258	8,835,608	8,774,238
Net asset value per share	$9.86	$10.06	$9.98	$9.77	$9.61	$9.40

* Affiliated investments, Cost	$87,504,638	$576,194,123	$756,449,508	$891,611,433	$835,916,021	$796,399,017

32	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	33

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ MARCH 31, 2011

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund

ASSETS
Affiliated investments, at value*	$920,854,721	$1,343,349,909	$163,977,202	$83,871,546
Receivable from securities transactions	—	1,700,000	150,000	75,000
Receivable from Fund shares sold	6,389,266	7,915,731	1,870,560	1,072,040
Dividends and interest receivable	367,949	505,280	58,840	29,947
Due from affiliates	10,777	15,466	2,511	1,555
Other	8,243	12,312	916	450

Total assets	927,630,956	1,353,498,698	166,060,029	85,050,538

LIABILITIES
Overdraft payable	126,982	196,725	14,958	3,462
Management fees payable	7,492	10,933	1,333	681
Service agreement fees payable	14,600	21,763	2,515	1,289
Due to affiliates	16,474	23,011	2,344	1,164
Payable for securities transactions	1,579,949	3,296,280	412,840	273,947
Payable for Fund shares redeemed	5,644	—	—	—
Accrued expenses & other payables	124,831	166,676	22,239	14,082

Total liabilities	1,875,972	3,715,388	456,229	294,625

NET ASSETS	$925,754,984	$1,349,783,310	$165,603,800	$84,755,913

NET ASSETS CONSIST OF:
Paid-in-capital	$791,577,986	$1,145,064,653	$141,088,025	$73,441,977
Undistributed net investment income (loss)	981,038	1,449,394	129,145	64,639
Accumulated net realized gain (loss) on total investments	(5,176,014)	(9,391,900)	(1,661,277)	(1,718,388)
Net unrealized appreciation (depreciation) on total investments	138,371,974	212,661,163	26,047,907	12,967,685

NET ASSETS	$925,754,984	$1,349,783,310	$165,603,800	$84,755,913

RETIREMENT CLASS:
Net assets	$720,672,823	$1,073,785,506	$124,557,855	$64,095,691
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	63,817,338	93,285,251	14,265,167	7,374,981
Net asset value per share	$11.29	$11.51	$8.73	$8.69

INSTITUTIONAL CLASS:
Net assets	$119,214,729	$160,527,659	$29,736,561	$15,069,841
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	12,678,975	16,919,603	3,391,240	1,726,675
Net asset value per share	$9.40	$9.49	$8.77	$8.73

PREMIER CLASS:
Net assets	$85,867,432	$115,470,145	$11,309,384	$5,590,381
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,140,340	12,185,145	1,291,645	641,157
Net asset value per share	$9.39	$9.48	$8.76	$8.72

* Affiliated investments, Cost	$782,482,747	$1,130,688,746	$137,929,295	$70,903,861

34	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	35

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2011

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$1,518,937	$11,480,177	$14,789,631	$17,257,097	$16,451,334	$15,546,174

Total income	1,518,937	11,480,177	14,789,631	17,257,097	16,451,334	15,546,174

EXPENSES
Management fees	40,719	291,717	374,722	439,372	416,561	401,921
Distribution fees - Retirement Class	11,357	120,687	153,158	179,001	168,707	161,886
Distribution fees - Premier Class	1,675	30,570	38,955	51,566	51,379	49,426
Distribution fees - Retail Class	12,607	—	—	—	—	—
Fund administrative fees	2,766	20,215	26,099	30,640	29,145	27,969
Custody and accounting fees	7,185	5,304	5,274	5,274	5,272	5,273
Professional fees	12,531	16,401	17,480	18,325	17,998	17,712
Shareholder reports	12,037	76,740	92,097	107,553	100,478	101,870
Shareholder servicing - Retirement Class	57,023	604,043	766,470	895,772	844,250	810,132
Shareholder servicing - Institutional Class	159	278	306	268	296	259
Shareholder servicing - Retail Class	3,510	—	—	—	—	—
Shareholder servicing - Premier Class	144	169	160	205	205	134
Trustee fees and expenses	274	1,957	2,531	2,963	2,811	2,714
Compliance fees	946	7,100	8,995	10,579	9,788	9,699
Interest expense	240	1,162	1,813	2,093	1,860	1,913
Registration fees	11,541	26,314	27,283	32,641	32,062	31,488
Other expenses	2,227	5,257	9,533	11,645	9,724	10,291

Total expenses	176,941	1,207,914	1,524,876	1,787,897	1,690,536	1,632,687
Less: Expenses reimbursed by the investment adviser	(50,361)	(161,504)	(192,249)	(222,951)	(210,356)	(210,022)
Fee waiver by investment adviser and TPIS	(52,076)	(412,404)	(527,880)	(618,373)	(585,268)	(563,807)

Net expenses	74,504	634,006	804,747	946,573	894,912	858,858

Net investment income (loss)	1,444,433	10,846,171	13,984,884	16,310,524	15,556,422	14,687,316

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	90,196	7,959,963	8,053,010	7,237,090	6,613,766	6,243,157
Realized gain distributions from affiliated investments	76,963	528,545	604,029	612,521	515,634	377,264

Net realized gain (loss) from affiliated investments	167,159	8,488,508	8,657,039	7,849,611	7,129,400	6,620,421

Net change in unrealized appreciation (depreciation) from affiliated investments	3,381,075	26,414,030	45,043,445	66,178,871	73,274,710	81,318,117

Net realized and unrealized gain (loss) from affiliated investments	3,548,234	34,902,538	53,700,484	74,028,482	80,404,110	87,938,538

Net increase (decrease) in net assets resulting from operations	$4,992,667	$45,748,709	$67,685,368	$90,339,006	$95,960,532	$102,625,854

36	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	37

STATEMENTS OF OPERATIONS (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2011

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$15,150,672	$22,318,241	$2,276,143	$1,148,273

Total income	15,150,672	22,318,241	2,276,143	1,148,273

EXPENSES
Management fees	401,000	590,545	64,175	32,462
Distribution fees - Retirement Class	160,764	241,107	25,612	12,862
Distribution fees - Premier Class	51,277	69,492	5,709	2,689
Fund administrative fees	27,974	41,235	4,492	2,290
Custody and accounting fees	5,276	5,178	5,178	5,178
Professional fees	17,704	20,455	12,756	12,349
Shareholder reports	100,313	142,354	17,521	10,425
Shareholder servicing - Retirement Class	804,510	1,206,498	128,377	64,599
Shareholder servicing - Institutional Class	258	287	212	188
Shareholder servicing - Premier Class	205	216	143	151
Trustee fees and expenses	2,734	4,084	431	178
Compliance fees	9,675	14,355	1,567	793
Interest expense	1,764	2,344	297	172
Registration fees	30,779	34,839	12,665	9,250
Other expenses	9,163	13,087	4,852	3,095

Total expenses	1,623,396	2,386,076	283,987	156,681
Less: Expenses reimbursed by the investment adviser	(206,536)	(279,397)	(60,433)	(44,359)
Fee waiver by investment adviser and TPIS	(561,764)	(831,652)	(89,787)	(45,323)

Net expenses	855,096	1,275,027	133,767	66,999

Net investment income (loss)	14,295,576	21,043,214	2,142,376	1,081,274

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	7,651,579	13,286,899	(109,274)	(52,059)
Realized gain distributions from affiliated investments	254,773	368,705	36,528	18,462

Net realized gain (loss) from affiliated investments	7,906,352	13,655,604	(72,746)	(33,597)

Net change in unrealized appreciation (depreciation) from affiliated investments	90,117,346	132,103,593	15,564,385	7,867,542

Net realized and unrealized gain (loss) from affiliated investments	98,023,698	145,759,197	15,491,639	7,833,945

Net increase (decrease) in net assets resulting from operations	$112,319,274	$166,802,411	$17,634,015	$8,915,219

38	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	39

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund

		March 31, 2011	September 30, 2010	March 31, 2011	September 30, 2010	March 31, 2011	September 30, 2010

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$1,444,433	$1,062,941	$10,846,171	$9,906,125	$13,984,884	$11,108,485
Net realized gain (loss) from affiliated investments		167,159	(339,209)	8,488,508	10,977,373	8,657,039	12,538,225
Net change in unrealized appreciation (depreciation) from affiliated investments		3,381,075	3,727,848	26,414,030	21,661,618	45,043,445	28,568,593

Net increase (decrease) from operations		4,992,667	4,451,580	45,748,709	42,545,116	67,685,368	52,215,303

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(780,826)	(579,122)	(11,146,960)	(8,398,807)	(13,323,494)	(9,076,969)
	Institutional Class	(257,131)	(192,757)	(1,794,811)	(493,693)	(2,437,056)	(521,574)
	Retail Class	(367,141)	(278,993)	—	—	—	—
	Premier Class	(40,267)	(10,791)	(1,220,920)	(6,159)	(1,511,699)	(5,837)

Total distributions		(1,445,365)	(1,061,663)	(14,162,691)	(8,898,659)	(17,272,249)	(9,604,380)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	16,105,672	30,762,339	55,242,669	121,741,530	86,972,799	161,829,502
	Institutional Class	4,751,423	6,563,399	35,555,819	22,450,783	54,587,734	32,436,788
	Retail Class	7,878,979	8,618,161	—	—	—	—
	Premier Class	2,128,462	1,175,494	21,508,752	27,541,461	28,986,184	31,004,840
Reinvestments of distributions:	Retirement Class	780,826	579,122	11,146,960	8,398,807	13,323,494	9,076,969
	Institutional Class	257,131	192,757	1,794,811	493,693	2,437,056	521,574
	Retail Class	346,593	265,338	—	—	—	—
	Premier Class	40,267	10,791	1,220,920	6,159	1,511,699	5,837
Redemptions:	Retirement Class	(4,903,724)	(12,978,478)	(53,420,415)	(86,724,666)	(59,332,585)	(85,501,135)
	Institutional Class	(673,906)	(1,764,363)	(5,044,202)	(4,368,014)	(1,993,200)	(4,050,027)
	Retail Class	(1,175,200)	(1,525,816)	—	—	—	—
	Premier Class	(734,399)	(38,638)	(2,316,001)	(1,953,285)	(1,467,219)	(864,807)

Net increase (decrease) from shareholder transactions		24,802,124	31,860,106	65,689,313	87,586,468	125,025,962	144,459,541

Net increase (decrease) in net assets		28,349,426	35,250,023	97,275,331	121,232,925	175,439,081	187,070,464

NET ASSETS
Beginning of period		68,897,816	33,647,793	534,749,646	413,516,721	662,130,913	475,060,449

End of period		$97,247,242	$68,897,816	$632,024,977	$534,749,646	$837,569,994	$662,130,913

Undistributed net investment income (loss) included in net assets		$436	$1,368	$5,053,870	$8,370,390	$3,814,590	$7,101,954

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	1,662,120	3,389,346	4,971,288	11,880,390	7,815,220	15,929,735
	Institutional Class	488,660	724,314	3,598,237	2,461,442	5,606,445	3,637,478
	Retail Class	809,973	949,443	—	—	—	—
	Premier Class	219,271	128,835	2,179,889	3,007,872	2,983,998	3,459,518
Shares reinvested:	Retirement Class	81,197	63,802	1,019,850	833,215	1,217,870	908,606
	Institutional Class	26,704	21,198	185,414	55,100	254,922	59,540
	Retail Class	35,997	29,219	—	—	—	—
	Premier Class	4,176	1,174	126,259	687	158,293	666
Shares redeemed:	Retirement Class	(507,607)	(1,431,399)	(4,812,096)	(8,450,401)	(5,355,146)	(8,368,807)
	Institutional Class	(69,467)	(194,709)	(508,434)	(472,762)	(204,905)	(454,493)
	Retail Class	(120,827)	(167,977)	—	—	—	—
	Premier Class	(75,704)	(4,172)	(235,284)	(209,303)	(150,293)	(96,001)

Net increase (decrease) from shareholder transactions		2,554,493	3,509,074	6,525,123	9,106,240	12,326,404	15,076,242

40 2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report 41

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund

		March 31, 2011	September 30, 2010	March 31, 2011	September 30, 2010	March 31, 2011	September 30, 2010

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$16,310,524	$11,233,012	$15,556,422	$9,796,661	$14,687,316	$8,368,084
Net realized gain (loss) from affiliated investments		7,849,611	15,081,518	7,129,400	14,333,708	6,620,421	10,994,001
Net change in unrealized appreciation (depreciation) from affiliated investments		66,178,871	31,848,229	73,274,710	31,119,159	81,318,117	33,363,134

Net increase (decrease) from operations		90,339,006	58,162,759	95,960,532	55,249,528	102,625,854	52,725,219

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(14,697,533)	(9,068,351)	(13,407,375)	(8,004,931)	(12,017,345)	(7,099,261)
	Institutional Class	(2,596,371)	(447,934)	(2,429,636)	(453,019)	(2,343,331)	(371,105)
	Premier Class	(1,904,790)	(5,501)	(1,897,614)	(5,265)	(1,756,178)	(4,994)
From realized gains:	Retirement Class	(238,521)	—	—	—	—	—
	Institutional Class	(38,059)	—	—	—	—	—
	Premier Class	(28,419)	—	—	—	—	—

Total distributions		(19,503,693)	(9,521,786)	(17,734,625)	(8,463,215)	(16,116,854)	(7,475,360)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	113,924,726	230,529,925	103,218,263	216,041,278	96,970,801	212,969,733
	Institutional Class	64,533,347	34,080,190	57,553,890	31,993,277	62,928,499	28,821,581
	Premier Class	42,199,369	36,753,603	43,690,721	34,883,543	43,179,286	30,952,458
Reinvestments of distributions:	Retirement Class	14,936,054	9,068,351	13,407,375	8,004,931	12,017,345	7,099,261
	Institutional Class	2,634,430	447,934	2,429,636	453,019	2,343,331	371,105
	Premier Class	1,933,209	5,501	1,897,614	5,265	1,756,178	4,994
Redemptions:	Retirement Class	(69,496,892)	(90,925,395)	(63,249,934)	(82,723,004)	(67,368,809)	(83,125,752)
	Institutional Class	(997,491)	(3,322,228)	(2,894,234)	(2,078,667)	(1,318,939)	(1,525,370)
	Premier Class	(2,354,054)	(571,074)	(2,356,384)	(649,268)	(1,171,901)	(243,899)

Net increase (decrease) from shareholder transactions		167,312,698	216,066,807	153,696,947	205,930,374	149,335,791	195,324,111

Net increase (decrease) in net assets		238,148,011	264,707,780	231,922,854	252,716,687	235,844,791	240,573,970

NET ASSETS
Beginning of period		761,652,106	496,944,326	717,697,804	464,981,117	685,408,030	444,834,060

End of period		$999,800,117	$761,652,106	$949,620,658	$717,697,804	$921,252,821	$685,408,030

Undistributed net investment income (loss) included in net assets		$4,101,919	$6,990,089	$3,325,882	$5,504,085	$2,068,678	$3,498,217

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	10,329,846	23,083,553	9,477,944	22,131,481	9,043,622	22,378,576
	Institutional Class	6,833,759	3,967,873	6,243,833	3,844,452	7,040,677	3,588,912
	Premier Class	4,475,946	4,265,047	4,751,655	4,174,392	4,848,128	3,854,010
Shares reinvested:	Retirement Class	1,377,865	923,457	1,253,026	832,979	1,139,085	755,241
	Institutional Class	282,968	52,947	266,407	55,112	263,889	46,739
	Premier Class	207,872	650	208,529	641	198,214	630
Shares redeemed:	Retirement Class	(6,380,128)	(9,087,598)	(5,914,695)	(8,438,788)	(6,433,243)	(8,704,695)
	Institutional Class	(104,565)	(385,709)	(314,819)	(246,151)	(144,737)	(187,423)
	Premier Class	(246,992)	(65,921)	(253,094)	(77,115)	(128,655)	(29,856)

Net increase (decrease) from shareholder transactions		16,776,571	22,754,299	15,718,786	22,277,003	15,826,980	21,702,134

42 2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report 43

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund

		March 31, 2011	September 30, 2010	March 31, 2011	September 30, 2010	March 31, 2011	September 30, 2010

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$14,295,576	$7,351,442	$21,043,214	$11,068,355	$2,142,376	$711,089
Net realized gain (loss) from affiliated investments		7,906,352	9,612,312	13,655,604	9,297,640	(72,746)	(952,035)
Net change in unrealized appreciation (depreciation) from affiliated investments		90,117,346	35,134,870	132,103,593	57,162,386	15,564,385	6,377,773

Net increase (decrease) from operations		112,319,274	52,098,624	166,802,411	77,528,381	17,634,015	6,136,827

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(11,214,774)	(6,589,326)	(16,956,995)	(9,965,342)	(1,734,458)	(535,851)
	Institutional Class	(2,248,116)	(321,241)	(3,141,235)	(489,463)	(333,309)	(40,882)
	Premier Class	(1,703,924)	(4,740)	(2,347,469)	(4,830)	(144,476)	(3,698)

Total distributions		(15,166,814)	(6,915,307)	(22,445,699)	(10,459,635)	(2,212,243)	(580,431)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	94,943,933	214,442,981	127,674,702	300,480,230	35,250,145	59,740,615
	Institutional Class	65,582,325	26,952,326	84,607,456	36,567,437	19,804,039	6,091,185
	Premier Class	40,614,962	35,359,710	55,156,155	47,847,282	7,499,052	2,635,264
Reinvestments of distributions:	Retirement Class	11,214,774	6,589,326	16,956,995	9,965,342	1,734,458	535,851
	Institutional Class	2,248,116	321,241	3,141,235	489,463	333,309	40,882
	Premier Class	1,703,924	4,740	2,347,469	4,830	144,476	3,697
Redemptions:	Retirement Class	(64,440,809)	(84,741,064)	(85,786,527)	(117,268,520)	(9,385,509)	(11,553,218)
	Institutional Class	(854,228)	(1,545,895)	(1,193,225)	(1,374,542)	(310,346)	(633,651)
	Premier Class	(1,061,785)	(244,200)	(1,798,853)	(557,860)	(141,928)	(38,941)

Net increase (decrease) from shareholder transactions		149,951,212	197,139,165	201,105,407	276,153,662	54,927,696	56,821,684

Net increase (decrease) in net assets		247,103,672	242,322,482	345,462,119	343,222,408	70,349,468	62,378,080

NET ASSETS
Beginning of period		678,651,312	436,328,830	1,004,321,191	661,098,783	95,254,332	32,876,252

End of period		$925,754,984	$678,651,312	$1,349,783,310	$1,004,321,191	$165,603,800	$95,254,332

Undistributed net investment income (loss) included in net assets		$981,038	$1,852,277	$1,449,394	$2,851,880	$129,145	$199,011

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	8,796,012	22,658,387	11,630,391	31,180,406	4,226,422	8,147,563
	Institutional Class	7,415,418	3,413,510	9,491,608	4,577,505	2,356,968	827,776
	Premier Class	4,586,447	4,476,849	6,181,684	5,974,579	905,731	355,145
Shares reinvested:	Retirement Class	1,057,000	703,237	1,568,640	1,044,585	211,519	73,911
	Institutional Class	254,888	41,027	352,948	62,036	40,499	5,631
	Premier Class	193,189	605	264,057	612	17,576	509
Shares redeemed:	Retirement Class	(6,150,335)	(8,922,575)	(8,041,823)	(12,102,237)	(1,128,050)	(1,552,330)
	Institutional Class	(93,827)	(190,812)	(130,398)	(168,618)	(37,211)	(87,302)
	Premier Class	(118,575)	(30,433)	(197,116)	(70,682)	(16,900)	(5,333)

Net increase (decrease) from shareholder transactions		15,940,217	22,149,795	21,119,991	30,498,186	6,576,554	7,765,570

44	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	45

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2050 Fund

		March 31, 2011	September 30, 2010

		(unaudited)
OPERATIONS
Net investment income (loss)		$1,081,274	$348,643
Net realized gain (loss) from affiliated investments		(33,597)	(534,707)
Net change in unrealized appreciation (depreciation) from affiliated investments		7,867,542	3,169,172

Net increase (decrease) from operations		8,915,219	2,983,108

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(868,683)	(245,118)
	Institutional Class	(178,659)	(35,094)
	Premier Class	(67,918)	(3,877)
From realized gains:	Retirement Class	(340,851)	—
	Institutional Class	(64,043)	—
	Premier Class	(24,903)	—

Total distributions		(1,545,057)	(284,089)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	19,878,104	31,042,641
	Institutional Class	8,335,886	4,259,586
	Premier Class	4,131,802	799,585
Reinvestments of distributions:	Retirement Class	1,209,534	245,118
	Institutional Class	242,702	35,094
	Premier Class	92,821	3,878
Redemptions:	Retirement Class	(3,704,801)	(7,275,701)
	Institutional Class	(150,039)	(625,679)
	Premier Class	(95,023)	(4,586)

Net increase (decrease) from shareholder transactions		29,940,986	28,479,936

Net increase (decrease) in net assets		37,311,148	31,178,955

NET ASSETS
Beginning of period		47,444,765	16,265,810

End of period		$84,755,913	$47,444,765

Undistributed net investment income (loss) included in net assets		$64,639	$98,626

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	2,390,813	4,222,654
	Institutional Class	992,213	575,981
	Premier Class	498,825	107,434
Shares reinvested:	Retirement Class	148,227	33,763
	Institutional Class	29,634	4,821
	Premier Class	11,333	533
Shares redeemed:	Retirement Class	(447,284)	(983,928)
	Institutional Class	(17,838)	(85,661)
	Premier Class	(11,146)	(641)

Net increase (decrease) from shareholder transactions		3,594,777	3,874,956

46	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS

LIFECYCLE RETIREMENT INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/11		9/30/10	9/30/09	11/30/07 to 9/30/08	**

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.41		$8.84	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.18	0.21	0.31
Net realized and unrealized gain (loss) on total investments	0.44		0.58	0.19	(1.34)

Total gain (loss) from investment operations	0.61		0.76	0.40	(1.03)

Less distributions from:
Net investment income	(0.17)		(0.19)	(0.21)	(0.32)
Net realized gains	—		—	—	—

Total distributions	(0.17)		(0.19)	(0.21)	(0.32)

Net asset value, end of period	$9.85		$9.41	$8.84	$8.65

TOTAL RETURN	6.51	%(b)	8.65%	4.86%	(10.49	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$53,680		$39,682	$19,384	$4,800
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.52	%(c)	0.70%	1.01%	1.79	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	3.47	%(c)	2.04%	2.59%	4.00	%(c)
Portfolio turnover rate	5	%(b)	33%	38%	26	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	47

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE RETIREMENT INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11		9/30/10	9/30/09	11/30/07 to 9/30/08	**

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.43		$8.85	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.21	0.23	0.34
Net realized and unrealized gain (loss) on total investments	0.43		0.58	0.19	(1.36)

Total gain (loss) from investment operations	0.61		0.79	0.42	(1.02)

Less distributions from:
Net investment income	(0.18)		(0.21)	(0.22)	(0.33)
Net realized gains	—		—	—	—

Total distributions	(0.18)		(0.21)	(0.22)	(0.33)

Net asset value, end of period	$9.86		$9.43	$8.85	$8.65

TOTAL RETURN	6.51	%(b)	9.01%	5.19%	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$16,022		$11,111	$5,554	$2,691
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.23	%(c)	0.41%	0.73%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.77	%(c)	2.27%	2.86%	4.30	%(c)
Portfolio turnover rate	5	%(b)	33%	38%	26	%(b)

48	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE RETIREMENT INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/11		9/30/10	9/30/09	11/30/07 to 9/30/08	**

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.42		$8.85	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.19	0.23	0.32
Net realized and unrealized gain (loss) on total investments	0.44		0.58	0.19	(1.34)

Total gain (loss) from investment operations	0.61		0.77	0.42	(1.02)

Less distributions from:
Net investment income	(0.17)		(0.20)	(0.22)	(0.33)
Net realized gains	—		—	—	—

Total distributions	(0.17)		(0.20)	(0.22)	(0.33)

Net asset value, end of period	$9.86		$9.42	$8.85	$8.65

TOTAL RETURN	6.55	%(b)	8.76%	5.16%	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$24,568		$16,652	$8,460	$6,171
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.38	%(c)	0.55%	0.97%	1.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.16	%(c)	0.15%	0.05%	0.00	%(c)
Ratio of net investment income to average net assets	3.58	%(c)	2.14%	2.92%	4.09	%(c)
Portfolio turnover rate	5	%(b)	33%	38%	26	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	49

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE RETIREMENT INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09 to 9/30/09	§

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.43		$8.85	$8.85

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.17	—	(d)
Net realized and unrealized gain on total investments	0.43		0.61	—

Total gain from investment operations	0.60		0.78	—	(d)

Less distributions from:
Net investment income	(0.17)		(0.20)	—
Net realized gains	—		—	—

Total distributions	(0.17)		(0.20)	—

Net asset value, end of period	$9.86		$9.43	$8.85

TOTAL RETURN	6.44	%(b)	8.86%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$2,977		$1,453	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.39	%(c)	0.58%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	3.47	%(c)	1.91%	0.00	%(c)
Portfolio turnover rate	5	%(b)	33%	38%

**	Fund commenced operations on November 30, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the period ended September 30, 2010 and March 31, 2011 were 0.38% and 0.38%, respectively.

50	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2010 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/11		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.76		$10.05	$10.06	$12.04	$10.99	$10.61

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20		0.21	0.24	0.37	0.34	0.36
Net realized and unrealized gain (loss) on total investments	0.67		0.70	0.05	(1.95)	0.98	0.29

Total gain (loss) from investment operations	0.87		0.91	0.29	(1.58)	1.32	0.65

Less distributions from:
Net investment income	(0.26)		(0.20)	(0.21)	(0.34)	(0.24)	(0.25)
Net realized gains	—		—	(0.09)	(0.06)	(0.03)	(0.02)

Total distributions	(0.26)		(0.20)	(0.30)	(0.40)	(0.27)	(0.27)

Net asset value, end of period	$11.37		$10.76	$10.05	$10.06	$12.04	$10.99

TOTAL RETURN	8.23	%(b)	9.23%	3.36%	(13.59)%	12.21%	6.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$509,184		$469,156	$395,514	$351,907	$255,875	$59,699
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46	%(c)	0.46%	0.51%	0.46%	0.48%	0.69%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	3.66	%(c)	2.07%	2.76%	3.27%	2.93%	3.32%
Portfolio turnover rate	6	%(b)	24%	60%	26%	12%	13%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	51

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2010 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11		9/30/10	9/30/09	9/30/08	1/17/07 to 9/30/07	‡

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.58		$8.97	$9.02	$10.83	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20		0.20	0.23	0.32	0.22
Net realized and unrealized gain (loss) on total investments	0.59		0.63	0.05	(1.71)	0.61

Total gain (loss) from investment operations	0.79		0.83	0.28	(1.39)	0.83

Less distributions from:
Net investment income	(0.29)		(0.22)	(0.24)	(0.36)	—
Net realized gains	—		—	(0.09)	(0.06)	—

Total distributions	(0.29)		(0.22)	(0.33)	(0.42)	—

Net asset value, end of period	$10.08		$9.58	$8.97	$9.02	$10.83

TOTAL RETURN	8.39	%(b)	9.48%	3.63%	(13.37)%	8.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$73,551		$38,539	$17,753	$9,649	$3,735
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16	%(c)	0.16%	0.21%	0.17%	0.31	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	4.01	%(c)	2.20%	2.90%	3.24%	3.04	%(c)
Portfolio turnover rate	6	%(b)	24%	60%	26%	12%

52	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2010 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09 to 9/30/09	§

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.57		$8.97	$8.97

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.14	—	(d)
Net realized and unrealized gain (loss) on total investments	0.59		0.68	—

Total gain (loss) from investment operations	0.78		0.82	—	(d)

Less distributions from:
Net investment income	(0.29)		(0.22)	—
Net realized gains	—		—	—

Total distributions	(0.29)		(0.22)	—

Net asset value, end of period	$10.06		$9.57	$8.97

TOTAL RETURN	8.24	%(b)	9.32%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$49,290		$27,054	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	3.93	%(c)	1.50%	0.00	%(c)
Portfolio turnover rate	6	%(b)	24%	60%

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the period ended September 30, 2010 and March 31, 2011 were 0.40% and 0.40%, respectively.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	53

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/11		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.67		$9.94	$9.99	$12.26	$11.06	$10.66

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20		0.20	0.22	0.35	0.32	0.31
Net realized and unrealized gain (loss) on total investments	0.81		0.72	(0.02)	(2.23)	1.16	0.40

Total gain (loss) from investment operations	1.01		0.92	0.20	(1.88)	1.48	0.71

Less distributions from:
Net investment income	(0.25)		(0.19)	(0.21)	(0.32)	(0.26)	(0.26)
Net realized gains	—		—	(0.04)	(0.07)	(0.02)	(0.05)

Total distributions	(0.25)		(0.19)	(0.25)	(0.39)	(0.28)	(0.31)

Net asset value, end of period	$11.43		$10.67	$9.94	$9.99	$12.26	$11.06

TOTAL RETURN	9.57	%(b)	9.36%	2.49%	(15.83)%	13.60%	6.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$663,848		$580,270	$456,392	$295,996	$201,246	$53,660
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45	%(c)	0.46%	0.51%	0.47%	0.49%	0.61%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	3.66	%(c)	1.96%	2.57%	3.08%	2.74%	2.91%
Portfolio turnover rate	3	%(b)	19%	34%	22%	15%	6%

54	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11		9/30/10	9/30/09	9/30/08	1/17/07 to 9/30/07	‡

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.37		$8.75	$8.84	$10.88	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20		0.18	0.20	0.33	0.18
Net realized and unrealized gain (loss) on total investments	0.71		0.65	(0.02)	(1.96)	0.70

Total gain (loss) from investment operations	0.91		0.83	0.18	(1.63)	0.88

Less distributions from:
Net investment income	(0.28)		(0.21)	(0.23)	(0.34)	—
Net realized gains	—		—	(0.04)	(0.07)	—

Total distributions	(0.28)		(0.21)	(0.27)	(0.41)	—

Net asset value, end of period	$10.00		$9.37	$8.75	$8.84	$10.88

TOTAL RETURN	9.80	%(b)	9.62%	2.66%	(15.57)%	8.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$110,021		$50,118	$18,419	$6,896	$3,525
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.15	%(c)	0.16%	0.21%	0.17%	0.32	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	4.07	%(c)	2.03%	2.59%	3.36%	2.37	%(c)
Portfolio turnover rate	3	%(b)	19%	34%	22%	15%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	55

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09 to 9/30/09	§

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.36		$8.75	$8.75

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.12	—	(d)
Net realized and unrealized gain (loss) on total investments	0.70		0.69	—

Total gain (loss) from investment operations	0.89		0.81	—	(d)

Less distributions from:
Net investment income	(0.27)		(0.20)	—
Net realized gains	—		—	—

Total distributions	(0.27)		(0.20)	—

Net asset value, end of period	$9.98		$9.36	$8.75

TOTAL RETURN	9.65	%(b)	9.47%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$63,701		$31,743	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	3.99	%(c)	1.36%	0.00	%(c)
Portfolio turnover rate	3	%(b)	19%	34%

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the period ended September 30, 2010 and March 31, 2011 were 0.41% and 0.41%, respectively.

56	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/11		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.47		$9.74	$9.87	$12.48	$11.18	$10.71

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20		0.18	0.20	0.32	0.29	0.29
Net realized and unrealized gain (loss) on total investments	0.94		0.72	(0.11)	(2.52)	1.28	0.48

Total gain (loss) from investment operations	1.14		0.90	0.09	(2.20)	1.57	0.77

Less distributions from:
Net investment income	(0.23)		(0.17)	(0.17)	(0.32)	(0.26)	(0.27)
Net realized gains	0.00	(d)	—	(0.05)	(0.09)	(0.01)	(0.03)

Total distributions	(0.23)		(0.17)	(0.22)	(0.41)	(0.27)	(0.30)

Net asset value, end of period	$11.38		$10.47	$9.74	$9.87	$12.48	$11.18

TOTAL RETURN	11.08	%(b)	9.36%	1.40%	(18.21)%	14.23%	7.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$791,292		$672,342	$479,735	$277,700	$181,152	$45,193
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45	%(c)	0.46%	0.51%	0.48%	0.50%	0.70%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.32%
Ratio of net investment income to average net assets	3.64	%(c)	1.80%	2.41%	2.87%	2.42%	2.66%
Portfolio turnover rate	3	%(b)	16%	27%	20%	20%	1%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	57

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11		9/30/10	9/30/09	9/30/08	1/17/07 to 9/30/07	‡

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.04		$8.43	$8.58	$10.89	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.16	0.18	0.28	0.13
Net realized and unrealized gain (loss) on total investments	0.81		0.64	(0.09)	(2.16)	0.76

Total gain (loss) from investment operations	1.00		0.80	0.09	(1.88)	0.89

Less distributions from:
Net investment income	(0.26)		(0.19)	(0.19)	(0.34)	—
Net realized gains	0.00	(d)	—	(0.05)	(0.09)	—

Total distributions	(0.26)		(0.19)	(0.24)	(0.43)	—

Net asset value, end of period	$9.78		$9.04	$8.43	$8.58	$10.89

TOTAL RETURN	11.25	%(b)	9.63%	1.66%	(17.95)%	8.90	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$123,807		$51,076	$16,959	$5,618	$1,472
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.15	%(c)	0.16%	0.21%	0.19%	0.43	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	4.06	%(c)	1.86%	2.45%	2.91%	1.83	%(c)
Portfolio turnover rate	3	%(b)	16%	27%	20%	20%

58	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09 to 9/30/09	§

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.04		$8.43	$8.43

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.10	—	(d)
Net realized and unrealized gain (loss) on total investments	0.80		0.70	—

Total gain (loss) from investment operations	0.99		0.80	—	(d)

Less distributions from:
Net investment income	(0.26)		(0.19)	—
Net realized gains	0.00	(d)	—	—

Total distributions	(0.26)		(0.19)	—

Net asset value, end of period	$9.77		$9.04	$8.43

TOTAL RETURN	11.09	%(b)	9.59%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$84,701		$38,234	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30	% (c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	3.96	%(c)	1.16%	0.00	%(c)
Portfolio turnover rate	3	%(b)	16%	27%

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the period ended September 30, 2010 and March 31, 2011 were 0.42% and 0.43%, respectively.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	59

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/11		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.25		$9.51	$9.75	$12.62	$11.24	$10.75

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20		0.16	0.18	0.30	0.26	0.25
Net realized and unrealized gain (loss) on total investments	1.06		0.74	(0.21)	(2.78)	1.42	0.55

Total gain (loss) from investment operations	1.26		0.90	(0.03)	(2.48)	1.68	0.80

Less distributions from:
Net investment income	(0.22)		(0.16)	(0.15)	(0.31)	(0.28)	(0.28)
Net realized gains	—		—	(0.06)	(0.08)	(0.02)	(0.03)

Total distributions	(0.22)		(0.16)	(0.21)	(0.39)	(0.30)	(0.31)

Net asset value, end of period	$11.29		$10.25	$9.51	$9.75	$12.62	$11.24

TOTAL RETURN	12.45	%(b)	9.55%	0.08%	(20.25)%	15.18%	7.59%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$749,379		$630,705	$447,297	$246,043	$143,559	$34,164
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45	%(c)	0.46%	0.52%	0.49%	0.53%	0.73%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	3.66	%(c)	1.67%	2.27%	2.64%	2.12%	2.25%
Portfolio turnover rate	2	%(b)	15%	22%	17%	25%	3%

60	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11		9/30/10	9/30/09	9/30/08	1/17/07 to 9/30/07	‡

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.78		$8.17	$8.41	$10.93	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.14	0.16	0.26	0.11
Net realized and unrealized gain (loss) on total investments	0.91		0.65	(0.17)	(2.37)	0.82

Total gain (loss) from investment operations	1.10		0.79	(0.01)	(2.11)	0.93

Less distributions from:
Net investment income	(0.25)		(0.18)	(0.17)	(0.33)	—
Net realized gains	—		—	(0.06)	(0.08)	—

Total distributions	(0.25)		(0.18)	(0.23)	(0.41)	—

Net asset value, end of period	$9.63		$8.78	$8.17	$8.41	$10.93

TOTAL RETURN	12.67	%(b)	9.76%	0.37%	(20.04)%	9.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$115,351		$50,809	$17,434	$5,096	$2,204
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.15	%(c)	0.16%	0.22%	0.19%	0.38	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	4.07	%(c)	1.72%	2.21%	2.63%	1.45	%(c)
Portfolio turnover rate	2	%(b)	15%	22%	17%	25%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	61

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09 to 9/30/09	§

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.76		$8.17	$8.17

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.08	—	(d)
Net realized and unrealized gain (loss) on total investments	0.90		0.68	—

Total gain (loss) from investment operations	1.09		0.76	—	(d)

Less distributions from:
Net investment income	(0.24)		(0.17)	—
Net realized gains	—		—	—

Total distributions	(0.24)		(0.17)	—

Net asset value, end of period	$9.61		$8.76	$8.17

TOTAL RETURN	12.65	%(b)	9.47%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$84,891		$36,184	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	4.05	%(c)	0.97%	0.00	%(c)
Portfolio turnover rate	2	%(b)	15%	22%

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the period ended September 30, 2010 and March 31, 2011 were 0.43% and 0.44%, respectively.

62	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/11		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.01		$9.28	$9.65	$12.81	$11.30	$10.74

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.14	0.16	0.28	0.24	0.23
Net realized and unrealized gain (loss) on total investments	1.19		0.73	(0.34)	(3.03)	1.55	0.63

Total gain (loss) from investment operations	1.38		0.87	(0.18)	(2.75)	1.79	0.86

Less distributions from:
Net investment income	(0.21)		(0.14)	(0.15)	(0.32)	(0.26)	(0.27)
Net realized gains	—		—	(0.04)	(0.09)	(0.02)	(0.03)

Total distributions	(0.21)		(0.14)	(0.19)	(0.41)	(0.28)	(0.30)

Net asset value, end of period	$11.18		$10.01	$9.28	$9.65	$12.81	$11.30

TOTAL RETURN	13.88	%(b)	9.51%	(1.41)%	(22.21)%	16.07%	8.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$720,465		$607,051	$429,188	$222,388	$128,768	$29,807
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45	%(c)	0.46%	0.52%	0.50%	0.55%	0.85%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	3.57	%(c)	1.50%	2.05%	2.43%	1.94%	2.06%
Portfolio turnover rate	2	%(b)	14%	18%	17%	29%	0	%(f)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	63

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11		9/30/10	9/30/09	9/30/08	1/17/07 to 9/30/07	‡

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.47		$7.87	$8.22	$10.96	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.12	0.14	0.26	0.02
Net realized and unrealized gain (loss) on total investments	1.00		0.64	(0.28)	(2.58)	0.94

Total gain (loss) from investment operations	1.18		0.76	(0.14)	(2.32)	0.96

Less distributions from:
Net investment income	(0.23)		(0.16)	(0.17)	(0.33)	—
Net realized gains	—		—	(0.04)	(0.09)	—

Total distributions	(0.23)		(0.16)	(0.21)	(0.42)	—

Net asset value, end of period	$9.42		$8.47	$7.87	$8.22	$10.96

TOTAL RETURN	14.11	%(b)	9.80%	(1.14)%	(21.99)%	9.60	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$118,329		$45,757	$15,396	$4,003	$1,735
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.15	%(c)	0.16%	0.22%	0.19%	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	4.02	%(c)	1.52%	2.11%	2.68%	0.33	%(c)
Portfolio turnover rate	2	%(b)	14%	18%	17%	29%

64	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09 to 9/30/09	§

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.45		$7.87	$7.87

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.06	—	(d)
Net realized and unrealized gain (loss) on total investments	1.00		0.68	—

Total gain (loss) from investment operations	1.18		0.74	—	(d)

Less distributions from:
Net investment income	(0.23)		(0.16)	—
Net realized gains	—		—	—

Total distributions	(0.23)		(0.16)	—

Net asset value, end of period	$9.40		$8.45	$7.87

TOTAL RETURN	14.09	%(b)	9.50%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$82,458		$32,600	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	4.01	%(c)	0.75%	0.00	%(c)
Portfolio turnover rate	2	%(b)	14%	18%

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the period ended September 30, 2010 and March 31, 2011 were 0.44% and 0.45%, respectively.

(f)	Percentage is less than 1%.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	65

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/11		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.96		$9.24	$9.68	$12.98	$11.38	$10.78

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.13	0.14	0.25	0.21	0.19
Net realized and unrealized gain (loss) on total investments	1.33		0.72	(0.38)	(3.16)	1.68	0.73

Total gain (loss) from investment operations	1.52		0.85	(0.24)	(2.91)	1.89	0.92

Less distributions from:
Net investment income	(0.19)		(0.13)	(0.16)	(0.31)	(0.27)	(0.28)
Net realized gains	—		—	(0.04)	(0.08)	(0.02)	(0.04)

Total distributions	(0.19)		(0.13)	(0.20)	(0.39)	(0.29)	(0.32)

Net asset value, end of period	$11.29		$9.96	$9.24	$9.68	$12.98	$11.38

TOTAL RETURN	15.43	%(b)	9.33%	(1.94)%	(23.10)%	16.91%	8.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$720,673		$598,803	$421,832	$197,256	$102,014	$19,426
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45	%(c)	0.46%	0.51%	0.51%	0.60%	1.03%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	3.48	%(c)	1.33%	1.86%	2.22%	1.72%	1.76%
Portfolio turnover rate	3	%(b)	11%	15%	17%	24%	1%

66	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11		9/30/10	9/30/09	9/30/08	1/17/07 to 9/30/07	‡

	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.34		$7.75	$8.16	$11.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.11	0.12	0.23	0.07
Net realized and unrealized gain (loss) on total investments	1.10		0.63	(0.31)	(2.66)	0.93

Total gain (loss) from investment operations	1.28		0.74	(0.19)	(2.43)	1.00

Less distributions from:
Net investment income	(0.22)		(0.15)	(0.18)	(0.33)	—
Net realized gains	—		—	(0.04)	(0.08)	—

Total distributions	(0.22)		(0.15)	(0.22)	(0.41)	—

Net asset value, end of period	$9.40		$8.34	$7.75	$8.16	$11.00

TOTAL RETURN	15.51	%(b)	9.67%	(1.67)%	(22.94)%	10.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$119,215		$42,535	$14,247	$3,569	$1,432
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.15	%(c)	0.16%	0.21%	0.21%	0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.93	%(c)	1.33%	1.87%	2.35%	0.90	%(c)
Portfolio turnover rate	3	%(b)	11%	15%	17%	24%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	67

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09 to 9/30/09	§

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.33		$7.75	$7.75

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.04	—	(d)
Net realized and unrealized gain (loss) on total investments	1.10		0.69	—

Total gain (loss) from investment operations	1.27		0.73	—	(d)

Less distributions from:
Net investment income	(0.21)		(0.15)	—
Net realized gains	—		—	—

Total distributions	(0.21)		(0.15)	—

Net asset value, end of period	$9.39		$8.33	$7.75

TOTAL RETURN	15.47	%(b)	9.50%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$85,867		$37,314	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	3.86	%(c)	0.51%	0.00	%(c)
Portfolio turnover rate	3	%(b)	11%	15%

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the period ended September 30, 2010 and March 31, 2011 were 0.45% and 0.46%, respectively.

68	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/11		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.14		$9.40	$9.83	$13.16	$11.45	$10.81

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.13	0.15	0.26	0.20	0.17
Net realized and unrealized gain (loss) on total investments	1.38		0.75	(0.38)	(3.21)	1.82	0.79

Total gain (loss) from investment operations	1.57		0.88	(0.23)	(2.95)	2.02	0.96

Less distributions from:
Net investment income	(0.20)		(0.14)	(0.16)	(0.31)	(0.28)	(0.27)
Net realized gains	—		—	(0.04)	(0.07)	(0.03)	(0.05)

Total distributions	(0.20)		(0.14)	(0.20)	(0.38)	(0.31)	(0.32)

Net asset value, end of period	$11.51		$10.14	$9.40	$9.83	$13.16	$11.45

TOTAL RETURN	15.60	%(b)	9.42%	(1.91)%	(23.09)%	17.93%	9.04%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,073,786		$893,915	$639,490	$285,171	$141,996	$21,093
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45	%(c)	0.45%	0.50%	0.48%	0.57%	1.19%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	3.48	%(c)	1.35%	1.84%	2.21%	1.59%	1.50%
Portfolio turnover rate	5	%(b)	10%	14%	16%	18%	17%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	69

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11		9/30/10	9/30/09	9/30/08	1/17/07‡ to 9/30/07

	(unaudited	)
SELECTED PER SHARE DATA

Net asset value, beginning of period	$8.40		$7.81	$8.21	$11.04	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.11	0.12	0.23	0.06
Net realized and unrealized gain (loss) on total investments	1.13		0.63	(0.31)	(2.67)	0.98

Total gain (loss) from investment operations	1.31		0.74	(0.19)	(2.44)	1.04

Less distributions from:
Net investment income	(0.22)		(0.15)	(0.17)	(0.32)	—
Net realized gains	—		—	(0.04)	(0.07)	—

Total distributions	(0.22)		(0.15)	(0.21)	(0.39)	—

Net asset value, end of period	$9.49		$8.40	$7.81	$8.21	$11.04

TOTAL RETURN	15.81	%(b)	9.65%	(1.66)%	(22.87)%	10.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$160,528		$60,554	$21,359	$5,714	$2,414
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.20%	0.18%	0.44	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.95	%(c)	1.32%	1.86%	2.39%	0.78	%(c)
Portfolio turnover rate	5	%(b)	10%	14%	16%	18%

70	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09§ to 9/30/09

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.40		$7.81	$7.81

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.04	—	(d)
Net realized and unrealized gain (loss) on total investments	1.13		0.70	—

Total gain (loss) from investment operations	1.30		0.74	—	(d)

Less distributions from:
Net investment income	(0.22)		(0.15)	—
Net realized gains	—		—	—

Total distributions	(0.22)		(0.15)	—

Net asset value, end of period	$9.48		$8.40	$7.81

TOTAL RETURN	15.64	%(b)	9.61%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$115,470		$49,852	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	3.85	%(c)	0.50%	0.00	%(c)
Portfolio turnover rate	5	%(b)	10%	14%

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the period ended September 30, 2010 and March 31, 2011 were 0.46% and 0.46%, respectively.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	71

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2045 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/11		9/30/10	9/30/09	11/30/07 to 9/30/08	**

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.70		$7.14	$7.56	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.14		0.09	0.07	0.16
Net realized and unrealized gain (loss) on total investments	1.04		0.57	(0.33)	(2.38)

Total gain (loss) from investment operations	1.18		0.66	(0.26)	(2.22)

Less distributions from:
Net investment income	(0.15)		(0.10)	(0.12)	(0.22)
Net realized gains	—		—	(0.04)	—

Total distributions	(0.15)		(0.10)	(0.16)	(0.22)

Net asset value, end of period	$8.73		$7.70	$7.14	$7.56

TOTAL RETURN	15.41	%(b)	9.32%	(2.93)%	(22.69	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$124,558		$84,309	$30,587	$3,287
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.49	%(c)	0.64%	0.98%	6.60	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	3.29	%(c)	1.17%	1.21%	2.23	%(c)
Portfolio turnover rate	2	%(b)	18%	8%	27	%(b)

72	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2045 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11		9/30/10	9/30/09	11/30/07 to 9/30/08	**

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.73		$7.16	$7.57	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.15		0.09	0.12	0.26
Net realized and unrealized gain (loss) on total investments	1.05		0.59	(0.37)	(2.47)

Total gain (loss) from investment operations	1.20		0.68	(0.25)	(2.21)

Less distributions from:
Net investment income	(0.16)		(0.11)	(0.12)	(0.22)
Net realized gains	—		—	(0.04)	—

Total distributions	(0.16)		(0.11)	(0.16)	(0.22)

Net asset value, end of period	$8.77		$7.73	$7.16	$7.57

TOTAL RETURN	15.68	%(b)	9.58%	(2.68)%	(22.57	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$29,737		$7,970	$2,039	$780
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.19	%(c)	0.35%	0.70%	6.40	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.51	%(c)	1.29%	1.95%	3.55	%(c)
Portfolio turnover rate	2	%(b)	18%	8%	27	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	73

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2045 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09 to 9/30/09	§

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.72		$7.16	$7.16

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.15		0.06	—	(d)
Net realized and unrealized gain (loss) on total investments	1.05		0.61	—

Total gain from investment operations	1.20		0.67	—	(d)

Less distributions from:
Net investment income	(0.16)		(0.11)	—
Net realized gains	—		—	—

Total distributions	(0.16)		(0.11)	—

Net asset value, end of period	$8.76		$7.72	$7.16

TOTAL RETURN	15.65	%(b)	9.39%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$11,309		$2,975	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.35	%(c)	0.50%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	3.53	%(c)	0.79%	0.00	%(c)
Portfolio turnover rate	2	%(b)	18%	8%

**	Fund commenced operations on November 30, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the period ended September 30, 2010 and March 31, 2011 were 0.45% and 0.47%, respectively.

74	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2050 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/11		9/30/10	9/30/09	11/30/07 to 9/30/08	**

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.71		$7.15	$7.62	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.14		0.09	0.08	0.20
Net realized and unrealized gain (loss) on total investments	1.05		0.57	(0.42)	(2.36)

Total gain (loss) from investment operations	1.19		0.66	(0.34)	(2.16)

Less distributions from:
Net investment income	(0.15)		(0.10)	(0.13)	(0.22)
Net realized gains	(0.06)		—	— (d)	—

Total distributions	(0.21)		(0.10)	(0.13)	(0.22)

Net asset value, end of period	$8.69		$7.71	$7.15	$7.62

TOTAL RETURN	15.53	%(b)	9.38%	(4.08)%	(22.08	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$64,096		$40,745	$14,383	$1,973
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.54	%(c)	0.83%	1.45%	7.70	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	3.29	%(c)	1.16%	1.35%	2.75	%(c)
Portfolio turnover rate	2	%(b)	24%	18%	73	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	75

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2050 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11		9/30/10	9/30/09	11/30/07 to 9/30/08	**

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.75		$7.18	$7.64	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.15		0.10	0.12	0.27
Net realized and unrealized gain (loss) on total investments	1.05		0.58	(0.45)	(2.41)

Total gain (loss) from investment operations	1.20		0.68	(0.33)	(2.14)

Less distributions from:
Net investment income	(0.16)		(0.11)	(0.13)	(0.22)
Net realized gains	(0.06)		—	— (d)	—

Total distributions	(0.22)		(0.11)	(0.13)	(0.22)

Net asset value, end of period	$8.73		$7.75	$7.18	$7.64

TOTAL RETURN	15.64	%(b)	9.63%	(3.81)%	(21.86	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$15,070		$5,599	$1,633	$783
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.24	%(c)	0.54%	1.18%	7.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.47	%(c)	1.35%	2.04%	3.55	%(c)
Portfolio turnover rate	2	%(b)	24%	18%	73	%(b)

76	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

LIFECYCLE 2050 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09 to 9/30/09	§

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.74		$7.18	$7.18

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.15		0.08	—	(d)
Net realized and unrealized gain (loss) on total investments	1.05		0.59	—

Total gain from investment operations	1.20		0.67	—	(d)

Less distributions from:
Net investment income	(0.16)		(0.11)	—
Net realized gains	(0.06)		—	—

Total distributions	(0.22)		(0.11)	—

Net asset value, end of period	$8.72		$7.74	$7.18

TOTAL RETURN	15.61	%(b)	9.45%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$5,590		$1,100	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.39	%(c)	0.70%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	3.54	%(c)	1.09%	0.00	%(c)
Portfolio turnover rate	2	%(b)	24%	18%

**	Fund commenced operations on November 30, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the period ended September 30, 2010 and March 31, 2011 were 0.45% and 0.47%, respectively.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	77

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS

Note 1—organization and significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”) are a sub-family of ten funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees, and transfer agency

78	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2007-2010) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the Board of Trustees (“Trustees”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the Trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security,

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	79

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2011, there were no significant transfers between levels by the Funds.

As of March 31, 2011, all of the investments in the Lifecycle Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2012.

Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

Under the terms of the distribution Rule 12b-1 plans, the Retirement Class of each Fund reimburses TPIS for amounts incurred up to 0.05% of average daily net assets to distribute the Retirement Class of each Fund and up to 0.25% of average daily net assets to distribute the Retail Class of the Retirement Income Fund. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class through September 30, 2012. This agreement may be terminated before this date with the approval of the Trustees. The Premier Class of the Funds have adopted a distribution Rule 12b-1 plan that

80	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class at the annual rate of 0.15% of average daily net assets attributable to the Premier Class shares.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Trustees.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as part of due to affiliates on the Statements of Assets and Liabilities.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. In addition, a registered separate account of TIAA also has various sub-accounts that invest in the Funds. The following is the percentage of the Funds’ shares owned by TIAA as of March 31, 2011:

Fund	TIAA	TIAA Access

Lifecycle Retirement Income	12%	11%
Lifecycle 2010	—	6%
Lifecycle 2015	—	6%
Lifecycle 2020	—	5%
Lifecycle 2025	—	6%
Lifecycle 2030	—	6%
Lifecycle 2035	—	5%
Lifecycle 2040	—	5%
Lifecycle 2045	1%	7%
Lifecycle 2050	3%	9%

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	81

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 4—investments

At March 31, 2011, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Lifecycle Retirement Income	$89,942,119	$7,267,749	$(8,443)	$7,259,306
Lifecycle 2010	598,068,419	32,031,810	(145,686)	31,886,124
Lifecycle 2015	771,997,258	62,683,143	(229,974)	62,453,169
Lifecycle 2020	904,069,720	91,974,341	(282,571)	91,691,770
Lifecycle 2025	844,797,175	100,519,594	(237,500)	100,282,094
Lifecycle 2030	805,186,752	111,785,122	(161,543)	111,623,579
Lifecycle 2035	789,638,003	131,329,733	(113,015)	131,216,718
Lifecycle 2040	1,142,655,496	200,834,608	(140,195)	200,694,413
Lifecycle 2045	139,378,288	24,612,350	(13,436)	24,598,914
Lifecycle 2050	72,002,628	11,874,080	(5,162)	11,868,918

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the period ended March 31, 2011 were as follows:

Fund	Purchases	Sales

Lifecycle Retirement Income	$29,256,658	$3,860,757
Lifecycle 2010	97,002,142	33,651,937
Lifecycle 2015	147,566,001	25,682,782
Lifecycle 2020	186,733,126	22,310,503
Lifecycle 2025	171,583,210	20,067,299
Lifecycle 2030	166,570,240	18,676,103
Lifecycle 2035	175,037,943	25,778,221
Lifecycle 2040	253,465,685	53,510,631
Lifecycle 2045	57,164,872	2,556,200
Lifecycle 2050	30,679,735	1,546,000

82	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended September 30, 2010 was as follows:

		2010

Fund	Ordinary Income	Long-Term Capital Gains	Total

Lifecycle Retirement Income	$1,061,663	$—	$1,061,663
Lifecycle 2010	8,898,659	—	8,898,659
Lifecycle 2015	9,604,380	—	9,604,380
Lifecycle 2020	9,521,786	—	9,521,786
Lifecycle 2025	8,463,215	—	8,463,215
Lifecycle 2030	7,475,360	—	7,475,360
Lifecycle 2035	6,915,307	—	6,915,307
Lifecycle 2040	10,459,635	—	10,459,635
Lifecycle 2045	580,431	—	580,431
Lifecycle 2050	284,089	—	284,089

The tax character of the fiscal year 2011 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended March 31, 2011, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 8—change in fiscal year end

On July 20, 2010, the Trustees approved a change of the Funds’ fiscal year end from September 30 to May 31.

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	83

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT FOR THE TIAA-CREF LIFECYCLE FUNDS OF THE TIAA-CREF FUNDS

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each Fund covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on March 31, 2011, at which it considered the annual renewal of the Agreement with respect to each Fund using its previously established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with management and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then helped to evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2011 Board meetings, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to management and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding the Retirement Class of each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and

84	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

long-term investment performance and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not management) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients. In considering Lipper’s data, the Board noted that the data on similar funds was based on historical information and had not been adjusted to reflect market volatility that affected the asset levels of many mutual funds during the period covered by that data due to the financial markets’ downturn and subsequent recovery.

Among other matters, the Operations Committee also requested and reviewed various sources of information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by TAI.

In advance of the Board meeting held on March 31, 2011, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its Lipper peer group over a three-year period, together with an explanation of any events that had a material impact on performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels,

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	85

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund.

At its meeting on March 31, 2011, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are the general factors the Board considered for all of the Funds followed by a summary of certain specific factors the Board considered for each particular Fund.

86	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was within an acceptable range when compared with the Fund’s benchmark and/or its peer group of mutual funds.

In addition, the Board considered the nature and quality of non-portfolio management services provided or to be provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund, as applicable, over one-, two-, three-, four- and five-year and since inception periods. The Board considered each Fund’s performance as compared to its peer group, peer universe and benchmark index. In this regard, the Board considered that most financial markets had experienced nearly unprecedented volatility during recent years that had impacted the performance of many Funds and their underlying investment options. Despite these circumstances, the performance of most Funds generally compared favorably to their composite benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, ranked in the top three performance quintiles versus their peer groups of mutual funds. (For additional detail regarding the performance of each Fund, see the Fund-by-Fund synopsis below.) Thus, the Board concluded that, under the totality of circumstances

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	87

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

considered, the investment performance of each Fund was within an acceptable range or that appropriate remedial actions had or were being implemented.

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI’s services to the Funds for the calendar year 2010. In this connection, the Board considered profit calculations both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board considered that TAI does not earn a direct profit on any of the Funds, which is primarily due to a complete waiver of the Funds’ management fees and a reimbursement of all of their other expenses except for Retirement Class service fees and 12b-1 fees. The Board also considered that TAI may have indirect earnings with respect to the Funds based on the Funds’ investment in affiliated underlying funds also managed by TAI. The Board concluded that TAI’s direct and indirect profits were not excessive in light of various relevant factors. The Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board also acknowledged certain permanent and temporary waivers of management fees and reimbursements of expenses above specified amounts of TIAA-CREF Funds used as underlying investments for the Funds which would reduce the Funds’ expenses. During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. In this regard, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which each Fund’s data was derived. Based on all factors considered, the Board concluded that the fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

88	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

ECONOMIES OF SCALE

The Board considered whether TAI has experienced or would experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses with respect to its services provided to the Funds during 2010 and TAI had waived its fees or reimbursed the Funds for all of their expenses other than Retirement Class service fees and 12b-1 fees. Thus, the Board determined that the Funds’ fee schedules are reasonable in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provides funds-of-funds management services to the Lifecycle Index Funds, with a partially waived annual management fee of 0.10% of average daily net assets, and to the Managed Allocation Fund, which has no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing to waive fees and make expense reimbursements to both the Funds and certain of the underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. TAI may also benefit from the Funds’ investment in underlying funds that are also managed by TAI.

FUND-BY-FUND FACTORS

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class shares of each Fund. Because each of the Funds’ classes generally has different nonadvisory expenses, the expense and performance information for the Funds’ other classes will differ from the expense and performance information shown below. All time periods referenced below end as of December 31, 2010. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	89

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

star is the lowest rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2010 under the Agreement.

LIFECYCLE RETIREMENT INCOME FUND
•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).
•

For the one-, two- and three-year and since inception periods, the Fund was in the 4th, 5th, 2nd and 2nd quintiles, respectively, of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”).

•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

•	During the year, the Fund altered its allocation to add investments in the TIAA-CREF Emerging Markets Equity, Bond Plus and Short-Term Bond Funds.

LIFECYCLE 2010 FUND
•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30 2012, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st and 2nd quintiles, respectively, of its Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 2nd, 4th, 3rd, 2nd and 3rd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

•	During the year, the Fund altered its allocation to add investments in the TIAA-CREF Emerging Markets Equity, Bond Plus and Short-Term Bond Funds.

90	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

LIFECYCLE 2015 FUND
•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 2nd, 4th, 3rd, 3rd and 2nd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

•	During the year, the Fund altered its allocation to add investments in the TIAA-CREF Emerging Markets Equity and Bond Plus Funds.

LIFECYCLE 2020 FUND
•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 2nd, 3rd, 3rd, 2nd and 3rd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

•	During the year, the Fund altered its allocation to add investments in the TIAA-CREF Emerging Markets Equity and Bond Plus Funds.

LIFECYCLE 2025 FUND
•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 2nd, 4th, 4th, 3rd and 3rd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars.

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	91

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

•	During the year, the Fund altered its allocation to add investments in the TIAA-CREF Emerging Markets Equity and Bond Plus Funds.

LIFECYCLE 2030 FUND
•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 2nd, 4th, 4th, 3rd and 3rd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

•	During the year, the Fund altered its allocation to add investments in the TIAA-CREF Emerging Markets Equity and Bond Plus Funds.

LIFECYCLE 2035 FUND
•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 2nd, 3rd, 5th, 3rd and 3rd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

•	During the year, the Fund altered its allocation to add investments in the TIAA-CREF Emerging Markets Equity and Bond Plus Funds.

92	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

LIFECYCLE 2040 FUND
•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the2nd, 4th, 4th, 2nd and 2nd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

•	During the year, the Fund altered its allocation to add investments in the TIAA-CREF Emerging Markets Equity and Bond Plus Funds.

LIFECYCLE 2045 FUND
•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	For the one-, two- and three-year and since inception periods, the Fund was in the 3rd, 4th, 4th and 3rd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

•	During the year, the Fund altered its allocation to add investments in the TIAA-CREF Emerging Markets Equity and Bond Plus Funds.

LIFECYCLE 2050 FUND
•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012, which means the Fund’s actual current management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st quintile of its Expense Universe.
•	For the one-, two- and three-year and since inception periods, the Fund was in the 3rd, 4th, 4th and 3rd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars.

TIAA-CREF Lifecycle Funds ▪ 2011 Semiannual Report	93

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)	concluded

•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

•	During the year, the Fund altered its allocation to add investments in the TIAA-CREF Emerging Markets Equity and Bond Plus Funds.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

94	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

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HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Retirement, Institutional or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206

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C50644	A11014 (5/11)

2011 SEMIANNUAL REPORT

TIAA-CREF LIFECYCLE INDEX FUNDS
OF THE TIAA-CREF FUNDS

MARCH 31, 2011

Financial statements (unaudited)

A CHANGE IN THE LIFECYCLE INDEX FUNDS REPORTING CYCLE

The TIAA-CREF Funds Board of Trustees has approved a change to the fiscal year-end of the funds included in this semiannual report, from September 30 to May 31. Beginning May 31, 2011, the Lifecycle Index Funds will issue annual reports dated May 31 and semiannual reports dated November 30.

2	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

UNDERSTANDING YOUR LIFECYCLE INDEX FUNDS REPORT

This semiannual report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, as of March 31, 2011. The report contains three main sections:

●	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad-based market index.
●	The portfolios of investments list the underlying funds in which each fund had investments as of March 31, 2011.
●	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	3

INFORMATION FOR LIFECYCLE INDEX FUNDS INVESTORS

PORTFOLIO LISTINGS

The complete Lifecycle Index Funds’ portfolios of investments begin on page 22 of this report. You can also obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

●	By visiting our website at tiaa-cref.org; or
●	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Index Funds’ and the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC). (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

●	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
●	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Index Funds and their underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

FUND MANAGEMENT

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

4	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

ABOUT THE FUNDS’ COMPOSITE BENCHMARKS

Each Lifecycle Index fund uses a composite benchmark that represents the four general market sectors in which each fund may invest: U.S. equity (stocks); international equity; fixed income; and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

●

Russell 3000® Index (U.S. equity), which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

●

MSCI EAFE+EM (Emerging Markets) Index* (international equity), which measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging countries in Europe, Asia, Africa, Latin America and the Middle East.

●

Barclays Capital U.S. Aggregate Bond Index (fixed income), which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

●

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers.

*	On February 1, 2011, the MSCI EAFE+EM (Emerging Markets) Index replaced the MSCI EAFE Index in the funds’ composite benchmarks as the benchmark for the international equity market sector.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the Lifecycle Index Funds incur only one of two potential types of costs:
● Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.
●

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Index Funds and fees for the underlying funds; each Lifecycle Index fund bears its pro rata share of fees and expenses incurred by the underlying funds in which it invests.

The examples that appear in the tables on pages 7 through 9 are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

ACTUAL EXPENSES

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.
        Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in each fund’s entry in the tables shows a hypothetical account value and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.
        This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

6	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2011

Lifecycle Index Funds—Retirement Class

	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period (10/1/10–3/31/11)	*	Effective expenses paid during period (10/1/10–3/31/11)	†

Retirement Income Fund actual return	$1,000.00	$1,058.61	$1.64		$2.26
5% annual hypothetical return	1,000.00	1,023.34	1.61		2.22

2010 Fund actual return	$1,000.00	$1,074.44	$1.66		$2.22
5% annual hypothetical return	1,000.00	1,023.34	1.61		2.17

2015 Fund actual return	$1,000.00	$1,087.40	$1.72		$2.29
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.22

2020 Fund actual return	$1,000.00	$1,101.42	$1.73		$2.25
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.17

2025 Fund actual return	$1,000.00	$1,116.19	$1.74		$2.27
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.17

2030 Fund actual return	$1,000.00	$1,130.78	$1.75		$2.23
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.12

2035 Fund actual return	$1,000.00	$1,145.38	$1.77		$2.25
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.12

2040 Fund actual return	$1,000.00	$1,147.15	$1.77		$2.25
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.12

2045 Fund actual return	$1,000.00	$1,146.20	$1.77		$2.25
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.12

2050 Fund actual return	$1,000.00	$1,146.48	$1.77		$2.25
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.12

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.32% for the Retirement Income and 2010 Funds; and 0.33% for the 2015, 2020, 2025, 2030, 2035, 2040, 2045 and 2050 Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted average expense ratio was 0.44% for the Retirement Income and 2015 Funds; 0.43% for the 2010, 2020 and 2025 Funds; and 0.42% for the 2030, 2035, 2040, 2045 and 2050 Funds.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	7

IMPORTANT INFORMATION ABOUT EXPENSES	continued

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2011

Lifecycle Index Funds—Institutional Class

	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period (10/1/10–3/31/11)	*	Effective expenses paid during period (10/1/10–3/31/11)	†

Retirement Income Fund actual return	$1,000.00	$1,059.83	$0.36		$0.98
5% annual hypothetical return	1,000.00	1,024.58	0.35		0.96

2010 Fund actual return	$1,000.00	$1,076.13	$0.36		$0.93
5% annual hypothetical return	1,000.00	1,024.58	0.35		0.91

2015 Fund actual return	$1,000.00	$1,089.00	$0.36		$0.94
5% annual hypothetical return	1,000.00	1,024.58	0.35		0.91

2020 Fund actual return	$1,000.00	$1,103.02	$0.42		$0.94
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.91

2025 Fund actual return	$1,000.00	$1,117.76	$0.42		$0.95
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.91

2030 Fund actual return	$1,000.00	$1,132.10	$0.43		$0.90
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.86

2035 Fund actual return	$1,000.00	$1,146.76	$0.43		$0.91
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.86

2040 Fund actual return	$1,000.00	$1,147.52	$0.43		$0.91
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.86

2045 Fund actual return	$1,000.00	$1,146.75	$0.43		$0.91
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.86

2050 Fund actual return	$1,000.00	$1,148.02	$0.43		$0.91
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.86

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.07% for the Retirement Income, 2010 and 2015 Funds; and 0.08% for the 2020, 2025, 2030, 2035, 2040, 2045 and 2050 Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted average expense ratio was 0.19% for the Retirement Income Fund; 0.18% for the 2010, 2015, 2020 and 2025 Funds; and 0.17% for the 2030, 2035, 2040, 2045 and 2050 Funds.

8	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

concluded

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2011

Lifecycle Index Funds—Premier Class

	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period (10/1/10–3/31/11)	*	Effective expenses paid during period (10/1/10–3/31/11)	†

Retirement Income Fund actual return	$1,000.00	$1,059.13	$1.13		$1.75
5% annual hypothetical return	1,000.00	1,023.83	1.11		1.72

2010 Fund actual return	$1,000.00	$1,075.83	$1.14		$1.71
5% annual hypothetical return	1,000.00	1,023.83	1.11		1.66

2015 Fund actual return	$1,000.00	$1,088.79	$1.15		$1.72
5% annual hypothetical return	1,000.00	1,023.83	1.11		1.66

2020 Fund actual return	$1,000.00	$1,101.89	$1.21		$1.73
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.66

2025 Fund actual return	$1,000.00	$1,116.54	$1.21		$1.74
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.66

2030 Fund actual return	$1,000.00	$1,131.00	$1.22		$1.70
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.61

2035 Fund actual return	$1,000.00	$1,145.56	$1.23		$1.71
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.61

2040 Fund actual return	$1,000.00	$1,146.46	$1.23		$1.71
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.61

2045 Fund actual return	$1,000.00	$1,146.49	$1.23		$1.71
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.61

2050 Fund actual return	$1,000.00	$1,146.82	$1.23		$1.71
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.61

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.22% for the Retirement Income, 2010 and 2015 Funds; and 0.23% for the 2020, 2025, 2030, 2035, 2040, 2045 and 2050 Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted average expense ratio was 0.34% for the Retirement Income Fund; 0.33% for the 2010, 2015, 2020 and 2025 Funds; and 0.32% for the 2030, 2035, 2040, 2045 and 2050 Funds.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	9

INVESTMENT RESULTS OF THE LIFECYCLE INDEX FUNDS

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2011

For the six-month period, all ten TIAA-CREF Lifecycle Index Funds trailed their respective composite benchmarks, with returns for the Retirement Class ranging from 5.86% for the Retirement Income Fund to 14.72% for the 2040 Fund.

          The funds’ returns included deductions for expenses, while those of their respective composite benchmarks did not. The funds had risk profiles similar to those of their underlying funds.

The recovery wavers

The nation’s gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annual rate of 3.1% in the fourth quarter of 2010. Early estimates for the first quarter of 2011 showed growth slowing to 1.8%. Higher corporate profits and the Federal Reserve’s ongoing purchases of U.S. Treasuries helped keep interest rates relatively low, encouraging investors.

          The Russell 3000® Index, which measures the broad U.S. stock market, rose 18.71% for the six months ended March 31, 2011. Foreign stocks also posted a double-digit gain but trailed U.S. issues. The MSCI EAFE+EM (Emerging Markets) Index, which measures stock performance in 22 developed nations outside North America and in 21 developing nations, gained 10.04% in dollar terms for the six months. During the period covered by this report, the MSCI EAFE+EM (Emerging Markets) Index replaced the MSCI EAFE Index in the Lifecycle Index Funds’ composite benchmarks.

Bonds decline as prices fall

Amid sluggish job growth, continuing weakness in the housing markets and high levels of personal debt, the Federal Reserve maintained its target for the federal funds rate within a range of 0% to 0.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) As the economy improved, some investors sought the potentially higher returns of stocks and lower-quality, high-yielding fixed-income securities. The Barclays Capital U.S. Aggregate Bond Index, which measures the broad market for investment-grade, fixed-rate bonds, fell 0.88% for the six months.

          Commercial mortgage-backed securities posted a 3.0% gain, while corporate bonds, U.S. agency securities and Treasuries fell 0.8%, 0.8% and 2.8%, respectively. (Sector returns come from the components of the Barclays Capital aggregate index.)

10	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

          Inflation-protected bonds returned 1.42%, as measured by the Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L).

All ten funds produce solid gains

All ten Lifecycle Index Funds posted substantial results for the six months covered by this report, but their returns trailed those of their respective composite benchmarks, due to modest underperformance of the underlying index funds and fund expenses. The difference between the individual funds’ returns and those of their respective benchmarks ranged from 0.27 of a percentage point for the 2040 Fund to 0.41 of a point for the 2015 Fund.

          The return of a Lifecycle Index fund during a particular period depends primarily on how its investments are distributed among the market sectors in which it invests and how those sectors performed.

          The Lifecycle Index Funds can invest in four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. They do this by investing in various underlying mutual funds that in turn buy stocks, bonds and other securities in these market sectors.

          During the period, the Lifecycle Index Funds invested in the Institutional share class of the following TIAA-CREF Funds: the Equity Index Fund, which invests in the broad U.S. stock market; the International Equity Index Fund, which invests in a diversified portfolio of foreign stocks; the Emerging Markets Equity Index Fund, which invests in leading stocks in emerging countries; the Bond Index Fund, which invests in the U.S. investment-grade, fixed-rate bond market; and the Inflation-Linked Bond Fund, which invests in inflation-protected securities.

          During the six months covered by this report, the funds benefited from strong positive returns from U.S. and international stocks, but those gains were partly offset by disappointing returns from the fixed-income sectors. Those funds with larger allocations to stock funds than to bond funds produced better absolute results for the period.

          For example, the 2050 Fund, whose net assets consisted of 90% equities and 10% fixed-income investments at period-end, posted a 14.65% gain, while the 2010 Fund, with only about half its assets in equities, returned 7.44%. (All fund returns are for the Retirement Class.)

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	11

LIFECYCLE INDEX RETIREMENT INCOME FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle Index Retirement Income Fund	6 months	1 year	since inception

Retirement Class (inception: 9/30/2009)	5.86%	9.62%	9.72%
Institutional Class (inception: 9/30/2009)	5.98	9.87	9.99
Premier Class (inception: 9/30/2009)	5.91	9.73	9.83

Lifecycle Index Retirement Income Fund Composite Index*	6.22	10.14	10.36

Broad-based market index Barclays Capital U.S. Aggregate Bond Index	–0.88	5.12	4.75

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2011, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE+EM (Emerging Markets) Index; and 10.0% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	30.0%	30.0%
International equity	10.0	10.0
Fixed income	50.0	49.9
Inflation-protected assets	10.0	10.1

Total	100.0	100.0

12	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

LIFECYCLE INDEX 2010 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle Index 2010 Fund	6 months	1 year	since inception

Retirement Class (inception: 9/30/2009)	7.44%	10.51%	10.89%
Institutional Class (inception: 9/30/2009)	7.61	10.78	11.19
Premier Class (inception: 9/30/2009)	7.58	10.75	11.07

Lifecycle Index 2010 Fund Composite Index*	7.82	11.01	11.51

Broad-based market index Barclays Capital U.S. Aggregate Bond Index	–0.88	5.12	4.75

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2011, the Lifecycle Index 2010 Fund Composite Index consisted of: 44.5% Barclays Capital U.S. Aggregate Bond Index; 36.9% Russell 3000® Index; 12.3% MSCI EAFE+EM (Emerging Markets) Index; and 6.3% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	36.8%	37.2%
International equity	12.2	12.3
Fixed income	44.6	44.2
Inflation-protected assets	6.4	6.2
Other assets & liabilities, net	—	0.1

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	13

LIFECYCLE INDEX 2015 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle Index 2015 Fund	6 months	1 year	since inception

Retirement Class (inception: 9/30/2009)	8.74%	11.20%	11.80%
Institutional Class (inception: 9/30/2009)	8.90	11.47	12.09
Premier Class (inception: 9/30/2009)	8.88	11.35	11.91

Lifecycle Index 2015 Fund Composite Index*	9.15	11.76	12.46

Broad-based market index Russell 3000® Index	18.71	17.41	20.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2011, the Lifecycle Index 2015 Fund Composite Index consisted of: 42.6% Russell 3000 Index; 38.9% Barclays Capital U.S. Aggregate Bond Index; 14.2% MSCI EAFE+EM (Emerging Markets) Index; and 4.3% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	42.3%	42.7%
International equity	14.1	14.2
Fixed income	39.2	38.7
Inflation-protected assets	4.4	4.3
Other assets & liabilities, net	—	0.1

Total	100.0	100.0

14	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

LIFECYCLE INDEX 2020 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle Index 2020 Fund	6 months	1 year	since inception

Retirement Class (inception: 9/30/2009)	10.14%	12.11%	12.79%
Institutional Class (inception: 9/30/2009)	10.30	12.37	13.08
Premier Class (inception: 9/30/2009)	10.19	12.05	12.84

Lifecycle Index 2020 Fund Composite Index*	10.53	12.55	13.42

Broad-based market index Russell 3000® Index	18.71	17.41	20.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2011, the Lifecycle Index 2020 Fund Composite Index consisted of: 48.6% Russell 3000 Index; 32.9% Barclays Capital U.S. Aggregate Bond Index; 16.2% MSCI EAFE+EM (Emerging Markets) Index; and 2.3% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	48.3%	48.6%
International equity	16.1	16.2
Fixed income	33.2	32.7
Inflation-protected assets	2.4	2.3
Other assets & liabilities, net	—	0.2

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	15

LIFECYCLE INDEX 2025 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle Index 2025 Fund	6 months	1 year	since inception

Retirement Class (inception: 9/30/2009)	11.62%	12.87%	13.76%
Institutional Class (inception: 9/30/2009)	11.78	13.24	14.06
Premier Class (inception: 9/30/2009)	11.65	13.01	13.88

Lifecycle Index 2025 Fund Composite Index*	11.93	13.31	14.37

Broad-based market index Russell 3000® Index	18.71	17.41	20.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2011, the Lifecycle Index 2025 Fund Composite Index consisted of: 54.6% Russell 3000 Index; 26.9% Barclays Capital U.S. Aggregate Bond Index; 18.2% MSCI EAFE+EM (Emerging Markets) Index; and 0.3% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	54.3%	54.5%
International equity	18.1	18.4
Fixed income	27.2	26.6
Inflation-protected assets	0.4	0.3
Other assets & liabilities, net	—	0.2

Total	100.0	100.0

16	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

LIFECYCLE INDEX 2030 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle Index 2030 Fund	6 months	1 year	since inception

Retirement Class (inception: 9/30/2009)	13.08%	13.60%	14.75%
Institutional Class (inception: 9/30/2009)	13.21	14.05	15.10
Premier Class (inception: 9/30/2009)	13.10	13.73	14.86

Lifecycle Index 2030 Fund Composite Index*	13.39	14.11	15.34

Broad-based market index Russell 3000® Index	18.71	17.41	20.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2011, the Lifecycle Index 2030 Fund Composite Index consisted of: 60.6% Russell 3000 Index; 20.2% MSCI EAFE+EM (Emerging Markets) Index; and 19.2% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	60.3%	60.8%
International equity	20.1	20.1
Fixed income	19.6	19.0
Other assets & liabilities, net	—	0.1

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	17

LIFECYCLE INDEX 2035 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle Index 2035 Fund	6 months	1 year	since inception

Retirement Class (inception: 9/30/2009)	14.54%	14.43%	15.71%
Institutional Class (inception: 9/30/2009)	14.68	14.78	15.99
Premier Class (inception: 9/30/2009)	14.56	14.56	15.81

Lifecycle Index 2035 Fund Composite Index*	14.86	14.93	16.30

Broad-based market index Russell 3000® Index	18.71	17.41	20.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2011, the Lifecycle Index 2035 Fund Composite Index consisted of: 66.6% Russell 3000 Index; 22.2% MSCI EAFE+EM (Emerging Markets) Index; and 11.2% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	66.3%	66.6%
International equity	22.1	22.2
Fixed income	11.6	11.1
Other assets & liabilities, net	—	0.1

Total	100.0	100.0

18	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

LIFECYCLE INDEX 2040 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle Index 2040 Fund	6 months	1 year	since inception

Retirement Class (inception: 9/30/2009)	14.72%	14.61%	15.81%
Institutional Class (inception: 9/30/2009)	14.75	14.96	16.09
Premier Class (inception: 9/30/2009)	14.65	14.65	15.85

Lifecycle Index 2040 Fund Composite Index*	14.99	15.07	16.40

Broad-based market index Russell 3000® Index	18.71	17.41	20.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2011, the Lifecycle Index 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM (Emerging Markets) Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	67.5%	67.4%
International equity	22.5	22.5
Fixed income	10.0	9.9
Other assets & liabilities, net	—	0.2

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	19

LIFECYCLE INDEX 2045 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle Index 2045 Fund	6 months	1 year	since inception

Retirement Class (inception: 9/30/2009)	14.62%	14.62%	15.78%
Institutional Class (inception: 9/30/2009)	14.67	14.78	16.01
Premier Class (inception: 9/30/2009)	14.65	14.65	15.89

Lifecycle Index 2045 Fund Composite Index*	14.99	15.07	16.40

Broad-based market index Russell 3000® Index	18.71	17.41	20.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2011, the Lifecycle Index 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM (Emerging Markets) Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	67.5%	67.2%
International equity	22.5	22.6
Fixed income	10.0	9.9
Other assets & liabilities, net	—	0.3

Total	100.0	100.0

20	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

LIFECYCLE INDEX 2050 FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Lifecycle Index 2050 Fund	6 months	1 year	since inception

Retirement Class (inception: 9/30/2009)	14.65%	14.65%	15.80%
Institutional Class (inception: 9/30/2009)	14.80	14.91	16.10
Premier Class (inception: 9/30/2009)	14.68	14.68	15.91

Lifecycle Index 2050 Fund Composite Index*	14.99	15.07	16.40

Broad-based market index Russell 3000® Index	18.71	17.41	20.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on March 31, 2011, the Lifecycle Index 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM (Emerging Markets) Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TARGET ALLOCATION

ASSET ALLOCATION

	Target allocation	% of net assets as of 3/31/11

U.S. equity	67.5%	67.4%
International equity	22.5	22.4
Fixed income	10.0	10.0
Other assets & liabilities, net	—	0.2

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	21

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE INDEX RETIREMENT INCOME FUND ■ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
441,530	TIAA-CREF Bond Index Fund	$4,525,680	49.9%

		4,525,680	49.9

INFLATION-PROTECTED ASSETS
81,945	TIAA-CREF Inflation-Linked Bond Fund	914,508	10.1

		914,508	10.1

INTERNATIONAL EQUITY
18,807	TIAA CREF Emerging Market Equity Index Fund	225,494	2.5
39,880	TIAA-CREF International Equity Index Fund	680,349	7.5

		905,843	10.0

U.S. EQUITY
268,296	TIAA-CREF Equity Index Fund	2,720,521	30.0

		2,720,521	30.0

	TOTAL TIAA-CREF FUNDS (Cost $8,397,529)	9,066,552	100.0

	TOTAL PORTFOLIO (Cost $8,397,529)	9,066,552	100.0
	OTHER ASSETS & LIABILITIES, NET	(4,190)	0.0

	NET ASSETS	$9,062,362	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2010 FUND ■ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
2,294,355	TIAA-CREF Bond Index Fund	$23,517,139	44.2%

		23,517,139	44.2

INFLATION-PROTECTED ASSETS
297,642	TIAA-CREF Inflation-Linked Bond Fund	3,321,687	6.2

		3,321,687	6.2

INTERNATIONAL EQUITY
135,055	TIAA CREF Emerging Market Equity Index Fund	1,619,311	3.0
289,887	TIAA-CREF International Equity Index Fund	4,945,470	9.3

		6,564,781	12.3

U.S. EQUITY
1,953,115	TIAA-CREF Equity Index Fund	19,804,588	37.2

		19,804,588	37.2

	TOTAL TIAA-CREF FUNDS (Cost $49,396,121)	53,208,195	99.9

	TOTAL PORTFOLIO (Cost $49,396,121)	53,208,195	99.9
	OTHER ASSETS & LIABILITIES, NET	43,175	0.1

	NET ASSETS	$53,251,370	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

22	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE INDEX 2015 FUND ■ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
3,035,201	TIAA-CREF Bond Index Fund	$31,110,809	38.7%

		31,110,809	38.7

INFLATION-PROTECTED ASSETS
308,585	TIAA-CREF Inflation-Linked Bond Fund	3,443,814	4.3

		3,443,814	4.3

INTERNATIONAL EQUITY
230,357	TIAA CREF Emerging Market Equity Index Fund	2,761,979	3.4
509,995	TIAA-CREF International Equity Index Fund	8,700,509	10.8

		11,462,488	14.2

U.S. EQUITY
3,386,165	TIAA-CREF Equity Index Fund	34,335,712	42.7

		34,335,712	42.7

	TOTAL TIAA-CREF FUNDS (Cost $74,089,302)	80,352,823	99.9

	TOTAL PORTFOLIO (Cost $74,089,302)	80,352,823	99.9
	OTHER ASSETS & LIABILITIES, NET	106,565	0.1

	NET ASSETS	$80,459,388	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2020 FUND ■ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
3,184,969	TIAA-CREF Bond Index Fund	$32,645,928	32.7%

		32,645,928	32.7

INFLATION-PROTECTED ASSETS
202,214	TIAA-CREF Inflation-Linked Bond Fund	2,256,709	2.3

		2,256,709	2.3

INTERNATIONAL EQUITY
333,735	TIAA CREF Emerging Market Equity Index Fund	4,001,481	4.0
714,725	TIAA-CREF International Equity Index Fund	12,193,202	12.2

		16,194,683	16.2

U.S. EQUITY
4,792,121	TIAA-CREF Equity Index Fund	48,592,103	48.6

		48,592,103	48.6

	TOTAL TIAA-CREF FUNDS (Cost $91,087,553)	99,689,423	99.8

	TOTAL PORTFOLIO (Cost $91,087,553)	99,689,423	99.8
	OTHER ASSETS & LIABILITIES, NET	159,082	0.2

	NET ASSETS	$99,848,505	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	23

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE INDEX 2025 FUND ■ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
2,355,300	TIAA-CREF Bond Index Fund	$24,141,820	26.6%

		24,141,820	26.6

INFLATION-PROTECTED ASSETS
21,626	TIAA-CREF Inflation-Linked Bond Fund	241,351	0.3

		241,351	0.3

INTERNATIONAL EQUITY
346,857	TIAA CREF Emerging Market Equity Index Fund	4,158,812	4.6
735,739	TIAA-CREF International Equity Index Fund	12,551,714	13.8

		16,710,526	18.4

U.S. EQUITY
4,885,754	TIAA-CREF Equity Index Fund	49,541,542	54.5

		49,541,542	54.5

	TOTAL TIAA-CREF FUNDS (Cost $81,846,970)	90,635,239	99.8

	TOTAL PORTFOLIO (Cost $81,846,970)	90,635,239	99.8
	OTHER ASSETS & LIABILITIES, NET	158,057	0.2

	NET ASSETS	$90,793,296	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2030 FUND ■ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
1,914,345	TIAA-CREF Bond Index Fund	$19,622,036	19.0%

		19,622,036	19.0

INTERNATIONAL EQUITY
411,069	TIAA CREF Emerging Market Equity Index Fund	4,928,719	4.8
925,998	TIAA-CREF International Equity Index Fund	15,797,531	15.3

		20,726,250	20.1

U.S. EQUITY
6,191,186	TIAA-CREF Equity Index Fund	62,778,626	60.8

		62,778,626	60.8

	TOTAL TIAA-CREF FUNDS (Cost $92,052,756)	103,126,912	99.9

	TOTAL PORTFOLIO (Cost $92,052,756)	103,126,912	99.9
	OTHER ASSETS & LIABILITIES, NET	143,009	0.1

	NET ASSETS	$103,269,921	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

24	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE INDEX 2035 FUND ■ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
1,017,885	TIAA-CREF Bond Index Fund	$10,433,323	11.1%

		10,433,323	11.1

INTERNATIONAL EQUITY
434,577	TIAA CREF Emerging Market Equity Index Fund	5,210,584	5.5
922,655	TIAA-CREF International Equity Index Fund	15,740,495	16.7

		20,951,079	22.2

U.S. EQUITY
6,191,467	TIAA-CREF Equity Index Fund	62,781,479	66.6

		62,781,479	66.6

	TOTAL TIAA-CREF FUNDS (Cost $82,938,664)	94,165,881	99.9

	TOTAL PORTFOLIO (Cost $82,938,664)	94,165,881	99.9
	OTHER ASSETS & LIABILITIES, NET	138,791	0.1

	NET ASSETS	$94,304,672	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2040 FUND ■ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
1,206,373	TIAA-CREF Bond Index Fund	$12,365,325	9.9%

		12,365,325	9.9

INTERNATIONAL EQUITY
563,879	TIAA CREF Emerging Market Equity Index Fund	6,760,912	5.4
1,249,484	TIAA-CREF International Equity Index Fund	21,316,205	17.1

		28,077,117	22.5

U.S. EQUITY
8,311,662	TIAA-CREF Equity Index Fund	84,280,255	67.4

		84,280,255	67.4

	TOTAL TIAA-CREF FUNDS (Cost $108,994,832)	124,722,697	99.8

	TOTAL PORTFOLIO (Cost $108,994,832)	124,722,697	99.8
	OTHER ASSETS & LIABILITIES, NET	292,876	0.2

	NET ASSETS	$125,015,573	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	25

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE INDEX 2045 FUND ■ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
294,885	TIAA-CREF Bond Index Fund	$3,022,575	9.9%

		3,022,575	9.9

INTERNATIONAL EQUITY
138,505	TIAA CREF Emerging Market Equity Index Fund	1,660,672	5.5
304,785	TIAA-CREF International Equity Index Fund	5,199,634	17.1

		6,860,306	22.6

U.S. EQUITY
2,017,923	TIAA-CREF Equity Index Fund	20,461,744	67.2

		20,461,744	67.2

	TOTAL TIAA-CREF FUNDS (Cost $26,634,935)	30,344,625	99.7

	TOTAL PORTFOLIO (Cost $26,634,935)	30,344,625	99.7
	OTHER ASSETS & LIABILITIES, NET	101,005	0.3

	NET ASSETS	$30,445,630	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2050 FUND ■ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
199,420	TIAA-CREF Bond Index Fund	$2,044,055	10.0%

		2,044,055	10.0

INTERNATIONAL EQUITY
94,493	TIAA CREF Emerging Market Equity Index Fund	1,132,969	5.5
203,225	TIAA-CREF International Equity Index Fund	3,467,016	16.9

		4,599,985	22.4

U.S. EQUITY
1,357,875	TIAA-CREF Equity Index Fund	13,768,852	67.4

		13,768,852	67.4

	TOTAL TIAA-CREF FUNDS (Cost $17,818,216)	20,412,892	99.8

	TOTAL PORTFOLIO (Cost $17,818,216)	20,412,892	99.8
	OTHER ASSETS & LIABILITIES, NET	49,374	0.2

	NET ASSETS	$20,462,266	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	27

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFECYCLE INDEX FUNDS ■ MARCH 31, 2011

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

ASSETS
Affiliated investments, at value*	$9,066,552	$53,208,195	$80,352,823	$99,689,423	$90,635,239	$103,126,912
Cash	—	—	4,169	—	5,632	—
Receivable from securities transactions	—	19,000	—	—	—	—
Receivable from Fund shares sold	11,420	79,851	162,453	228,479	235,701	216,688
Dividends and interest receivable	9,449	49,866	65,769	68,660	50,940	41,601
Due from affiliates	429	638	744	783	758	769
Other	87	272	366	417	382	440

Total assets	9,087,937	53,357,822	80,586,324	99,987,762	90,928,652	103,386,410

LIABILITIES
Management fees payable	45	305	526	734	666	842
Due to affiliates	277	1,305	1,675	3,034	1,938	2,584
Overdraft payable	2,864	34,774	—	8,060	—	7,713
Payable for securities transactions	9,448	49,866	99,769	100,660	107,939	78,601
Accrued expenses & other payables	12,941	20,202	24,966	26,769	24,813	26,749

Total liabilities	25,575	106,452	126,936	139,257	135,356	116,489

NET ASSETS	$9,062,362	$53,251,370	$80,459,388	$99,848,505	$90,793,296	$103,269,921

NET ASSETS CONSIST OF:
Paid-in-capital	$8,383,534	$49,390,651	$74,050,362	$91,084,945	$81,851,848	$92,119,564
Undistributed net investment income (loss)	66	164,431	200,424	186,013	121,461	86,395
Accumulated net realized gain (loss) on total investments	9,739	(115,786)	(54,919)	(24,323)	31,718	(10,194)
Net unrealized appreciation (depreciation) on total investments	669,023	3,812,074	6,263,521	8,601,870	8,788,269	11,074,156

NET ASSETS	$9,062,362	$53,251,370	$80,459,388	$99,848,505	$90,793,296	$103,269,921

RETIREMENT CLASS:
Net assets	$316,363	$576,646	$1,616,223	$2,059,221	$931,311	$1,587,160
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	28,517	50,342	139,319	175,255	78,306	131,684
Net asset value per share	$11.09	$11.45	$11.60	$11.75	$11.89	$12.05

INSTITUTIONAL CLASS:
Net assets	$6,988,148	$45,482,218	$70,273,087	$79,056,673	$79,484,675	$86,797,119
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	629,891	3,960,424	6,041,497	6,712,796	6,668,619	7,182,035
Net asset value per share	$11.09	$11.48	$11.63	$11.78	$11.92	$12.09

PREMIER CLASS:
Net assets	$1,757,851	$7,192,506	$8,570,078	$18,732,611	$10,377,310	$14,885,642
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	158,513	627,247	738,096	1,593,841	871,831	1,233,985
Net asset value per share	$11.09	$11.47	$11.61	$11.75	$11.90	$12.06

* Affiliated investments, Cost	$8,397,529	$49,396,121	$74,089,302	$91,087,553	$81,846,970	$92,052,756

28	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	29

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS ■ MARCH 31, 2011

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund

ASSETS
Affiliated investments, at value*	$94,165,881	$124,722,697	$30,344,625	$20,412,892
Cash	1,815	—	—	—
Receivable from securities transactions	—	10,000	2,000	—
Receivable from Fund shares sold	212,103	387,762	145,712	74,743
Dividends and interest receivable	21,836	26,324	6,383	4,299
Due from affiliates	750	856	504	463
Other	405	579	174	135

Total assets	94,402,790	125,148,218	30,499,398	20,492,532

LIABILITIES
Management fees payable	768	1,018	247	167
Due to affiliates	1,565	2,165	676	340
Overdraft payable	—	3,798	1,001	2,670
Payable for securities transactions	70,837	96,325	36,383	13,299
Payable for Fund shares redeemed	711	4	—	—
Accrued expenses & other payables	24,237	29,335	15,461	13,790

Total liabilities	98,118	132,645	53,768	30,266

NET ASSETS	$94,304,672	$125,015,573	$30,445,630	$20,462,266

NET ASSETS CONSIST OF:
Paid-in-capital	$82,987,863	$109,146,738	$26,714,889	$17,861,035
Undistributed net investment income (loss)	36,304	41,427	9,384	6,538
Accumulated net realized gain (loss) on total investments	53,288	99,543	11,667	17
Net unrealized appreciation (depreciation) on total investments	11,227,217	15,727,865	3,709,690	2,594,676

NET ASSETS	$94,304,672	$125,015,573	$30,445,630	$20,462,266

RETIREMENT CLASS:
Net assets	$1,289,148	$1,440,249	$513,374	$371,074
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	105,747	117,782	42,300	30,588
Net asset value per share	$12.19	$12.23	$12.14	$12.13

INSTITUTIONAL CLASS:
Net assets	$85,697,820	$113,106,903	$26,135,469	$18,148,655
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,010,710	9,226,960	2,148,530	1,492,475
Net asset value per share	$12.22	$12.26	$12.16	$12.16

PREMIER CLASS:
Net assets	$7,317,704	$10,468,421	$3,796,787	$1,942,537
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	599,825	855,788	312,521	160,038
Net asset value per share	$12.20	$12.23	$12.15	$12.14

* Affiliated investments, Cost	$82,938,664	$108,994,832	$26,634,935	$17,818,216

30	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	31

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFECYCLE INDEX FUNDS ■ FOR THE PERIOD ENDED MARCH 31, 2011

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$125,841	$798,877	$1,126,312	$1,386,365	$1,297,419	$1,488,500

Total income	125,841	798,877	1,126,312	1,386,365	1,297,419	1,488,500

EXPENSES
Management fees	4,161	24,231	35,015	42,821	38,913	44,255
Distribution fees - Retirement Class	72	98	179	196	135	245
Distribution fees - Premier Class	1,140	4,934	6,351	12,739	7,136	9,946
Fund administration fees	296	1,760	2,526	3,094	2,795	3,187
Custody and accounting fees	5,320	5,319	5,318	5,317	5,319	5,320
Professional fees	9,031	12,349	12,513	12,496	12,472	12,525
Shareholder reports	511	8,583	13,515	16,387	14,758	16,160
Shareholder servicing - Retirement Class	530	642	1,032	1,137	823	1,364
Shareholder servicing - Institutional Class	135	196	185	175	86	221
Shareholder servicing - Premier Class	87	108	91	69	110	77
Trustee fees and expenses	14	177	246	298	288	308
Compliance fees	84	604	893	1,081	990	1,112
Interest expense	65	1,294	1,101	1,111	977	1,039
Registration fees	7,847	7,847	7,847	7,847	7,847	7,847
Other expenses	1,169	3,851	5,300	6,657	5,576	6,040

Total expenses	30,462	71,993	92,112	111,425	98,225	109,646
Less: Expenses reimbursed by the investment adviser	(24,727)	(42,240)	(49,675)	(54,691)	(51,368)	(53,976)
Fee waiver by investment adviser and TPIS	(1,463)	(7,367)	(9,420)	(9,918)	(8,968)	(8,654)

Net expenses	4,272	22,386	33,017	46,816	37,889	47,016

Net investment income (loss)	121,569	776,491	1,093,295	1,339,549	1,259,530	1,441,484

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	20,968	24,005	32,507	61,848	87,615	104,556
Realized gain from distributions from affiliated investments	577	3,261	3,793	3,820	2,861	2,251

Net realized gain (loss) from affiliated investments	21,545	27,266	36,300	65,668	90,476	106,807

Net change in unrealized appreciation (depreciation) from affiliated investments	335,918	2,609,446	4,647,799	6,709,956	7,016,993	9,024,826

Net realized and unrealized gain (loss) from affiliated investments	357,463	2,636,712	4,684,099	6,775,624	7,107,469	9,131,633

Net increase (decrease) in net assets resulting from operations	$479,032	$3,413,203	$5,777,394	$8,115,173	$8,366,999	$10,573,117

32	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	33

STATEMENTS OF OPERATIONS (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS ■ FOR THE PERIOD ENDED MARCH 31, 2011

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$1,392,458	$1,876,565	$442,638	$289,228

Total income	1,392,458	1,876,565	442,638	289,228

EXPENSES
Management fees	40,305	54,454	12,926	8,623
Distribution fees - Retirement Class	202	192	103	80
Distribution fees - Premier Class	4,843	7,011	2,412	1,274
Fund administration fees	2,935	3,942	921	572
Custody and accounting fees	5,320	5,320	5,320	5,320
Professional fees	12,615	12,399	12,092	10,935
Shareholder reports	14,985	22,872	2,550	191
Shareholder servicing - Retirement Class	1,190	1,097	660	591
Shareholder servicing - Institutional Class	181	112	167	114
Shareholder servicing - Premier Class	85	101	77	93
Trustee fees and expenses	289	360	83	45
Compliance fees	1,024	1,380	324	210
Interest expense	952	1,129	191	98
Registration fees	7,847	7,847	7,847	7,847
Other expenses	4,746	4,912	2,024	1,653

Total expenses	97,519	123,128	47,697	37,646
Less: Expenses reimbursed by the investment adviser	(51,158)	(60,513)	(31,745)	(27,267)
Fee waiver by investment adviser and TPIS	(7,873)	(10,644)	(2,562)	(1,712)

Net expenses	38,488	51,971	13,390	8,667

Net investment income (loss)	1,353,970	1,824,594	429,248	280,561

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	105,832	177,323	32,525	21,655
Realized gain from distributions from affiliated investments	1,174	1,482	350	228

Net realized gain (loss) from affiliated investments	107,006	178,805	32,875	21,883

Net change in unrealized appreciation (depreciation) from affiliated investments	9,214,912	12,594,450	2,985,708	1,988,104

Net realized and unrealized gain (loss) from affiliated investments	9,321,918	12,773,255	3,018,583	2,009,987

Net increase (decrease) in net assets resulting from operations	$10,675,888	$14,597,849	$3,447,831	$2,290,548

34	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	35

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE INDEX FUNDS ■ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund

		March 31, 2011	September 30, 2010	March 31, 2011	September 30, 2010	March 31, 2011	September 30, 2010

		(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS
Net investment income (loss)		$121,569	$121,290	$776,491	$227,369	$1,093,295	$255,968
Net realized gain (loss) from affiliated investments		21,545	16,129	27,266	(115,035)	36,300	(66,885)
Net change in unrealized appreciation (depreciation) from affiliated investments		335,918	333,105	2,609,446	1,202,628	4,647,799	1,615,722

Net increase from operations		479,032	470,524	3,413,203	1,314,962	5,777,394	1,804,805

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(3,806)	(4,962)	(5,101)	(1,096)	(6,081)	(916)
	Institutional Class	(96,605)	(111,108)	(686,469)	(52,381)	(951,241)	(56,496)
	Premier Class	(21,191)	(5,215)	(93,316)	(1,160)	(133,219)	(981)
From realized gains:	Retirement Class	(932)	—	(192)	—	(142)	—
	Institutional Class	(22,091)	—	(24,428)	—	(21,159)	—
	Premier Class	(4,913)	—	(3,396)	—	(3,032)	—

Total distributions		(149,538)	(121,285)	(812,902)	(54,637)	(1,114,874)	(58,393)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	25,979	2,398	259,099	28,248	1,254,451	53,973
	Institutional Class	1,273,525	2,956,483	22,959,368	28,777,699	26,689,450	39,462,318
	Premier Class	1,563,399	482	6,951,183	477,085	8,781,565	479,702
Reinvestments of distributions:	Retirement Class	4,738	4,962	5,293	1,096	6,223	916
	Institutional Class	118,696	111,108	710,897	52,381	972,400	56,496
	Premier Class	26,104	5,215	96,712	1,160	136,251	980
Redemptions:	Retirement Class	—	(10)	(8,746)	(286)	(9,568)	(490)
	Institutional Class	(350,529)	(1,193,366)	(10,993,156)	(2,943,089)	(4,730,042)	(1,420,933)
	Premier Class	(165,531)	(10)	(981,875)	(2,311)	(1,683,093)	(129)

Net increase (decrease) from shareholder transactions		2,496,381	1,887,262	18,998,775	26,391,983	31,417,637	38,632,833

Net increase (decrease) in net assets		2,825,875	2,236,501	21,599,076	27,652,308	36,080,157	40,379,245

NET ASSETS
Beginning of period		6,236,487	3,999,986	31,652,294	3,999,986	44,379,231	3,999,986

End of period		$9,062,362	$6,236,487	$53,251,370	$31,652,294	$80,459,388	$44,379,231

Undistributed net investment income (loss) included in net assets		$66	$99	$164,431	$172,826	$200,424	$197,670

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	2,366	231	22,903	2,661	109,381	5,179
	Institutional Class	116,759	288,026	2,056,654	2,751,512	2,380,025	3,772,869
	Premier Class	145,821	46	637,134	44,629	806,380	44,914
Shares reinvested:	Retirement Class	438	484	480	108	560	90
	Institutional Class	10,960	10,823	64,393	5,146	87,289	5,539
	Premier Class	2,410	508	8,768	114	12,253	96
Shares redeemed:	Retirement Class	—	(1)	(782)	(28)	(842)	(48)
	Institutional Class	(31,977)	(114,700)	(982,188)	(285,093)	(417,301)	(136,925)
	Premier Class	(15,272)	(1)	(88,185)	(213)	(150,535)	(12)

Net increase (decrease) from shareholder transactions		231,505	185,416	1,719,177	2,518,836	2,827,210	3,691,702

36	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	37

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE INDEX FUNDS ■ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund

		March 31, 2011	September 30, 2010	March 31, 2011	September 30, 2010	March 31, 2011	September 30, 2010

		(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS
Net investment income (loss)		$1,339,549	$228,684	$1,259,530	$181,392	$1,441,484	$157,590
Net realized gain (loss) from affiliated investments		65,668	(68,637)	90,476	(43,899)	106,807	(98,242)
Net change in unrealized appreciation (depreciation) from affiliated investments		6,709,956	1,891,914	7,016,993	1,771,276	9,024,826	2,049,330

Net increase from operations		8,115,173	2,051,961	8,366,999	1,908,769	10,573,117	2,108,678

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(5,768)	(1,018)	(6,641)	(1,158)	(12,705)	(919)
	Institutional Class	(1,056,701)	(58,364)	(1,099,015)	(60,081)	(1,220,880)	(63,350)
	Premier Class	(259,383)	(1,081)	(151,439)	(1,222)	(213,935)	(984)
From realized gains:	Retirement Class	(98)	—	(82)	—	(171)	—
	Institutional Class	(16,991)	—	(12,952)	—	(15,767)	—
	Premier Class	(4,266)	—	(1,824)	—	(2,822)	—

Total distributions		(1,343,207)	(60,463)	(1,271,953)	(62,461)	(1,466,280)	(65,253)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	1,715,294	32,462	625,767	52,596	1,065,785	179,463
	Institutional Class	23,698,676	47,324,288	23,055,212	46,351,206	21,718,428	52,485,244
	Premier Class	16,341,497	1,558,945	8,157,212	1,369,921	12,760,609	810,595
Reinvestments of distributions:	Retirement Class	5,866	1,017	6,723	1,158	12,876	919
	Institutional Class	1,073,692	58,364	1,111,967	60,080	1,236,647	63,350
	Premier Class	263,649	1,081	153,264	1,222	216,757	983
Redemptions:	Retirement Class	(10,030)	(1,113)	(65,491)	(2,162)	(33,914)	(5,331)
	Institutional Class	(2,814,375)	(1,070,393)	(2,091,228)	(463,595)	(737,378)	(1,083,125)
	Premier Class	(1,090,640)	(3,225)	(471,876)	(20)	(571,065)	(1,170)

Net increase (decrease) from shareholder transactions		39,183,629	47,901,426	30,481,550	47,370,406	35,668,745	52,450,928

Net increase (decrease) in net assets		45,955,595	49,892,924	37,576,596	49,216,714	44,775,582	54,494,353

NET ASSETS
Beginning of period		53,892,910	3,999,986	53,216,700	3,999,986	58,494,339	3,999,986

End of period		$99,848,505	$53,892,910	$90,793,296	$53,216,700	$103,269,921	$58,494,339

Undistributed net investment income (loss) included in net assets		$186,013	$168,315	$121,461	$119,026	$86,395	$92,431

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	147,491	3,113	53,349	5,073	91,466	17,462
	Institutional Class	2,095,782	4,516,336	2,026,004	4,412,675	1,891,466	4,993,686
	Premier Class	1,494,375	146,103	745,803	128,507	1,164,513	76,039
Shares reinvested:	Retirement Class	524	100	596	113	1,131	90
	Institutional Class	95,694	5,716	98,404	5,885	108,478	6,187
	Premier Class	23,540	106	13,575	120	19,030	96
Shares redeemed:	Retirement Class	(864)	(109)	(5,614)	(212)	(2,940)	(525)
	Institutional Class	(249,013)	(101,719)	(180,200)	(44,148)	(63,423)	(104,359)
	Premier Class	(94,986)	(297)	(41,172)	(2)	(50,584)	(109)

Net increase (decrease) from shareholder transactions		3,512,543	4,569,349	2,710,745	4,508,011	3,159,137	4,988,567

38	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	39

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE INDEX FUNDS ■ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund

		March 31, 2011	September 30, 2010	March 31, 2011	September 30, 2010	March 31, 2011	September 30, 2010

		(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS
Net investment income (loss)		$1,353,970	$108,750	$1,824,594	$132,626	$429,248	$82,939
Net realized gain (loss) from affiliated investments		107,006	(43,383)	178,805	(61,250)	32,875	(15,891)
Net change in unrealized appreciation (depreciation) from affiliated investments		9,214,912	2,012,305	12,594,450	3,133,415	2,985,708	723,982

Net increase from operations		10,675,888	2,077,672	14,597,849	3,204,791	3,447,831	791,030

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(11,939)	(1,046)	(9,880)	(511)	(6,515)	(2,305)
	Institutional Class	(1,241,075)	(64,579)	(1,681,104)	(66,781)	(376,305)	(61,351)
	Premier Class	(106,763)	(1,110)	(157,036)	(575)	(54,051)	(2,370)
From realized gains:	Retirement Class	(94)	—	(100)	—	(82)	—
	Institutional Class	(9,415)	—	(16,352)	—	(4,565)	—
	Premier Class	(827)	—	(1,559)	—	(669)	—

Total distributions		(1,370,113)	(66,735)	(1,866,031)	(67,867)	(442,187)	(66,026)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	835,535	129,980	966,605	121,564	140,728	54,783
	Institutional Class	21,634,208	51,457,873	21,774,885	73,388,721	6,064,709	13,247,644
	Premier Class	5,341,776	1,045,852	7,762,550	1,491,364	3,003,635	133,385
Reinvestments of distributions:	Retirement Class	12,033	1,046	9,980	511	6,597	2,305
	Institutional Class	1,250,490	64,579	1,697,456	66,781	380,870	61,351
	Premier Class	107,590	1,110	158,596	575	54,721	2,370
Redemptions:	Retirement Class	(44,373)	(4,603)	(6,644)	(4,290)	(6,785)	(3,530)
	Institutional Class	(2,090,750)	(536,553)	(1,047,690)	(893,887)	(189,388)	(196,091)
	Premier Class	(217,790)	(29)	(340,222)	(10)	(42,298)	(10)

Net increase (decrease) from shareholder transactions		26,828,719	52,159,255	30,975,516	74,171,329	9,412,789	13,302,207

Net increase (decrease) in net assets		36,134,494	54,170,192	43,707,334	77,308,253	12,418,433	14,027,211

NET ASSETS
Beginning of period		58,170,178	3,999,986	81,308,239	3,999,986	18,027,197	3,999,986

End of period		$94,304,672	$58,170,178	$125,015,573	$81,308,239	$30,445,630	$18,027,197

Undistributed net investment income (loss) included in net assets		$36,304	$42,110	$41,427	$64,853	$9,384	$17,007

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	71,125	12,652	81,044	11,806	12,079	5,347
	Institutional Class	1,873,857	4,899,242	1,887,055	7,010,897	528,246	1,266,083
	Premier Class	485,924	98,291	706,675	139,891	273,549	12,594
Shares reinvested:	Retirement Class	1,051	102	869	50	579	226
	Institutional Class	109,023	6,301	147,605	6,502	33,380	6,015
	Premier Class	9,388	108	13,815	56	4,800	232
Shares redeemed:	Retirement Class	(3,733)	(451)	(568)	(419)	(580)	(351)
	Institutional Class	(176,005)	(51,707)	(89,629)	(85,470)	(16,579)	(18,614)
	Premier Class	(18,883)	(3)	(29,648)	(1)	(3,654)	(1)

Net increase (decrease) from shareholder transactions		2,351,747	4,964,535	2,717,218	7,083,312	831,820	1,271,531

40	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	41

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS ■ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index 2050 Fund

		March 31, 2011	September 30, 2010

		(Unaudited)
OPERATIONS
Net investment income (loss)		$280,561	$78,549
Net realized gain (loss) from affiliated investments		21,883	(17,202)
Net change in unrealized appreciation (depreciation) from affiliated investments		1,988,104	606,572

Net increase from operations		2,290,548	667,919

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(5,131)	(2,534)
	Institutional Class	(252,718)	(60,836)
	Premier Class	(28,847)	(2,599)
From realized gains:	Retirement Class	(87)	—
	Institutional Class	(4,099)	—
	Premier Class	(478)	—

Total distributions		(291,360)	(65,969)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	45,621	14,715
	Institutional Class	4,644,886	7,659,905
	Premier Class	1,437,382	54,592
Reinvestments of distributions:	Retirement Class	5,218	2,534
	Institutional Class	256,818	60,836
	Premier Class	29,325	2,599
Redemptions:	Retirement Class	(3,260)	(1,428)
	Institutional Class	(57,267)	(243,006)
	Premier Class	(48,318)	(10)

Net increase (decrease) from shareholder transactions		6,310,405	7,550,737

Net increase (decrease) in net assets		8,309,593	8,152,687

NET ASSETS
Beginning of period		12,152,673	3,999,986

End of period		$20,462,266	$12,152,673

Undistributed net investment income (loss) included in net assets		$6,538	$12,674

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	3,862	1,437
	Institutional Class	404,781	737,505
	Premier Class	131,211	5,158
Shares reinvested:	Retirement Class	458	249
	Institutional Class	22,508	5,970
	Premier Class	2,575	255
Shares redeemed:	Retirement Class	(276)	(142)
	Institutional Class	(4,993)	(23,296)
	Premier Class	(4,160)	(1)

Net increase (decrease) from shareholder transactions		555,966	727,135

42	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

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TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	43

FINANCIAL HIGHLIGHTS

LIFECYCLE INDEX RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	3/31/11		9/30/10	9/30/09*		3/31/11		9/30/10	9/30/09*

	(Unaudited)					(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.65		$10.00	$10.00		$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.14		0.22	—	(d)	0.16		0.22	—	(d)
Net realized and unrealized gain (loss) on total investments	0.48		0.63	—		0.48		0.65	—

Total gain (loss) from investment operations	0.62		0.85	—	(d)	0.64		0.87	—	(d)

Less distributions from:
Net investment income	(0.14)		(0.20)	—		(0.16)		(0.22)	—
Net realized gains	(0.04)		—	—		(0.04)		—	—

Total distributions	(0.18)		(0.20)	—		(0.20)		(0.22)	—

Net asset value, end of period	$11.09		$10.65	$10.00		$11.09		$10.65	$10.00

TOTAL RETURN	5.86	%(b)	8.56%	0.00	%(b)	5.98	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$316		$274	$250		$6,988		$5,690	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.11	%(c)	2.07%	875.82	%(c)	0.69	%(c)	1.74%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.32	%(c)	0.33%	0.35	%(c)	0.07	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	2.64	%(c)	2.13%	(0.35	)%(c)	2.97	%(c)	2.19%	(0.10	)%(c)
Portfolio turnover	10	%(b)	39%	—	%(b)	10	%(b)	39%	—	%(b)

44	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09*

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.15		0.23	—	(d)
Net realized and unrealized gain (loss) on total investments	0.48		0.63	—

Total gain (loss) from investment operations	0.63		0.86	—	(d)

Less distributions from:
Net investment income	(0.15)		(0.21)	—
Net realized gains	(0.04)		—	—

Total distributions	(0.19)		(0.21)	—

Net asset value, end of period	$11.09		$10.65	$10.00

TOTAL RETURN	5.91	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,758		$272	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.85	%(c)	1.91%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.22	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.76	%(c)	2.24%	(0.25	)%(c)
Portfolio turnover	10	%(b)	39%	—	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
(a)	Per share information is calculated based on average number of shares outstanding.
(b)	The percentages for the period of less than one year are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.12% for the period ended March 31, 2011 and 0.13% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	45

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	3/31/11		9/30/10	9/30/09*		3/31/11		9/30/10	9/30/09*

	(Unaudited)					(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.82		$10.00	$10.00		$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.15		0.21	—	(d)	0.18		0.17	—	(d)
Net realized and unrealized gain (loss) on total investments	0.65		0.65	—		0.64		0.72	—

Total gain (loss) from investment operations	0.80		0.86	—	(d)	0.82		0.89	—	(d)

Less distributions from:
Net investment income	(0.16)		(0.04)	—		(0.17)		(0.05)	—
Net realized gains	(0.01)		—	—		(0.01)		—	—

Total distributions	(0.17)		(0.04)	—		(0.18)		(0.05)	—

Net asset value, end of period	$11.45		$10.82	$10.00		$11.48		$10.84	$10.00

TOTAL RETURN	7.44	%(b)	8.67%	0.00	%(b)	7.61	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$577		$300	$250		$45,482		$30,599	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.65	%(c)	1.22%	875.82	%(c)	0.27	%(c)	0.80%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.32	%(c)	0.33%	0.35	%(c)	0.07	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	2.66	%(c)	2.01%	(0.35	)%(c)	3.26	%(c)	1.65%	(0.10	)%(c)
Portfolio turnover	36	%(b)	43%	—	%(b)	36	%(b)	43%	—	%(b)

46	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09*

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.16		0.22	—	(d)
Net realized and unrealized gain (loss) on total investments	0.66		0.66	—

Total gain (loss) from investment operations	0.82		0.88	—	(d)

Less distributions from:
Net investment income	(0.17)		(0.05)	—
Net realized gains	(0.01)		—	—

Total distributions	(0.18)		(0.05)	—

Net asset value, end of period	$11.47		$10.83	$10.00

TOTAL RETURN	7.58	%(b)	8.79%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$7,193		$753	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43	%(c)	1.04%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.22	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.89	%(c)	2.08%	(0.25	)%(c)
Portfolio turnover	36	%(b)	43%	—	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
(a)	Per share information is calculated based on average number of shares outstanding.
(b)	The percentages for the period of less than one year are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.11% for the period ended March 31, 2011 and 0.12% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	47

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	3/31/11		9/30/10	9/30/09*		3/31/11		9/30/10	9/30/09*

	(Unaudited)					(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.83		$10.00	$10.00		$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.12		0.20	—	(d)	0.18		0.14	—	(d)
Net realized and unrealized gain (loss) on total investments	0.82		0.67	—		0.77		0.75	—

Total gain (loss) from investment operations	0.94		0.87	—	(d)	0.95		0.89	—	(d)

Less distributions from:
Net investment income	(0.17)		(0.04)	—		(0.17)		(0.04)	—

Total distributions	(0.17)		(0.04)	—		(0.17)		(0.04)	—

Net asset value, end of period	$11.60		$10.83	$10.00		$11.63		$10.85	$10.00

TOTAL RETURN	8.74	%(b)	8.69%	0.00	%(b)	8.90	%(b)	8.96%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,616		$327	$250		$70,273		$43,294	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.57	%(c)	1.07%	875.82	%(c)	0.24	%(c)	0.64%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33	%(c)	0.33%	0.35	%(c)	0.07	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	2.09	%(c)	1.89%	(0.35	)%(c)	3.14	%(c)	1.38%	(0.10	)%(c)
Portfolio turnover	12	%(b)	23%	—	%(b)	12	%(b)	23%	—	%(b)

48	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09*

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.20	—	(d)
Net realized and unrealized gain (loss) on total investments	0.78		0.67	—

Total gain (loss) from investment operations	0.95		0.87	—	(d)

Less distributions from:
Net investment income	(0.17)		(0.04)	—

Total distributions	(0.17)		(0.04)	—

Net asset value, end of period	$11.61		$10.83	$10.00

TOTAL RETURN	8.88	%(b)	8.72%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$8,570		$758	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.40	%(c)	0.90%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.22	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.05	%(c)	1.97%	(0.25	)%(c)
Portfolio turnover	12	%(b)	23%	—	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
(a)	Per share information is calculated based on average number of shares outstanding.
(b)	The percentages for the period of less than one year are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.11% for the period ended March 31, 2011 and September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	49

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	3/31/11		9/30/10	9/30/09*		3/31/11		9/30/10	9/30/09*

	(Unaudited)					(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.83		$10.00	$10.00		$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.10		0.19	—	(d)	0.18		0.12	—	(d)
Net realized and unrealized gain (loss) on total investments	0.99		0.68	—		0.93		0.78	—

Total gain (loss) from investment operations	1.09		0.87	—	(d)	1.11		0.90	—	(d)

Less distributions from:
Net investment income	(0.17)		(0.04)	—		(0.18)		(0.05)	—

Total distributions	(0.17)		(0.04)	—		(0.18)		(0.05)	—

Net asset value, end of period	$11.75		$10.83	$10.00		$11.78		$10.85	$10.00

TOTAL RETURN	10.14	%(b)	8.73%	0.00	%(b)	10.30	%(b)	9.00%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$2,059		$304	$250		$79,057		$51,737	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.56	%(c)	1.06%	875.82	%(c)	0.23	%(c)	0.62%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33	%(c)	0.33%	0.35	%(c)	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.81	(c)	1.80%	(0.35	)%(c)	3.17	%(c)	1.16%	(0.10	)%(c)
Portfolio turnover	8	%(b)	22%	—	%(b)	8	%(b)	22%	—	%(b)

50	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09*

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.18	—	(d)
Net realized and unrealized gain (loss) on total investments	0.92		0.69	—

Total gain (loss) from investment operations	1.09		0.87	—	(d)

Less distributions from:
Net investment income	(0.17)		(0.04)	—

Total distributions	(0.17)		(0.04)	—

Net asset value, end of period	$11.75		$10.83	$10.00

TOTAL RETURN	10.19	%(b)	8.76%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$18,733		$1,851	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.38	%(c)	0.85%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.03	%(c)	1.72%	(0.25	)%(c)
Portfolio turnover	8	%(b)	22%	—	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
(a)	Per share information is calculated based on average number of shares outstanding.
(b)	The percentages for the period of less than one year are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.10% for the period ended March 31, 2011 and September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	51

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	3/31/11		9/30/10	9/30/09*		3/31/11		9/30/10	9/30/09*

	(Unaudited)					(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.82		$10.00	$10.00		$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.14		0.18	—	(d)	0.19		0.10	—	(d)
Net realized and unrealized gain (loss) on total investments	1.11		0.69	—		1.07		0.79	—

Total gain (loss) from investment operations	1.25		0.87	—	(d)	1.26		0.89	—	(d)

Less distributions from:
Net investment income	(0.18)		(0.05)	—		(0.18)		(0.05)	—

Total distributions	(0.18)		(0.05)	—		(0.18)		(0.05)	—

Net asset value, end of period	$11.89		$10.82	$10.00		$11.92		$10.84	$10.00

TOTAL RETURN	11.62	%(b)	8.69%	0.00	%(b)	11.78	%(b)	8.96%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$931		$324	$250		$79,485		$51,228	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.58	%(c)	1.10%	875.82	%(c)	0.23	%(c)	0.65%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33	%(c)	0.33%	0.35	%(c)	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	2.48	%(c)	1.69%	(0.35	)%(c)	3.26	%(c)	0.97%	(0.10	)%(c)
Portfolio turnover	7	%(b)	16%	—	%(b)	7	%(b)	16%	—	%(b)

52	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09*

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.17	—	(d)
Net realized and unrealized gain (loss) on total investments	1.07		0.71	—

Total gain (loss) from investment operations	1.25		0.88	—	(d)

Less distributions from:
Net investment income	(0.18)		(0.05)	—

Total distributions	(0.18)		(0.05)	—

Net asset value, end of period	$11.90		$10.83	$10.00

TOTAL RETURN	11.65	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$10,377		$1,664	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.39	%(c)	0.89%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.11	%(c)	1.61%	(0.25	)%(c)
Portfolio turnover	7	%(b)	16%	—	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
(a)	Per share information is calculated based on average number of shares outstanding.
(b)	The percentages for the period of less than one year are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.10% for the period ended March 31, 2011 and September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	53

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	3/31/11		9/30/10	9/30/09*		3/31/11		9/30/10	9/30/09*

	(Unaudited)					(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.83		$10.00	$10.00		$10.86		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.15		0.15	—	(d)	0.19		0.07	—	(d)
Net realized and unrealized gain (loss) on total investments	1.25		0.72	—		1.23		0.83	—

Total gain (loss) from investment operations	1.40		0.87	—	(d)	1.42		0.90	—	(d)

Less distributions from:
Net investment income	(0.18)		(0.04)	—		(0.19)		(0.04)	—

Total distributions	(0.18)		(0.04)	—		(0.19)		(0.04)	—

Net asset value, end of period	$12.05		$10.83	$10.00		$12.09		$10.86	$10.00

TOTAL RETURN	13.08	%(b)	8.69%	0.00	%(b)	13.21	%(b)	9.06%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,587		$455	$250		$86,797		$56,944	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.55	%(c)	1.01%	875.82	%(c)	0.22	%(c)	0.59%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33	%(c)	0.33%	0.35	%(c)	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	2.52	%(c)	1.47%	(0.35	)%(c)	3.29	%(c)	0.71%	(0.10	)%(c)
Portfolio turnover	6	%(b)	16%	—	%(b)	6	%(b)	16%	—	%(b)

54	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09*

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.16	—	(d)
Net realized and unrealized gain (loss) on total investments	1.23		0.72	—

Total gain (loss) from investment operations	1.41		0.88	—	(d)

Less distributions from:
Net investment income	(0.19)		(0.04)	—

Total distributions	(0.19)		(0.04)	—

Net asset value, end of period	$12.06		$10.84	$10.00

TOTAL RETURN	13.10	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$14,886		$1,095	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.37	%(c)	0.83%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.13	%(c)	1.56%	(0.25	)%(c)
Portfolio turnover	6	%(b)	16%	—	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
(a)	Per share information is calculated based on average number of shares outstanding.
(b)	The percentages for the period of less than one year are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.09% for the period ended March 31, 2011 and September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	55

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	3/31/11		9/30/10	9/30/09*		3/31/11		9/30/10	9/30/09*

	(Unaudited)					(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.82		$10.00	$10.00		$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.15		0.15	—	(d)	0.20		0.05	—	(d)
Net realized and unrealized gain (loss) on total investments	1.41		0.71	—		1.38		0.84	—

Total gain (loss) from investment operations	1.56		0.86	—	(d)	1.58		0.89	—	(d)

Less distributions from:
Net investment income	(0.19)		(0.04)	—		(0.20)		(0.05)	—

Total distributions	(0.19)		(0.04)	—		(0.20)		(0.05)	—

Net asset value, end of period	$12.19		$10.82	$10.00		$12.22		$10.84	$10.00

TOTAL RETURN	14.54	%(b)	8.64%	0.00	%(b)	14.68	%(b)	8.91%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,289		$404	$250		$85,698		$56,430	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.57	%(c)	1.04%	875.82	%(c)	0.23	%(c)	0.61%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33	%(c)	0.33%	0.35	%(c)	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	2.62	%(c)	1.41%	(0.35	)%(c)	3.38	%(c)	0.52%	(0.10	)%(c)
Portfolio turnover	7	%(b)	10%	—	%(b)	7	%(b)	10%	—	%(b)

56	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09*

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.14	—	(d)
Net realized and unrealized gain (loss) on total investments	1.37		0.73	—

Total gain (loss) from investment operations	1.56		0.87	—	(d)

Less distributions from:
Net investment income	(0.19)		(0.04)	—

Total distributions	(0.19)		(0.04)	—

Net asset value, end of period	$12.20		$10.83	$10.00

TOTAL RETURN	14.56	%(b)	8.77%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$7,318		$1,336	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.38	%(c)	0.85%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.19	%(c)	1.40%	(0.25	)%(c)
Portfolio turnover	7	%(b)	10%	—	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
(a)	Per share information is calculated based on average number of shares outstanding.
(b)	The percentages for the period of less than one year are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.09% for the period ended March 31, 2011 and September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	57

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	3/31/11		9/30/10	9/30/09*		3/31/11		9/30/10	9/30/09*

	(Unaudited)					(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.84		$10.00	$10.00		$10.87		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.14		0.15	—	(d)	0.20		0.04	—	(d)
Net realized and unrealized gain (loss) on total investments	1.44		0.71	—		1.39		0.86	—

Total gain (loss) from investment operations	1.58		0.86	—	(d)	1.59		0.90	—	(d)

Less distributions from:
Net investment income	(0.19)		(0.02)	—		(0.20)		(0.03)	—

Total distributions	(0.19)		(0.02)	—		(0.20)		(0.03)	—

Net asset value, end of period	$12.23		$10.84	$10.00		$12.26		$10.87	$10.00

TOTAL RETURN	14.72	%(b)	8.62%	0.00	%(b)	14.75	%(b)	8.98%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,440		$395	$250		$113,107		$79,123	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.54	%(c)	0.88%	875.82	%(c)	0.21	%(c)	0.47%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33	%(c)	0.33%	0.35	%(c)	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	2.44	%(c)	1.41%	(0.35	)%(c)	3.37	%(c)	0.42%	(0.10	)%(c)
Portfolio turnover	6	%(b)	11%	—	%(b)	6	%(b)	11%	—	%(b)

58	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09*

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.14	—	(d)
Net realized and unrealized gain (loss) on total investments	1.38		0.73	—

Total gain (loss) from investment operations	1.57		0.87	—	(d)

Less distributions from:
Net investment income	(0.19)		(0.02)	—

Total distributions	(0.19)		(0.02)	—

Net asset value, end of period	$12.23		$10.85	$10.00

TOTAL RETURN	$14.65	%(b)	8.74%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$10,468		$1,790	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.36	%(c)	0.69%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.22	%(c)	1.32%	(0.25	)%(c)
Portfolio turnover	6	%(b)	11%	—	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
(a)	Per share information is calculated based on average number of shares outstanding.
(b)	The percentages for the period of less than one year are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.09% for the period ended March 31, 2011 and September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	59

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	3/31/11		9/30/10	9/30/09*		3/31/11		9/30/10	9/30/09*

	(Unaudited)					(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.77		$10.00	$10.00		$10.79		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.15	—	(d)	0.19		0.09	—	(d)
Net realized and unrealized gain (loss) on total investments	1.39		0.71	—		1.38		0.80	—

Total gain (loss) from investment operations	1.56		0.86	—	(d)	1.57		0.89	—	(d)

Less distributions from:
Net investment income	(0.19)		(0.09)	—		(0.20)		(0.10)	—

Total distributions	(0.19)		(0.09)	—		(0.20)		(0.10)	—

Net asset value, end of period	$12.14		$10.77	$10.00		$12.16		$10.79	$10.00

TOTAL RETURN	14.62	%(b)	8.67%	0.00	%(b)	14.67	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$513		$325	$250		$26,135		$17,294	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.71	%(c)	1.53%	875.82	%(c)	0.34	%(c)	1.15%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33	%(c)	0.33%	0.35	%(c)	0.08	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	2.94	%(c)	1.46%	(0.35	)%(c)	3.36	%(c)	0.90%	(0.10	)%(c)
Portfolio turnover	6	%(b)	10%	—	%(b)	6	%(b)	10%	—	%(b)

60	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09*

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.78		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18		0.16	—	(d)
Net realized and unrealized gain (loss) on total investments	1.38		0.71	—

Total gain (loss) from investment operations	1.56		0.87	—	(d)

Less distributions from:
Net investment income	(0.19)		(0.09)	—

Total distributions	(0.19)		(0.09)	—

Net asset value, end of period	$12.15		$10.78	$10.00

TOTAL RETURN	14.65	%(b)	8.80%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$3,797		$408	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.50	%(c)	1.37%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.19	%(c)	1.57%	(0.25	)%(c)
Portfolio turnover	6	%(b)	10%	—	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
(a)	Per share information is calculated based on average number of shares outstanding.
(b)	The percentages for the period of less than one year are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.09% for the period ended March 31, 2011 and September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	61

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class					Institutional Class

	3/31/11		9/30/10	9/30/09*		3/31/11		9/30/10	9/30/09*

	(Unaudited)					(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.76		$10.00	$10.00		$10.78		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17		0.15	—	(d)	0.19		0.11	—	(d)
Net realized and unrealized gain (loss) on total investments	1.39		0.71	—		1.39		0.78	—

Total gain (loss) from investment operations	1.56		0.86	—	(d)	1.58		0.89	—	(d)

Less distributions from:
Net investment income	(0.19)		(0.10)	—		(0.20)		(0.11)	—

Total distributions	(0.19)		(0.10)	—		(0.20)		(0.11)	—

Net asset value, end of period	$12.13		$10.76	$10.00		$12.16		$10.78	$10.00

TOTAL RETURN	14.65	%(b)	8.67%	0.00	%(b)	14.80	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$371		$286	$250		$18,149		$11,539	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.84	%(c)	1.80%	875.82	%(c)	0.41	%(c)	1.46%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33	%(c)	0.33%	0.35	%(c)	0.08	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	3.03	%(c)	1.49%	(0.35	)%(c)	3.26	%(c)	1.10%	(0.10	)%(c)
Portfolio turnover	5	%(b)	11%	—	%(b)	5	%(b)	11%	—	%(b)

62	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

LIFECYCLE INDEX 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	3/31/11		9/30/10	9/30/09*

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.77		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19		0.16	—	(d)
Net realized and unrealized gain (loss) on total investments	1.38		0.71	—

Total gain (loss) from investment operations	1.57		0.87	—	(d)

Less distributions from:
Net investment income	(0.20)		(0.10)	—

Total distributions	(0.20)		(0.10)	—

Net asset value, end of period	$12.14		$10.77	$10.00

TOTAL RETURN	14.68	%(b)	8.80%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,943		$328	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.58	%(c)	1.65%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	3.21	%(c)	1.59%	(0.25	)%(c)
Portfolio turnover	5	%(b)	11%	—	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
(a)	Per share information is calculated based on average number of shares outstanding.
(b)	The percentages for the period of less than one year are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.09% for the period ended March 31, 2011 and September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	63

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF LIFECYCLE INDEX FUNDS

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (the “Funds,” each individually referred to as a “Fund”) are a sub-family of ten funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. Each Lifecycle Index Fund commenced operations on September 30, 2009.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

64	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees, and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009-2010) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the Board of Trustees (“Trustees”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the Trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	65

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. As of March 31, 2011, there were no significant transfers between levels by the Funds.

As of March 31, 2011, all of the investments in the Lifecycle Index Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of a Fund’s average daily net assets for the management of a Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.04% for the Retirement Income Fund; 0.03% for the 2010 Fund; 0.02% for the 2015 Fund; 0.01% for the 2020 Fund; and 0.01% for the 2025 Fund. These waivers will remain in effect through September 30, 2012. However, this agreement may be terminated before this date with the approval of the Trustees.

Prior to February 1, 2011, Advisors had contractually agreed to waive a portion of each Fund’s management fees equal to, on an annual basis, 0.03% of the Funds average daily net assets.

Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

The Retirement Class and Premier Class of the Funds have adopted a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional

66	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. TPIS has agreed not to seek any payment from the Retirement Class shares under the distribution Rule 12b-1 plan through September 30, 2012. However, this agreement may be terminated before this date with the approval of the Trustees.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of fund expenses are disclosed as part of due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding aquired fund fees and extraordinary expenses) exceed 0.35% of average daily net assets for the Retirement Class shares; 0.25% of the average daily net assets for the Premier Class shares; and 0.10% of average daily net assets for the Institutional Class shares of the Funds. The expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with the approval of the Trustees.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in the Fund. The following is the percentage of the Funds’ shares owned by affiliates as of March 31, 2011:

Fund	TIAA

Lifecycle Index Retirement Income	51%
Lifecycle Index 2010	9%
Lifecycle Index 2015	6%
Lifecycle Index 2020	5%
Lifecycle Index 2025	5%
Lifecycle Index 2030	5%
Lifecycle Index 2035	5%
Lifecycle Index 2040	4%
Lifecycle Index 2045	16%
Lifecycle Index 2050	24%

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	67

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 4—investments

At March 31, 2011, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Lifecycle Index Retirement Income	$8,410,667	$655,885	$—	$655,885
Lifecycle Index 2010	49,631,320	3,617,425	(40,550)	3,576,875
Lifecycle Index 2015	74,245,596	6,205,115	(97,888)	6,107,227
Lifecycle Index 2020	91,217,044	8,644,246	(171,867)	8,472,379
Lifecycle Index 2025	81,926,818	8,813,316	(104,895)	8,708,421
Lifecycle Index 2030	92,180,592	11,031,218	(84,898)	10,946,320
Lifecycle Index 2035	83,008,981	11,194,333	(37,433)	11,156,900
Lifecycle Index 2040	109,079,848	15,678,057	(35,209)	15,642,848
Lifecycle Index 2045	26,657,485	3,689,310	(2,170)	3,687,140
Lifecycle Index 2050	17,842,570	2,570,426	(104)	2,570,322

Purchases and sales of securities, excluding short-term instruments, for the Funds, for the period ended March 31, 2011 were as follows:

Fund	Purchases	Sales

Lifecycle Index Retirement Income	$3,264,312	$805,893
Lifecycle Index 2010	35,995,418	17,032,401
Lifecycle Index 2015	39,721,428	8,342,047
Lifecycle Index 2020	46,182,760	6,911,852
Lifecycle Index 2025	35,802,627	5,335,105
Lifecycle Index 2030	40,764,361	4,966,100
Lifecycle Index 2035	32,614,967	5,751,308
Lifecycle Index 2040	37,127,544	6,214,040
Lifecycle Index 2045	10,817,317	1,431,252
Lifecycle Index 2050	7,169,368	876,907

68	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended September 30, 2010 was as follows:

	2010

Fund	Ordinary Income	Long-Term Capital Gains	Total

Lifecycle Index Retirement Income	$121,285	$—	$121,285
Lifecycle Index 2010	54,637	—	54,637
Lifecycle Index 2015	58,393	—	58,393
Lifecycle Index 2020	60,463	—	60,463
Lifecycle Index 2025	62,461	—	62,461
Lifecycle Index 2030	65,253	—	65,253
Lifecycle Index 2035	66,735	—	66,735
Lifecycle Index 2040	67,867	—	67,867
Lifecycle Index 2045	66,026	—	66,026
Lifecycle Index 2050	65,969	—	65,969

The tax character of the fiscal year 2011 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended March 31, 2011, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	69

NOTES TO FINANCIAL STATEMENTS	concluded

Note 8—change in fiscal year end

On July 20, 2010, the Trustees approved a change of the Funds’ fiscal year end from September 30 to May 31.

70	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT FOR THE TIAA-CREF LIFECYCLE INDEX FUNDS OF THE TIAA-CREF FUNDS

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each Fund covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on March 31, 2011, at which it considered the annual renewal of the Agreement with respect to each Fund using its previously established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with management and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then helped to evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2011 Board meetings, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to management and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding the Institutional Class of each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	71

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

long-term investment performance and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not management) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients. In considering Lipper’s data, the Board noted that the data on similar funds was based on historical information and had not been adjusted to reflect market volatility that affected the asset levels of many mutual funds during the period covered by that data due to the financial markets’ downturn and subsequent recovery.

Among other matters, the Operations Committee also requested and reviewed various sources of information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by TAI.

In advance of the Board meeting held on March 31, 2011, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its Lipper peer group over a three-year period, together with an explanation of any events that had a material impact on performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans,

72	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund.

At its meeting on March 31, 2011, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are the general factors the Board considered for all of the Funds followed by a summary of certain specific factors the Board considered for each particular Fund.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	73

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; selecting underlying funds and allocating the Funds’ assets among the underlying funds, active daily monitoring of the Funds’ investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was within an acceptable range when compared with the Fund’s benchmark and/or its peer group of mutual funds.

In addition, the Board considered the nature and quality of non-portfolio management services provided or to be provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund, as applicable, over the one-year and since inception periods. The Board considered each Fund’s performance as compared to its peer group and benchmark index. The performance of most Funds generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, ranked in the top three performance quintiles versus their peer universes of mutual funds. (For additional detail regarding the performance of each Fund, see the Fund-by-Fund synopsis below.) Thus, the Board concluded that the investment performance of each Fund was within an acceptable range.

74	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI’s services to the Funds for the calendar year 2010. In this connection, the Board considered profit calculations both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board considered that TAI does not earn a direct profit on any of the Funds, which is primarily due to a partial waiver of some of the Funds’ management fees and a reimbursement of each Fund’s other expenses except service and 12b-1 fees. The Board also considered that TAI may have indirect earnings with respect to the Funds based on the Funds’ investment in affiliated underlying funds also managed by TAI. The Board concluded that TAI’s direct and indirect profits were not excessive in light of various relevant factors. The Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board also acknowledged certain permanent and temporary waivers of management fees and reimbursements of expenses above specified amounts of TIAA-CREF Funds used as underlying investments for the Funds which would reduce the Funds’ expenses. During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were reasonable. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. In this regard, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data was derived. Based on all factors considered, the Board concluded that the fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI has experienced or would experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses with respect to its services provided to the Funds during 2010 and TAI had partially

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	75

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

waived its fees on some Funds and reimbursed the Funds for all of their expenses other than Retirement Class service fees and 12b-1 fees. Thus, the Board determined that the Funds’ fee schedules are reasonable in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provides funds-of-funds management services to the Lifecycle Funds, with an annual management fee of 0.10% of average daily net assets that is currently being entirely waived by TAI, and the Managed Allocation Fund, which has no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing to waive fees and make expense reimbursements to both the Funds and certain of the underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs.

FUND-BY-FUND FACTORS

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because each of the Funds’ classes generally has different nonadvisory expenses, the expense and performance information for the Funds’ other classes will differ from the expense and performance information shown below. All time periods referenced below end as of December 31, 2010. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2010 under the Agreement.

76	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

LIFECYCLE INDEX RETIREMENT INCOME FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Expense Universe”).
•	For the one-year period, the Fund was in the 3rd quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”).
•	The Fund has not been operational for a sufficient time to have received an Overall Morningstar Rating.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

LIFECYCLE INDEX 2010 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s Expense Universe was too small to provide a meaningful comparison because so few competing indexed target date funds are currently offered.
•	For the one-year period, the Fund was in the 3rd quintile of its Performance Universe.
•	The Fund has not been operational for a sufficient time to have received an Overall Morningstar Rating.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

LIFECYCLE INDEX 2015 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s Expense Group and Expense Universe were too small to provide a meaningful comparison because so few competing indexed target date funds are currently offered.
•	For the one-year period, the Fund was in the 3rd quintile of its Performance Universe.
•	The Fund has not been operational for a sufficient time to have received an Overall Morningstar Rating.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	77

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

LIFECYCLE INDEX 2020 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s Expense Group and Expense Universe were too small to provide a meaningful comparison because so few competing indexed target date funds are currently offered.
•	For the one-year period, the Fund was in the 3rd quintile of its Performance Universe.
•	The Fund has not been operational for a sufficient time to have received an Overall Morningstar Rating.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

LIFECYCLE INDEX 2025 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s Expense Group and Expense Universe were too small to provide a meaningful comparison because so few competing indexed target date funds are currently offered.
•	For the one-year period, the Fund was in the 4th quintile of its Performance Universe.
•	The Fund has not been operational for a sufficient time to have received an Overall Morningstar Rating.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

LIFECYCLE INDEX 2030 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s Expense Group and Expense Universe were too small to provide a meaningful comparison because so few competing indexed target date funds are currently offered.
•	For the one-year period, the Fund was in the 4th quintile of its Performance Universe.
•	The Fund has not been operational for a sufficient time to have received an Overall Morningstar Rating.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

78	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

LIFECYCLE INDEX 2035 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s Expense Group and Expense Universe were too small to provide a meaningful comparison because so few competing indexed target date funds are currently offered.
•	For the one-year period, the Fund was in the 4th quintile of its Performance Universe.
•	The Fund has not been operational for a sufficient time to have received an Overall Morningstar Rating.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

LIFECYCLE INDEX 2040 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s Expense Group and Expense Universe were too small to provide a meaningful comparison because so few competing indexed target date funds are currently offered.
•	For the one-year period, the Fund was in the 4th quintile of its Performance Universe.
•	The Fund has not been operational for a sufficient time to have received an Overall Morningstar Rating.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

LIFECYCLE INDEX 2045 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s Expense Group and Expense Universe were too small to provide a meaningful comparison because so few competing indexed target date funds are currently offered.
•	For the one-year period, the Fund was in the 4th quintile of its Performance Universe.
•	The Fund has not been operational for a sufficient time to have received an Overall Morningstar Rating.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

TIAA-CREF Lifecycle Index Funds ▪ 2011 Semiannual Report	79

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)	concluded

LIFECYCLE INDEX 2050 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s Expense Group and Expense Universe were too small to provide a meaningful comparison because so few competing indexed target date funds are currently offered.
•	For the one-year period, the Fund was in the 4th quintile of its Performance Universe.
•	The Fund has not been operational for a sufficient time to have received an Overall Morningstar Rating.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Lifecycle Fund.

80	2011 Semiannual Report ▪ TIAA-CREF Lifecycle Index Funds

HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2011 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206

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C50645	A12028 (5/11)

2011 SEMIANNUAL REPORT

TIAA-CREF
MANAGED ALLOCATION FUND
OF THE TIAA-CREF FUNDS

MARCH 31, 2011

Financial statements (unaudited)

A CHANGE IN THE FUND’S REPORTING CYCLE

The TIAA-CREF Funds Board of Trustees has approved a change to the fiscal year-end of the Managed Allocation Fund, from September 30 to May 31. Beginning May 31, 2011, the fund will issue annual reports dated May 31 and semiannual reports dated November 30.

UNDERSTANDING YOUR FUND REPORT

This semiannual report contains information about the Managed Allocation Fund and describes the fund’s results for the six months ended March 31, 2011. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its benchmark index.

•	The portfolio of investments lists the underlying funds in which the Managed Allocation Fund had investments as of March 31, 2011.

•	The financial statements provide detailed information about the operations and financial condition of the fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional or Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

INFORMATION FOR INVESTORS

PORTFOLIO HOLDINGS

The complete Managed Allocation Fund’s portfolio of investments appears on page 9 of this report. You can also obtain a complete list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Managed Allocation Fund’s and the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC). (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the Managed Allocation Fund and its underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

FUND MANAGEMENT

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	3

ABOUT THE FUND’S COMPOSITE BENCHMARK

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target allocations:

•

Russell 3000® Index (U.S. equity), which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•

MSCI EAFE+EM (Emerging Markets) Index* (international equity), which measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging countries in Europe, Asia, Africa, Latin America and the Middle East.

•

Barclays Capital U.S. Aggregate Bond Index (fixed income), which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

*	On February 1, 2011, the MSCI EAFE+EM (Emerging Markets) Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the Managed Allocation Fund incur only one of two potential types of costs:

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Managed Allocation Fund and fees for the underlying funds; the Managed Allocation Fund bears its pro rata share of fees and expenses incurred by the underlying funds in which it invests.

The example that appears in the table on page 6 is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the fund. The example is also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

ACTUAL EXPENSES

The first line of the two lines listed for each share class in the table uses that class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in each share class’s entry in the tables shows a hypothetical account value and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

EXPENSE EXAMPLE—FOR THE SIX MONTHS ENDED MARCH 31, 2011

Managed Allocation Fund

	Beginning account value (10/1/10)	Ending account value (3/31/11)	Expenses paid during period* (10/1/10–3/31/11)	Effective expenses paid during period (10/1/10–3/31/11)	†

Institutional Class
Actual return	$1,000.00	$1,101.68	$0.00	$2.20
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.12

Retirement Class
Actual return	$1,000.00	$1,101.56	$1.31	$3.51
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.38

Retail Class
Actual return	$1,000.00	$1,101.39	$1.10	$3.30
5% annual hypothetical return	1,000.00	1,023.88	1.06	3.18

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.21% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

†

“Effective expenses paid” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized, weighted, average expense ratio was 0.42% for the Institutional Class, 0.67% for the Retirement Class and 0.63% for the Retail Class.

6	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

MANAGED ALLOCATION FUND

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2011

The Managed Allocation Fund returned 10.17% for the Institutional Class, compared with the 9.52% return of its benchmark, the Managed Allocation Composite Index. For the year ended March 31, 2011, the fund returned 13.22%, versus 12.04% for its composite index. The table on the following page shows returns for all share classes of the fund.

Stocks score gains, but bonds fall

The U.S. stock market, as measured by the Russell 3000® Index, soared an impressive 18.71% for the period, but it was not a smooth climb. The Russell 3000 rose 11.59% in the fourth quarter of 2010 and continued upwards as 2011 began. However, the catastrophic earthquake in Japan on March 11 sent prices tumbling. The market rebounded in the final weeks of the month, lifting the index to a 6.38% gain for the quarter.

          The MSCI EAFE+EM (Emerging Markets) Index, which measures stock performance in 22 developed nations outside North America and in 21 developing nations, returned 10.04% in dollar terms for the six months. During the period covered by this report, the MSCI EAFE+EM (Emerging Markets) Index replaced the MSCI EAFE Index in the fund’s composite benchmark as the benchmark for the international equity market sector.

          For the six months, the broad investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, posted a loss of 0.88%. Much of the decline resulted from falling prices for U.S. Treasury securities, which made up about one-third of the overall index at period-end.

The fund tops its composite benchmark

For the period, the absolute return of the Managed Allocation Fund benefited from double-digit gains in nearly all the stock funds in which it invested. The fund’s return was lifted by the Enhanced Large-Cap Growth Index Fund (up 19.83%) and the Enhanced Large-Cap Value Index Fund (up 17.80%). (Fund returns are for the Institutional Class.) Together, these two components made up almost one-fifth of the fund’s net assets on March 31, 2011.

          The fund outpaced its composite benchmark primarily because of favorable relative results from the Bond Plus Fund. While the Bond Plus Fund posted an absolute return of
-0.03%, it still topped the return of the Barclays Capital aggregate index. Also boosting the fund’s relative performance were outsized results from the fund’s U.S. equity segment, which outperformed the Russell 3000 Index.

TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	7

MANAGED ALLOCATION FUND

PERFORMANCE AS OF MARCH 31, 2011

	Total return		Average annual total return

Managed Allocation Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 3/31/2006)	10.17%	13.22%	3.83%	3.83%
Retirement Class (inception: 3/31/2006)	10.16	12.94	3.57	3.57
Retail Class (inception: 3/31/2006)	10.14	13.06	3.78	3.78

Managed Allocation Composite Index*	9.52	12.04	4.37	4.37

Broad-based market index
Russell 3000® Index	18.71	17.41	2.95	2.95

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

At March 31, 2011, the Managed Allocation Composite Index consisted of: 45.0% Russell 3000 Index; 40.0% Barclays Capital U.S. Aggregate Bond Index; and 15.0% MSCI EAFE+EM (Emerging Markets) Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

PORTFOLIO COMPOSITION

TIAA-CREF Funds (Institutional Class)	% of net assets as of 3/31/2011

Bond Plus Fund	39.9
Enhanced Large-Cap Growth Index Fund	9.4
Enhanced Large-Cap Value Index Fund	9.2
Large-Cap Growth Fund	7.6
Large-Cap Value Fund	7.5
Growth & Income Fund	6.4
Enhanced International Equity Index Fund	6.1
International Equity Fund	6.0
Small-Cap Equity Fund	3.9
Emerging Markets Equity Fund	2.9
Mid-Cap Value Fund	0.6
Mid-Cap Growth Fund	0.6
Other assets & liabilities, net	–0.1

Total	100.0

8	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MANAGED ALLOCATION FUND ▪ MARCH 31, 2011

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
23,130,461	TIAA-CREF Bond Plus Fund	$235,005,481	39.9%
1,440,960	TIAA-CREF Emerging Markets Equity Fund	17,118,605	2.9
4,780,576	TIAA-CREF Enhanced International Equity Index Fund	35,471,874	6.1
5,616,391	TIAA-CREF Enhanced Large-Cap Growth Index Fund	55,265,283	9.4
6,289,810	TIAA-CREF Enhanced Large-Cap Value Index Fund	54,155,262	9.2
3,905,581	TIAA-CREF Growth & Income Fund	37,923,188	6.4
3,575,737	TIAA-CREF International Equity Fund	35,435,552	6.0
4,039,384	TIAA-CREF Large-Cap Growth Fund	44,514,013	7.6
3,196,016	TIAA-CREF Large-Cap Value Fund	44,168,948	7.5
157,470	TIAA-CREF Mid-Cap Growth Fund	3,286,403	0.6
195,878	TIAA-CREF Mid-Cap Value Fund	3,576,723	0.6
1,471,016	TIAA-CREF Small-Cap Equity Fund	23,065,527	3.9

	TOTAL TIAA-CREF FUNDS (Cost $548,671,142)	588,986,859	100.1

	TOTAL INVESTMENTS (Cost $548,671,142)	588,986,859	100.1
	OTHER ASSETS & LIABILITIES, NET	(372,119)	(0.1)

	NET ASSETS	$588,614,740	100.0%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	9

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

MANAGED ALLOCATION FUND ▪ MARCH 31, 2011

ASSETS
Affiliated investments, at value ‡	$588,986,859
Cash	28,436
Receivable from Fund shares sold	331,871
Dividends and interest receivable	782,756
Due from affiliates	4,173
Other	21,547

Total assets	590,155,642

LIABILITIES
Service agreement fees payable	652
Distribution fees payable	174,532
Due to affiliates	3,940
Payable for securities transactions	812,755
Payable for Fund shares redeemed	265,641
Accrued expenses & other payables	283,382

Total liabilities	1,540,902

NET ASSETS	$588,614,740

NET ASSETS CONSIST OF:
Paid-in-capital	$587,884,927
Undistributed net investment income (loss)	(1,798)
Accumulated net realized gain (loss) on total investments	(39,584,106)
Accumulated net unrealized appreciation (depreciation) on total investments	40,315,717

NET ASSETS	$588,614,740

INSTITUTIONAL CLASS:
Net assets	$4,083,809
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	401,802

Net asset value per share	$10.16

RETIREMENT CLASS:
Net assets	$31,905,954
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,141,264

Net asset value per share	$10.16

RETAIL CLASS:
Net assets	$552,624,977
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	54,256,422

Net asset value per share	$10.19

‡ Affiliated investments, Cost	$548,671,142

10	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

STATEMENT OF OPERATIONS (UNAUDITED)

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD ENDED MARCH 31, 2011

INVESTMENT INCOME
Dividends from affiliated investments	$10,678,739

Total income	10,678,739

EXPENSES
Distribution fees – Retail Class	324,380
Fund administration fees	19,484
Custody and accounting fees	7,034
Professional fees	16,334
Shareholder reports	175,714
Shareholder servicing – Institutional Class	123
Shareholder servicing – Retirement Class	35,718
Shareholder servicing – Retail Class	236,457
Trustee fees and expenses	1,900
Compliance fees	6,701
Interest expense	491
Registration fees	27,357
Other expenses	2,955

Total expenses	854,648
Less: Expenses reimbursed by the investment adviser	(257,153)

Net expenses	597,495

Net investment income	10,081,244

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	9,785,390
Realized gain distributions from affiliated investments	75,075

Net realized gain (loss) from affiliated investments	9,860,465

Net change in unrealized appreciation (depreciation) from affiliated investments	33,919,887

Net realized and unrealized gain (loss) from affiliated investments	43,780,352

Net increase (decrease) in net assets resulting from operations	$53,861,596

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	11

STATEMENT OF CHANGES IN NET ASSETS

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

		March 31, 2011	September 30, 2010

		(unaudited)
OPERATIONS
Net investment income (loss)		$10,081,244	$12,591,028
Net realized gain (loss) from affiliated investments		9,860,465	13,676,895
Net change in unrealized appreciation (depreciation) from affiliated investments		33,919,887	24,039,726

Net increase (decrease) from operations		53,861,596	50,307,649

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(62,349)	(37,089)
	Retirement Class	(504,469)	(562,210)
	Retail Class	(9,522,030)	(11,986,288)

Total distributions		(10,088,848)	(12,585,587)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,655,325	1,682,964
	Retirement Class	8,187,716	9,388,130
	Retail Class	29,873,826	41,096,004
Reinvestments of distributions:	Institutional Class	60,519	29,762
	Retirement Class	504,469	562,210
	Retail Class	9,022,042	11,450,801
Redemptions:	Institutional Class	(404,788)	(1,321,657)
	Retirement Class	(3,366,512)	(8,485,393)
	Retail Class	(33,361,863)	(53,942,310)

Net increase (decrease) from shareholder transactions		12,170,734	460,511

Net increase (decrease) in net assets		55,943,482	38,182,573

NET ASSETS
Beginning of period		532,671,258	494,488,685

End of period		$588,614,740	$532,671,258

Undistributed net investment income (loss) included in net assets		$(1,798)	$5,806

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	166,098	183,529
	Retirement Class	831,904	1,038,761
	Retail Class	3,008,068	4,547,497
Shares reinvested:	Institutional Class	6,143	3,272
	Retirement Class	51,328	62,458
	Retail Class	915,750	1,268,455
Shares redeemed:	Institutional Class	(40,959)	(146,711)
	Retirement Class	(340,323)	(942,830)
	Retail Class	(3,365,665)	(5,972,431)

Net increase from shareholder transactions		1,232,344	42,000

12	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/11		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.40		$8.73	$8.86	$11.03	$10.11	$10.00

Gain from investment operations:
Net investment income(a)	0.19		0.24	0.24	0.33	0.33	0.11
Net realized and unrealized gain (loss) on total investments	0.76		0.67	(0.13)	(2.16)	1.12	0.11

Total gain (loss) from investment operations	0.95		0.91	0.11	(1.83)	1.45	0.22

Less distributions from:
Net investment income	(0.19)		(0.24)	(0.24)	(0.33)	(0.53)	(0.11)
Net realized gains	—		—	—	(0.01)	—	—

Total distributions	(0.19)		(0.24)	(0.24)	(0.34)	(0.53)	(0.11)

Net asset value, end of period	$10.16		$9.40	$8.73	$8.86	$11.03	$10.11

TOTAL RETURN	10.17	%(b)	10.52%	1.74%	(16.92)%	14.68%	2.25	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$4,084		$2,542	$2,011	$1,832	$4,718	$2,046
Ratio of expenses to average net assets before expense waiver and reimbursement(e)	0.10	%(c)	0.06%	0.10%	0.07%	0.12%	1.50	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement(e)	0.00	%(c)	0.00%	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.88	%(c)	2.68%	3.15%	3.28%	3.12%	2.26	%(c)
Portfolio turnover rate	8	%(b)	21%	48%	26%	13%	8	%(b)

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	13

FINANCIAL HIGHLIGHTS	continued

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	3/31/11		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.39		$8.72	$8.86	$11.03	$10.13	$10.00

Gain from investment operations:
Net investment income(a)	0.17		0.21	0.21	0.29	0.35	0.11
Net realized and unrealized gain (loss) on total investments	0.78		0.67	(0.12)	(2.14)	1.06	0.11

Total gain (loss) from investment operations	0.95		0.88	0.09	(1.85)	1.41	0.22

Less distributions from:
Net investment income	(0.18)		(0.21)	(0.23)	(0.31)	(0.51)	(0.09)
Net realized gains	—		—	—	(0.01)	—	—

Total distributions	(0.18)		(0.21)	(0.23)	(0.32)	(0.51)	(0.09)

Net asset value, end of period	$10.16		$9.39	$8.72	$8.86	$11.03	$10.13

TOTAL RETURN	10.16	%(b)	10.26%	1.39%	(17.10)%	14.27%	2.17	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$31,906		$24,404	$21,287	$13,678	$16,570	$8,358
Ratio of expenses to average net assets before expense waiver and reimbursement(e)	0.34	%(c)	0.30%	0.34%	0.31%	0.37%	1.59	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement(e)	0.25	%(c)	0.25%	0.25%	0.24%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	3.45	%(c)	2.36%	2.82%	2.84%	3.26%	2.14	%(c)
Portfolio turnover rate	8	%(b)	21%	48%	26%	13%	8	%(b)

14	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/11		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.42		$8.75	$8.88	$11.05	$10.16	$10.00

Gain from investment operations:
Net investment income(a)	0.18		0.22	0.24	0.32	0.22	0.13
Net realized and unrealized gain (loss) on total investments	0.77		0.67	(0.13)	(2.15)	1.21	0.10

Total gain (loss) from investment operations	0.95		0.89	0.11	(1.83)	1.43	0.23

Less distributions from:
Net investment income	(0.18)		(0.22)	(0.24)	(0.33)	(0.54)	(0.07)
Net realized gains	—		—	—	(0.01)	—	—

Total distributions	(0.18)		(0.22)	(0.24)	(0.34)	(0.54)	(0.07)

Net asset value, end of period	$10.19		$9.42	$8.75	$8.88	$11.05	$10.16

TOTAL RETURN	10.14	%(b)	10.34%	1.70%	(16.89)%	14.47%	2.36	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$552,625		$505,725	$471,190	$489,340	$620,616	$7,505
Ratio of expenses to average net assets before expense waiver and reimbursement(e)	0.30	%(c)	0.21%	0.44%	0.37%	0.45%	1.38	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement(e)	0.21	%(c)	0.16%	0.05%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.59	%(c)	2.47%	3.16%	3.16%	1.99%	2.56	%(c)
Portfolio turnover rate	8	%(b)	21%	48%	26%	13%	8	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)

The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended March 31, 2011 and September 30, 2010 were 0.42% and 0.42%, respectively.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statement of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees, and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly

16	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

continued

attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (2007–2010) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Fund pays the Board of Trustees (“Trustees”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the Trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the

TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2011, there were no significant transfers between levels by the Fund.

As of March 31, 2011, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of 0.00% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Under the terms of the Fund’s Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Fund’s Retail Class shares.

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement and Retail Class shares; and 0.00% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Trustees.

18	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

continued

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 4—investments

At March 31, 2011, the cost of portfolio investments for federal income tax purposes was $548,671,142. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $37,552,160, consisting of gross unrealized appreciation of $45,540,229, and gross unrealized depreciation of $(7,988,069).

Purchases and sales of portfolio securities (other than short-term money market instruments) for the period ended March 31, 2011 were $55,530,905 and $43,098,068, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended September 30, 2010 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$12,585,587	$—	$12,585,587

The tax character of the fiscal year 2011 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the Fund at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended March 31, 2011, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this

TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	19

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	concluded

would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the Trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Note 8—change in fiscal year end

On July 20, 2010, the Trustees approved a change of the Fund’s fiscal year end from September 30 to May 31.

20	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT FOR THE TIAA-CREF MANAGED ALLOCATION FUND

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of the TIAA-CREF Managed Allocation Fund (the “Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on March 31, 2011, at which it considered the annual renewal of the Agreement with respect to each Fund using its previously established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with management and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then helped to evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2011 Board meetings, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to management and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Trustees with respect to the Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding the Retirement Class of the Fund, including data

TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	21

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

relating to the Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and portfolio turnover rates. Lipper also compared much of this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not management) had identified the selected comparative peer group and universe and that it did so in a manner that was not intended to produce biased results for its clients. In considering Lipper’s data, the Board noted that the data on similar funds was based on historical information and had not been adjusted to reflect market volatility that affected the asset levels of many mutual funds during the period covered by that data due to the financial markets’ downturn and subsequent recovery.

Among other matters, the Operations Committee also requested and reviewed various sources of information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to the Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by TAI.

In advance of the Board meeting held on March 31, 2011, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of the Fund, which had underperformed its Lipper peer group over a three-year period, together with an explanation of any events that had a material impact on performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing

22	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

continued

levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Fund; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Fund and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to the Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Fund. In addition, the Board received and considered information from its legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determination on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund.

At its meeting on March 31, 2011, the Board voted unanimously to renew the Agreement for the Fund. Set forth below are the general factors the Board considered for the Fund followed by a summary of certain specific factors the Board considered for the Fund.

TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	23

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Fund (which is a fund of funds that invests its assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolio; selecting underlying funds and allocating the Fund’s assets among the underlying funds, active daily monitoring of the Fund’s investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of the Fund and concluded that it was within an acceptable range when compared with the Fund’s composite benchmark and/or its peer group of mutual funds.

In addition, the Board considered the nature and quality of non-portfolio management services provided or to be provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of the Fund, as applicable, over the one-, two-, three- and four-year and since inception periods. The Board considered the Fund’s performance as compared to its peer group and benchmark index. In this regard, the Board considered that most financial markets had experienced nearly unprecedented volatility during recent years that had impacted the performance of the Fund and its underlying investment options. Despite these circumstances, the performance of the Fund generally compared favorably to its composite benchmark (after considering the effect of expenses incurred to operate the Funds) and ranked in the top three performance quintiles versus its peer universes of mutual funds. (For additional detail regarding the performance of the Fund, see the synopsis below.) Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was within an acceptable range.

24	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

continued

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI’s services to the Fund for the calendar year 2010. In this connection, the Board considered profit calculations both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board considered that TAI does not earn a direct profit on the Fund which is primarily due to the fact that the management fee is 0.00%. The Board also considered that TAI may have indirect earnings with respect to the Fund based on the Fund’s investment in affiliated underlying funds also managed by TAI. The Board concluded that TAI’s direct and indirect profits were not excessive in light of various relevant factors. The Board also acknowledged certain permanent and temporary waivers of management fees and reimbursements of expenses above specified amounts of TIAA-CREF Funds used as underlying investments for the Fund which would reduce the Fund’s expenses. During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rate charged to the Fund under the Agreement typically was lower than the management fee rates charged by many or most comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. In this regard, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data was derived. Based on all factors considered, the Board concluded that the fee rates under the Agreement with respect to the Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI has experienced or would experience economies of scale in connection with the operation of the Fund. In this connection, the Board considered that TAI had incurred operating losses with respect to its services provided to the Fund during 2010 due to TAI’s management fee of 0.00%. Thus, the Board determined that the Fund’s fee schedule is reasonable in light of current economies of scale considerations and current asset levels.

TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	25

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provides funds-of-funds management services to the Lifecycle Funds, with an annual management fee of 0.10% of average daily net assets that is currently being entirely waived by TAI, and the Lifecycle Index Fund, which also has an annual management fee of 0.10%, with only partial, voluntary waivers on some of these funds. TAI also manages other asset allocation products, such as education savings plans (529 plans).

OTHER BENEFITS

The Board also considered additional benefits to the Fund and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing to make expenses reimbursement on certain of the underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs.

SYNOPSIS OF FACTORS

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class shares of each Fund. Because each of the Fund’s classes generally has different nonadvisory expenses, the expense and performance information for the Fund’s other classes will differ from the expense and performance information shown below. All time periods referenced below end as of December 31, 2010. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2010 under the Agreement.

MANAGED ALLOCATION FUND

•	The Fund’s annual contractual management fee is 0.00% of average daily net assets.

•	The Fund’s total expenses and management fees are in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes.

26	2011 Semiannual Report ▪ TIAA-CREF Managed Allocation Fund

concluded

•

For the one- and three-year periods, the Fund was in the 1st and 4th quintiles, respectively, of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”). For the two- and four-year and since inceptions periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

TIAA-CREF Managed Allocation Fund ▪ 2011 Semiannual Report	27

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HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Retirement or Institutional classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206

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C50646	A12486 (5/11)

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 39.9%
3,648,960	TIAA-CREF Bond Fund	$37,803,227
47,771	TIAA-CREF Bond Plus Fund	485,355
48,743	TIAA-CREF High-Yield Fund	486,947

	TOTAL FIXED INCOME	38,775,529

INFLATION-PROTECTED ASSETS - 10.0%
874,257	TIAA-CREF Inflation-Linked Bond Fund	9,756,703

	TOTAL INFLATION-PROTECTED ASSETS	9,756,703

INTERNATIONAL EQUITY - 10.0%
163,827	TIAA-CREF Emerging Markets Equity Fund	1,946,268
524,973	TIAA-CREF Enhanced International Equity Index Fund	3,895,298
393,907	TIAA-CREF International Equity Fund	3,903,621

	TOTAL INTERNATIONAL EQUITY	9,745,187

SHORT-TERM FIXED INCOME - 9.9%
939,137	TIAA-CREF Short-Term Bond Fund	9,673,114

	TOTAL SHORT-TERM FIXED INCOME	9,673,114

U.S. EQUITY - 30.1%
547,898	TIAA-CREF Enhanced Large-Cap Growth Index Fund	5,391,312
618,013	TIAA-CREF Enhanced Large-Cap Value Index Fund	5,321,092
469,247	TIAA-CREF Growth & Income Fund	4,556,393
490,661	TIAA-CREF Large-Cap Growth Fund	5,407,082
384,095	TIAA-CREF Large-Cap Value Fund	5,308,200
18,428	TIAA-CREF Mid-Cap Growth Fund	384,586
23,114	TIAA-CREF Mid-Cap Value Fund	422,059
156,898	TIAA-CREF Small-Cap Equity Fund	2,460,168

	TOTAL U.S. EQUITY	29,250,892

	TOTAL TIAA-CREF FUNDS (Cost $87,504,638)	97,201,425

	TOTAL INVESTMENTS - 99.9% (Cost $87,504,638)	97,201,425
	OTHER ASSETS & LIABILITIES, NET - 0.1%	45,817

	NET ASSETS - 100.0%	$97,247,242

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 38.1%
21,480,372	TIAA-CREF Bond Fund	$222,536,656
586,085	TIAA-CREF Bond Plus Fund	5,954,621
1,256,256	TIAA-CREF High-Yield Fund	12,549,999

	TOTAL FIXED INCOME	241,041,276

INFLATION-PROTECTED ASSETS - 6.1%
3,480,300	TIAA-CREF Inflation-Linked Bond Fund	38,840,150

	TOTAL INFLATION-PROTECTED ASSETS	38,840,150

INTERNATIONAL EQUITY - 12.2%
1,235,863	TIAA-CREF Emerging Markets Equity Fund	14,682,053
4,192,465	TIAA-CREF Enhanced International Equity Index Fund	31,108,091
3,137,205	TIAA-CREF International Equity Fund	31,089,703

	TOTAL INTERNATIONAL EQUITY	76,879,847

SHORT-TERM FIXED INCOME - 6.1%
3,717,985	TIAA-CREF Short-Term Bond Fund	38,295,241

	TOTAL SHORT-TERM FIXED INCOME	38,295,241

U.S. EQUITY - 37.2%
4,933,259	TIAA-CREF Enhanced Large-Cap Growth Index Fund	48,543,273
5,517,114	TIAA-CREF Enhanced Large-Cap Value Index Fund	47,502,351
3,490,879	TIAA-CREF Growth & Income Fund	33,896,436
3,604,336	TIAA-CREF Large-Cap Growth Fund	39,719,782
2,845,161	TIAA-CREF Large-Cap Value Fund	39,320,119
139,583	TIAA-CREF Mid-Cap Growth Fund	2,913,092
174,336	TIAA-CREF Mid-Cap Value Fund	3,183,376
1,264,005	TIAA-CREF Small-Cap Equity Fund	19,819,600

	TOTAL U.S. EQUITY	234,898,029

	TOTAL TIAA-CREF FUNDS (Cost $576,194,123)	629,954,543

	TOTAL INVESTMENTS - 99.7% (Cost $576,194,123)	629,954,543
	OTHER ASSETS & LIABILITIES, NET - 0.3%	2,070,434

	NET ASSETS - 100.0%	$632,024,977

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 34.5%
24,228,140	TIAA-CREF Bond Fund	$251,003,527
1,503,546	TIAA-CREF Bond Plus Fund	15,276,029
2,257,971	TIAA-CREF High-Yield Fund	22,557,127

	TOTAL FIXED INCOME	288,836,683

INFLATION-PROTECTED ASSETS - 4.2%
3,139,970	TIAA-CREF Inflation-Linked Bond Fund	35,042,062

	TOTAL INFLATION-PROTECTED ASSETS	35,042,062

INTERNATIONAL EQUITY - 14.0%
1,934,866	TIAA-CREF Emerging Markets Equity Fund	22,986,211
6,354,996	TIAA-CREF Enhanced International Equity Index Fund	47,154,068
4,754,546	TIAA-CREF International Equity Fund	47,117,546

	TOTAL INTERNATIONAL EQUITY	117,257,825

SHORT-TERM FIXED INCOME - 4.1%
3,366,293	TIAA-CREF Short-Term Bond Fund	34,672,819

	TOTAL SHORT-TERM FIXED INCOME	34,672,819

U.S. EQUITY - 42.8%
7,436,482	TIAA-CREF Enhanced Large-Cap Growth Index Fund	73,174,983
8,301,978	TIAA-CREF Enhanced Large-Cap Value Index Fund	71,480,030
5,403,388	TIAA-CREF Growth & Income Fund	52,466,893
5,613,508	TIAA-CREF Large-Cap Growth Fund	61,860,860
4,403,381	TIAA-CREF Large-Cap Value Fund	60,854,729
214,794	TIAA-CREF Mid-Cap Growth Fund	4,482,758
268,261	TIAA-CREF Mid-Cap Value Fund	4,898,453
1,876,424	TIAA-CREF Small-Cap Equity Fund	29,422,332

	TOTAL U.S. EQUITY	358,641,038

	TOTAL TIAA-CREF FUNDS (Cost $756,449,508)	834,450,427

	TOTAL INVESTMENTS - 99.6% (Cost $756,449,508)	834,450,427
	OTHER ASSETS & LIABILITIES, NET - 0.4%	3,119,567

	NET ASSETS - 100.0%	$837,569,994

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds

3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 30.4%
22,877,736	TIAA-CREF Bond Fund	$237,013,343
3,643,756	TIAA-CREF Bond Plus Fund	37,020,565
2,981,986	TIAA-CREF High-Yield Fund	29,790,045

	TOTAL FIXED INCOME	303,823,953

INFLATION-PROTECTED ASSETS - 2.3%
2,018,680	TIAA-CREF Inflation-Linked Bond Fund	22,528,464

	TOTAL INFLATION-PROTECTED ASSETS	22,528,464

INTERNATIONAL EQUITY - 15.9%
2,613,082	TIAA-CREF Emerging Markets Equity Fund	31,043,409
8,654,198	TIAA-CREF Enhanced International Equity Index Fund	64,214,149
6,475,872	TIAA-CREF International Equity Fund	64,175,896

	TOTAL INTERNATIONAL EQUITY	159,433,454

SHORT-TERM FIXED INCOME - 2.2%
2,176,525	TIAA-CREF Short-Term Bond Fund	22,418,206

	TOTAL SHORT-TERM FIXED INCOME	22,418,206

U.S. EQUITY - 48.8%
10,082,374	TIAA-CREF Enhanced Large-Cap Growth Index Fund	99,210,559
11,239,317	TIAA-CREF Enhanced Large-Cap Value Index Fund	96,770,523
7,373,158	TIAA-CREF Growth & Income Fund	71,593,362
7,678,879	TIAA-CREF Large-Cap Growth Fund	84,621,243
6,006,079	TIAA-CREF Large-Cap Value Fund	83,004,013
292,938	TIAA-CREF Mid-Cap Growth Fund	6,113,624
365,710	TIAA-CREF Mid-Cap Value Fund	6,677,857
2,523,357	TIAA-CREF Small-Cap Equity Fund	39,566,233

	TOTAL U.S. EQUITY	487,557,414

	TOTAL TIAA-CREF FUNDS (Cost $891,611,433)	995,761,491

	TOTAL INVESTMENTS - 99.6% (Cost $891,611,433)	995,761,491
	OTHER ASSETS & LIABILITIES, NET - 0.4%	4,038,626

	NET ASSETS - 100.0%	$999,800,117

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 26.4%
15,446,942	TIAA-CREF Bond Fund	$160,030,322
5,303,175	TIAA-CREF Bond Plus Fund	53,880,254
3,655,349	TIAA-CREF High-Yield Fund	36,516,939

	TOTAL FIXED INCOME	250,427,515

INFLATION-PROTECTED ASSETS - 0.3%
224,228	TIAA-CREF Inflation-Linked Bond Fund	2,502,380

	TOTAL INFLATION-PROTECTED ASSETS	2,502,380

INTERNATIONAL EQUITY - 18.0%
2,797,866	TIAA-CREF Emerging Markets Equity Fund	33,238,643
9,304,781	TIAA-CREF Enhanced International Equity Index Fund	69,041,477
6,946,211	TIAA-CREF International Equity Fund	68,836,954

	TOTAL INTERNATIONAL EQUITY	171,117,074

SHORT-TERM FIXED INCOME - 0.2%
242,092	TIAA-CREF Short-Term Bond Fund	2,493,547

	TOTAL SHORT-TERM FIXED INCOME	2,493,547

U.S. EQUITY - 54.6%
10,717,864	TIAA-CREF Enhanced Large-Cap Growth Index Fund	105,463,778
11,944,487	TIAA-CREF Enhanced Large-Cap Value Index Fund	102,842,035
7,846,553	TIAA-CREF Growth & Income Fund	76,190,028
8,173,290	TIAA-CREF Large-Cap Growth Fund	90,069,660
6,395,170	TIAA-CREF Large-Cap Value Fund	88,381,247
311,608	TIAA-CREF Mid-Cap Growth Fund	6,503,261
389,027	TIAA-CREF Mid-Cap Value Fund	7,103,626
2,677,622	TIAA-CREF Small-Cap Equity Fund	41,985,118

	TOTAL U.S. EQUITY	518,538,753

	TOTAL TIAA-CREF FUNDS (Cost $835,916,021)	945,079,269

	TOTAL INVESTMENTS - 99.5% (Cost $835,916,021)	945,079,269

	OTHER ASSETS & LIABILITIES, NET - 0.5%	4,541,389

	NET ASSETS - 100.0%	$949,620,658

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 19.0%
9,541,065	TIAA-CREF Bond Fund	$98,845,434
4,160,146	TIAA-CREF Bond Plus Fund	42,267,081
3,400,200	TIAA-CREF High-Yield Fund	33,967,996

	TOTAL FIXED INCOME	175,080,511

INTERNATIONAL EQUITY - 20.0%
3,038,538	TIAA-CREF Emerging Markets Equity Fund	36,097,835
9,987,331	TIAA-CREF Enhanced International Equity Index Fund	74,105,998
7,458,564	TIAA-CREF International Equity Fund	73,914,370

	TOTAL INTERNATIONAL EQUITY	184,118,203

U.S. EQUITY - 60.5%
11,425,692	TIAA-CREF Enhanced Large-Cap Growth Index Fund	112,428,811
12,734,733	TIAA-CREF Enhanced Large-Cap Value Index Fund	109,646,048
8,494,271	TIAA-CREF Growth & Income Fund	82,479,373
8,852,628	TIAA-CREF Large-Cap Growth Fund	97,555,959
6,913,165	TIAA-CREF Large-Cap Value Fund	95,539,937
337,507	TIAA-CREF Mid-Cap Growth Fund	7,043,779
420,909	TIAA-CREF Mid-Cap Value Fund	7,685,807
2,884,688	TIAA-CREF Small-Cap Equity Fund	45,231,903

	TOTAL U.S. EQUITY	557,611,617

	TOTAL TIAA-CREF FUNDS (Cost $796,399,017)	916,810,331

	TOTAL INVESTMENTS - 99.5% (Cost $796,399,017)	916,810,331
	OTHER ASSETS & LIABILITIES, NET - 0.5%	4,442,490

	NET ASSETS - 100.0%	$921,252,821

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 11.1%
3,691,548	TIAA-CREF Bond Fund	$38,244,435
3,079,618	TIAA-CREF Bond Plus Fund	31,288,923
3,308,914	TIAA-CREF High-Yield Fund	33,056,047

	TOTAL FIXED INCOME	102,589,405

INTERNATIONAL EQUITY - 21.9%
3,350,277	TIAA-CREF Emerging Markets Equity Fund	39,801,290
11,006,523	TIAA-CREF Enhanced International Equity Index Fund	81,668,401
8,233,738	TIAA-CREF International Equity Fund	81,596,341

	TOTAL INTERNATIONAL EQUITY	203,066,032

U.S. EQUITY - 66.5%
12,351,232	TIAA-CREF Enhanced Large-Cap Growth Index Fund	121,536,120
13,769,151	TIAA-CREF Enhanced Large-Cap Value Index Fund	118,552,392
9,498,288	TIAA-CREF Growth & Income Fund	92,228,372
9,920,710	TIAA-CREF Large-Cap Growth Fund	109,326,226
7,743,413	TIAA-CREF Large-Cap Value Fund	107,013,963
376,183	TIAA-CREF Mid-Cap Growth Fund	7,850,942
469,956	TIAA-CREF Mid-Cap Value Fund	8,581,400
3,195,782	TIAA-CREF Small-Cap Equity Fund	50,109,869

	TOTAL U.S. EQUITY	615,199,284

	TOTAL TIAA-CREF FUNDS (Cost $782,482,747)	920,854,721

	TOTAL INVESTMENTS - 99.5% (Cost $782,482,747)	920,854,721
	OTHER ASSETS & LIABILITIES, NET - 0.5%	4,900,263

	NET ASSETS - 100.0%	$925,754,984

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 10.0%
3,920,733	TIAA-CREF Bond Fund	$40,618,799
4,485,298	TIAA-CREF Bond Plus Fund	45,570,629
4,908,957	TIAA-CREF High-Yield Fund	49,040,478

	TOTAL FIXED INCOME	135,229,906

INTERNATIONAL EQUITY - 22.2%
4,983,130	TIAA-CREF Emerging Markets Equity Fund	59,199,582
16,367,519	TIAA-CREF Enhanced International Equity Index Fund	121,446,991
12,058,549	TIAA-CREF International Equity Fund	119,500,217

	TOTAL INTERNATIONAL EQUITY	300,146,790

U.S. EQUITY - 67.3%
18,283,131	TIAA-CREF Enhanced Large-Cap Growth Index Fund	179,906,008
20,365,951	TIAA-CREF Enhanced Large-Cap Value Index Fund	175,350,842
13,998,445	TIAA-CREF Growth & Income Fund	135,924,905
14,620,064	TIAA-CREF Large-Cap Growth Fund	161,113,111
11,424,877	TIAA-CREF Large-Cap Value Fund	157,891,803
554,666	TIAA-CREF Mid-Cap Growth Fund	11,575,876
692,889	TIAA-CREF Mid-Cap Value Fund	12,652,152
4,691,232	TIAA-CREF Small-Cap Equity Fund	73,558,516

	TOTAL U.S. EQUITY	907,973,213

	TOTAL TIAA-CREF FUNDS (Cost $1,130,688,746)	1,343,349,909

	TOTAL INVESTMENTS - 99.5% (Cost $1,130,688,746)	1,343,349,909
	OTHER ASSETS & LIABILITIES, NET - 0.5%	6,433,401

	NET ASSETS - 100.0%	$1,349,783,310

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.0%(a)

FIXED INCOME - 10.0%
555,656	TIAA-CREF Bond Fund	$5,756,592
539,967	TIAA-CREF Bond Plus Fund	5,486,060
528,782	TIAA-CREF High-Yield Fund	5,282,534

	TOTAL FIXED INCOME	16,525,186

INTERNATIONAL EQUITY - 22.3%
620,255	TIAA-CREF Emerging Markets Equity Fund	7,368,630
1,989,511	TIAA-CREF Enhanced International Equity Index Fund	14,762,170
1,494,482	TIAA-CREF International Equity Fund	14,810,312

	TOTAL INTERNATIONAL EQUITY	36,941,112

U.S. EQUITY - 66.7%
2,072,964	TIAA-CREF Enhanced Large-Cap Growth Index Fund	20,397,968
2,337,228	TIAA-CREF Enhanced Large-Cap Value Index Fund	20,123,537
1,771,192	TIAA-CREF Growth & Income Fund	17,198,272
1,851,823	TIAA-CREF Large-Cap Growth Fund	20,407,090
1,449,965	TIAA-CREF Large-Cap Value Fund	20,038,518
69,657	TIAA-CREF Mid-Cap Growth Fund	1,453,747
87,343	TIAA-CREF Mid-Cap Value Fund	1,594,885
592,914	TIAA-CREF Small-Cap Equity Fund	9,296,887

	TOTAL U.S. EQUITY	110,510,904

	TOTAL TIAA-CREF FUNDS (Cost $137,929,295)	163,977,202

	TOTAL INVESTMENTS - 99.0% (Cost $137,929,295)	163,977,202
	OTHER ASSETS & LIABILITIES, NET - 1.0%	1,626,598

	NET ASSETS - 100.0%	$165,603,800

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.0%(a)

FIXED INCOME - 10.0%
281,494	TIAA-CREF Bond Fund	$2,916,277
275,953	TIAA-CREF Bond Plus Fund	2,803,679
279,313	TIAA-CREF High-Yield Fund	2,790,336

	TOTAL FIXED INCOME	8,510,292

INTERNATIONAL EQUITY - 22.3%
317,248	TIAA-CREF Emerging Markets Equity Fund	3,768,901
1,015,720	TIAA-CREF Enhanced International Equity Index Fund	7,536,643
763,826	TIAA-CREF International Equity Fund	7,569,515

	TOTAL INTERNATIONAL EQUITY	18,875,059

U.S. EQUITY - 66.7%
1,058,796	TIAA-CREF Enhanced Large-Cap Growth Index Fund	10,418,551
1,194,415	TIAA-CREF Enhanced Large-Cap Value Index Fund	10,283,909
905,311	TIAA-CREF Growth & Income Fund	8,790,571
947,687	TIAA-CREF Large-Cap Growth Fund	10,443,515
740,917	TIAA-CREF Large-Cap Value Fund	10,239,467
35,635	TIAA-CREF Mid-Cap Growth Fund	743,705
44,645	TIAA-CREF Mid-Cap Value Fund	815,225
303,014	TIAA-CREF Small-Cap Equity Fund	4,751,252

	TOTAL U.S. EQUITY	56,486,195

	TOTAL TIAA-CREF FUNDS (Cost $70,903,861)	83,871,546

	TOTAL INVESTMENTS - 99.0% (Cost $70,903,861)	83,871,546
	OTHER ASSETS & LIABILITIES, NET - 1.0%	884,367

	NET ASSETS - 100.0%	$84,755,913

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 49.9%
441,530	TIAA-CREF Bond Index Fund	$4,525,680

	TOTAL FIXED INCOME	4,525,680

INFLATION-PROTECTED ASSETS - 10.1%
81,945	TIAA-CREF Inflation-Linked Bond Fund	914,508

	TOTAL INFLATION-PROTECTED ASSETS	914,508

INTERNATIONAL EQUITY - 10.0%
18,807	TIAA CREF Emerging Market Equity Index Fund	225,494
39,880	TIAA-CREF International Equity Index Fund	680,349

	TOTAL INTERNATIONAL EQUITY	905,843

U.S. EQUITY - 30.0%
268,296	TIAA-CREF Equity Index Fund	2,720,521

	TOTAL U.S. EQUITY	2,720,521

	TOTAL TIAA-CREF FUNDS	9,066,552

	(Cost $8,397,529)

	TOTAL INVESTMENTS - 100.0%	9,066,552
	(Cost $8,397,529)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(4,190)

	NET ASSETS - 100.0%	$9,062,362

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 44.2%
2,294,355	TIAA-CREF Bond Index Fund	$23,517,139

	TOTAL FIXED INCOME	23,517,139

INFLATION-PROTECTED ASSETS - 6.2%
297,642	TIAA-CREF Inflation-Linked Bond Fund	3,321,687

	TOTAL INFLATION-PROTECTED ASSETS	3,321,687

INTERNATIONAL EQUITY - 12.3%
135,055	TIAA CREF Emerging Market Equity Index Fund	1,619,311
289,887	TIAA-CREF International Equity Index Fund	4,945,470

	TOTAL INTERNATIONAL EQUITY	6,564,781

U.S. EQUITY - 37.2%
1,953,115	TIAA-CREF Equity Index Fund	19,804,588

	TOTAL U.S. EQUITY	19,804,588

	TOTAL TIAA-CREF FUNDS	53,208,195

	(Cost $49,396,121)

	TOTAL INVESTMENTS - 99.9%	53,208,195
	(Cost $49,396,121)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	43,175

	NET ASSETS - 100.0%	$53,251,370

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 38.7%
3,035,201	TIAA-CREF Bond Index Fund	$31,110,809

	TOTAL FIXED INCOME	31,110,809

INFLATION-PROTECTED ASSETS - 4.3%
308,585	TIAA-CREF Inflation-Linked Bond Fund	3,443,814

	TOTAL INFLATION-PROTECTED ASSETS	3,443,814

INTERNATIONAL EQUITY - 14.2%
230,357	TIAA CREF Emerging Market Equity Index Fund	2,761,979
509,995	TIAA-CREF International Equity Index Fund	8,700,509

	TOTAL INTERNATIONAL EQUITY	11,462,488

U.S. EQUITY - 42.7%
3,386,165	TIAA-CREF Equity Index Fund	34,335,712

	TOTAL U.S. EQUITY	34,335,712

	TOTAL TIAA-CREF FUNDS	80,352,823

	(Cost $74,089,302)

	TOTAL INVESTMENTS - 99.9%	80,352,823
	(Cost $74,089,302)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	106,565

	NET ASSETS - 100.0%	$80,459,388

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 32.7%
3,184,969	TIAA-CREF Bond Index Fund	$32,645,928

	TOTAL FIXED INCOME	32,645,928

INFLATION-PROTECTED ASSETS - 2.3%
202,214	TIAA-CREF Inflation-Linked Bond Fund	2,256,709

	TOTAL INFLATION-PROTECTED ASSETS	2,256,709

INTERNATIONAL EQUITY - 16.2%
333,735	TIAA CREF Emerging Market Equity Index Fund	4,001,481
714,725	TIAA-CREF International Equity Index Fund	12,193,202

	TOTAL INTERNATIONAL EQUITY	16,194,683

U.S. EQUITY - 48.6%
4,792,121	TIAA-CREF Equity Index Fund	48,592,103

	TOTAL U.S. EQUITY	48,592,103

	TOTAL TIAA-CREF FUNDS	99,689,423

	(Cost $91,087,553)

	TOTAL INVESTMENTS - 99.8%	99,689,423
	(Cost $91,087,553)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	159,082

	NET ASSETS - 100.0%	$99,848,505

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 26.6%
2,355,300	TIAA-CREF Bond Index Fund	$24,141,820

	TOTAL FIXED INCOME	24,141,820

INFLATION-PROTECTED ASSETS - 0.3%
21,626	TIAA-CREF Inflation-Linked Bond Fund	241,351

	TOTAL INFLATION-PROTECTED ASSETS	241,351

INTERNATIONAL EQUITY - 18.4%
346,857	TIAA CREF Emerging Market Equity Index Fund	4,158,812
735,739	TIAA-CREF International Equity Index Fund	12,551,714

	TOTAL INTERNATIONAL EQUITY	16,710,526

U.S. EQUITY - 54.5%
4,885,754	TIAA-CREF Equity Index Fund	49,541,542

	TOTAL U.S. EQUITY	49,541,542

	TOTAL TIAA-CREF FUNDS	90,635,239

	(Cost $81,846,970)

	TOTAL INVESTMENTS - 99.8%	90,635,239
	(Cost $81,846,970)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	158,057

	NET ASSETS - 100.0%	$90,793,296

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 19.0%
1,914,345	TIAA-CREF Bond Index Fund	$19,622,036

	TOTAL FIXED INCOME	19,622,036

INTERNATIONAL EQUITY - 20.1%
411,069	TIAA CREF Emerging Market Equity Index Fund	4,928,719
925,998	TIAA-CREF International Equity Index Fund	15,797,531

	TOTAL INTERNATIONAL EQUITY	20,726,250

U.S. EQUITY - 60.8%
6,191,186	TIAA-CREF Equity Index Fund	62,778,626

	TOTAL U.S. EQUITY	62,778,626

	TOTAL TIAA-CREF FUNDS	103,126,912

	(Cost $92,052,756)

	TOTAL INVESTMENTS - 99.9%	103,126,912
	(Cost $92,052,756)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	143,009

	NET ASSETS - 100.0%	$103,269,921

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 11.1%
1,017,885	TIAA-CREF Bond Index Fund	$10,433,323

	TOTAL FIXED INCOME	10,433,323

INTERNATIONAL EQUITY - 22.2%
434,577	TIAA CREF Emerging Market Equity Index Fund	5,210,584
922,655	TIAA-CREF International Equity Index Fund	15,740,495

	TOTAL INTERNATIONAL EQUITY	20,951,079

U.S. EQUITY - 66.6%
6,191,467	TIAA-CREF Equity Index Fund	62,781,479

	TOTAL U.S. EQUITY	62,781,479

	TOTAL TIAA-CREF FUNDS	94,165,881

	(Cost $82,938,664)

	TOTAL INVESTMENTS - 99.9%	94,165,881
	(Cost $82,938,664)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	138,791

	NET ASSETS - 100.0%	$94,304,672

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 9.9%
1,206,373	TIAA-CREF Bond Index Fund	$12,365,325

	TOTAL FIXED INCOME	12,365,325

INTERNATIONAL EQUITY - 22.5%
563,879	TIAA CREF Emerging Market Equity Index Fund	6,760,912
1,249,484	TIAA-CREF International Equity Index Fund	21,316,205

	TOTAL INTERNATIONAL EQUITY	28,077,117

U.S. EQUITY - 67.4%
8,311,662	TIAA-CREF Equity Index Fund	84,280,255

	TOTAL U.S. EQUITY	84,280,255

	TOTAL TIAA-CREF FUNDS	124,722,697

	(Cost $108,994,832)

	TOTAL INVESTMENTS - 99.8%	124,722,697
	(Cost $108,994,832)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	292,876

	NET ASSETS - 100.0%	$125,015,573

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 9.9%
294,885	TIAA-CREF Bond Index Fund	$3,022,575

	TOTAL FIXED INCOME	3,022,575

INTERNATIONAL EQUITY - 22.6%
138,505	TIAA CREF Emerging Market Equity Index Fund	1,660,672
304,785	TIAA-CREF International Equity Index Fund	5,199,634

	TOTAL INTERNATIONAL EQUITY	6,860,306

U.S. EQUITY - 67.2%
2,017,923	TIAA-CREF Equity Index Fund	20,461,744

	TOTAL U.S. EQUITY	20,461,744

	TOTAL TIAA-CREF FUNDS	30,344,625

	(Cost $26,634,935)

	TOTAL INVESTMENTS - 99.7%	30,344,625
	(Cost $26,634,935)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	101,005

	NET ASSETS - 100.0%	$30,445,630

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 10.0%
199,420	TIAA-CREF Bond Index Fund	$2,044,055

	TOTAL FIXED INCOME	2,044,055

INTERNATIONAL EQUITY - 22.4%
94,493	TIAA CREF Emerging Market Equity Index Fund	1,132,969
203,225	TIAA-CREF International Equity Index Fund	3,467,016

	TOTAL INTERNATIONAL EQUITY	4,599,985

U.S. EQUITY - 67.4%
1,357,875	TIAA-CREF Equity Index Fund	13,768,852

	TOTAL U.S. EQUITY	13,768,852

	TOTAL TIAA-CREF FUNDS	20,412,892

	(Cost $17,818,216)

	TOTAL INVESTMENTS - 99.8%	20,412,892
	(Cost $17,818,216)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	49,374

	NET ASSETS - 100.0%	$20,462,266

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.1%(a)
23,130,461	TIAA-CREF Bond Plus Fund	$235,005,481
1,440,960	TIAA-CREF Emerging Markets Equity Fund	17,118,605
4,780,576	TIAA-CREF Enhanced International Equity Index Fund	35,471,874
5,616,391	TIAA-CREF Enhanced Large-Cap Growth Index Fund	55,265,283
6,289,810	TIAA-CREF Enhanced Large-Cap Value Index Fund	54,155,262
3,905,581	TIAA-CREF Growth & Income Fund	37,923,188
3,575,737	TIAA-CREF International Equity Fund	35,435,552
4,039,384	TIAA-CREF Large-Cap Growth Fund	44,514,013
3,196,016	TIAA-CREF Large-Cap Value Fund	44,168,948
157,470	TIAA-CREF Mid-Cap Growth Fund	3,286,403
195,878	TIAA-CREF Mid-Cap Value Fund	3,576,723
1,471,016	TIAA-CREF Small-Cap Equity Fund	23,065,527

	TOTAL TIAA-CREF FUNDS (Cost $548,671,142)	588,986,859

	TOTAL INVESTMENTS - 100.1% (Cost $548,671,142)	588,986,859
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(372,119)

	NET ASSETS - 100.0%	$588,614,740

[a] The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s half-year period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: May 16, 2011	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 16, 2011	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Dated: May 16, 2011	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification